UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08266

The India Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices) (Zip code)

Simpson Thacher & Bartlett LLP
425 Lexington Avenue
New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-583-5344

Date of fiscal year end: December 31

Date of reporting period: July 1, 2006 — June 30, 2007

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2006 TO JUNE 30, 2007

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
Mahindra and Mahindra Limited	MM IN	610018	7/26/2006	Mumbai	To receive and adopt the Directors Report and audited Balance Sheet and Profit and Loss Account for the year ended 31st March, 2006	Mgmt.	YES	FOR	FOR
					To declare a dividend on Ordinary Shares	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Mr. Deepak S. Parakh-who retires by rotation and being eligible, offers himself for re-election	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Mr. Narayanan Vaghul-who retires by rotation and being eligible, offers himself for re-election	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Mr. A.K. Nanda-who retires by rotation and being eligible, offers himself for re-election	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Mr. Bharat Doshi-who retires by rotation and being eligible, offers himself for re-election	Mgmt.	YES	FOR	FOR
					To appoint Messrs A F Ferguson & Co, Chartered Accountants, the retiring Auditors of the company, as Auditors, who shall hold office from the conclusion of the next Annual General meeting of the Company and to fix their remuneration	Mgmt.	YES	FOR	FOR
					Mr. Thomas Matthew T is herby appointed a Director of the Company and able to retire by rotation.	Mgmt.	YES	FOR	FOR

Dr Reddy’s Laboratories Limtied	DRRD IN	641095	7/28/2006	Hyderabad	To receive, consider, and adopt the Profit & Loss Account for the year ended March 31, 2006. Balance sheet as on that day along with the Reports of the Directors and Auditos thereon and the consolidated financials along with the Auditors Report thereon.	Mgmt.	NO	DNA	DNA
					To declare dividend for the financial year 2005-06	Mgmt.	NO	DNA	DNA
					To appoint a Director, in place of Mr. P N Devarajan who returns by rotation, and being eligible offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
					To resolve, not to fill the vacancy, for the time being, caused by the retirement of Dr. V Mohart, who retires by rotation and does not seek re-appoitnment.	Mgmt.	NO	DNA	DNA
					To appoint the Statutory Auditors and fix their remuneration. The retiring Auditors M/s BSR & Co. are eligible for re-appointment.	Mgmt.	NO	DNA	DNA

Wipro Limited	WPRO IN	620605	7/18/2006	Bangalore	Receive, consider, and adopt the audited Balance Sheet as at March 31, 2006 and the Profit and Loss Account for the year ended on that date and the Reports of the Directors and Auditors thereon.	Mgmt.	NO	DNA	DNA
					Declare final dividend on equity shares.	Mgmt.	NO	DNA	DNA
					Appoint a Director in place of Mr. P M Sinha who retires by rotation and being elgible, offers himself for reappointment	Mgmt.	NO	DNA	DNA
					Appoint a Director in place of Dr. Jagdish N. Sheth who retires by rotation and being elgible, offers himself for reappointment	Mgmt.	NO	DNA	DNA
					M/s BSR & Co. be and is herby approved as Auditors	Mgmt.	NO	DNA	DNA
					Mr. William Arthur (Bill) Owens be and is hereby elected as a Director of the Company	Mgmt.	NO	DNA	DNA
					The Company be and is hereby authorized to pay remuneration by way of commission to any one or more or all of the existing Non Executive Directors.	Mgmt.	NO	DNA	DNA

Suzlon Energy Limited	SUEL IN	B0DX8R	7/18/2006	Ahmedabad	To receive, consider and adopt the audited balance sheet as at March 31, 2006 and the profit and loss account for the year ending on that date together with the directors report and auditors’ report thereon.	Mgmt.	NO	DNA	DNA

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
					To confirm, payment of interim dividend on equity shares and to declare final dividend on equity shares and preference shares for the year 2005-2006.	Mgmt.	NO	DNA	DNA
					To appoint a director in place of Mr. Tulsi R. Tariti, who retires by rotation and being eligible, offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint a director in place of Mr. Pradip Kumar Khaitan, who retires by rotation and being eligible, offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint M/s. SNK & Co., Chartered Accountants, Ahmedabad and M/s S.R. Batliboi & Co., Chartered Accountants, Pune as auditors and fix their remuneration.	Mgmt.	NO	DNA	DNA
					Mr. V. Rahuraman was appointed as an Additional Director in 2005 and is proposing his candidature for the office of the director, be and is hereby appointed as a director of the Company who shall be liable to retire by rotation.	Mgmt.	NO	DNA	DNA
					Mr. Ashish Dhawan was appointed as an Additional Director in 2005 and is proposing his candidature for the office of the director, be and is hereby appointed as a director of the Company who shall be liable to retire by rotation.	Mgmt.	NO	DNA	DNA

ITC Limited	ITC IN	B0JGGP	7/21/2006	Calcutta	To consider and adopt the Accounts of the Company for the financial year ended 31st March, 2006, the Balance Sheet as at that date and the Reports of the Directors and Auditors thereon.	Mgmt.	NO	DNA	DNA
					To declare a dividend for the financial year ended 31st March, 2006.	Mgmt.	NO	DNA	DNA
					To elect Directors in place of those retiring by rotation.	Mgmt.	NO	DNA	DNA
					To appoint Auditors and to fix their remuneration.	Mgmt.	NO	DNA	DNA
					Mr. Sunil Behari Mathur be and is hereby appointed a Director of the Company, whose period of office shall be liable to determination by retirement of Directors by rotation, for a period of 5 years from the date of this Meeting.	Mgmt.	NO	DNA	DNA
					Mr. Dinesh Kumar Mehrotra be and is hereby appointed a Director of the Company, whose period of office shall be liable to determination by retirement of Directors by rotation, for a period of 5 years from the date of this Meeting.	Mgmt.	NO	DNA	DNA
					Consent be and is hereby accorded to modification in the terms of remuneration paid or payable to the Wholetime Directors of the Company with effect from 1st October, 2005 as set out in the Explanatory Statement annexed to the Notice convening this Meeting.	Mgmt.	NO	DNA	DNA
					This meeting hereby approves the extension of the term of Mr. Sahibzada Syed Habib-ur-Rehman as a Director, liable to retire by rotation, and also as a Wholetime Director of the Company, for a period of three years from 21st March, 2006 on such remuneration as set out inthe Explanatory Statement annexed to the Notice convening this Meeting.	Mgmt.	NO	DNA	DNA
					This meeting hereby approves the extension of the term of Mr. Anup Singh as a Director, liable to retire by rotation, and also as a Wholetime Director of the Company, for a period of three years from 22nd March, 2007 on such remuneration as set out inthe Explanatory Statement annexed to the Notice convening this Meeting.	Mgmt.	NO	DNA	DNA
					This meeting hereby approves the extension of the term of Mr. Yogesh Chander Deveshwar as a Director, liable to retire by rotation, and also as a Wholetime Director of the Company, for a period of five years from 5th, February, 2007 on such remuneration as set out inthe Explanatory Statement annexed to the Notice convening this Meeting.	Mgmt.	NO	DNA	DNA

ICICI Bank Limited	ICICIBC IN	610036	7/22/2006	Vadodara	To receive, consider and adopt the audited Profit and Loss Account for the financial year ended March 31, 2006 and Balance Sheet as at that date together with the Reports of the Directors and Auditors	Mgmt.	NO	DNA	DNA

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
					To declare dividend on preference shares	Mgmt.	NO	DNA	DNA
					To declare dividend on equity shares	Mgmt.	NO	DNA	DNA
					To appoint a director in place of Mr. L. N. Mittal, who retirees by rotation and, being eligible, offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint a director in place of Mr. P.M. Sinha, who retirees by rotation and, being eligible, offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint a director in place of Mr. V.Prem Watsa, who retirees by rotation and, being eligible, offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint a director in place of Ms. Lalita D. Gupte, who retirees by rotation and, being eligible, offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
					BSR & Company, Chartered Accountants be appointed as statutory auditors of the Company, in place of the retiring auditors, S R. Batliboi & Co., Chartered Accountants, to hold office from the conclusion of this Meeting until the conclusion of the next Annual General Meeting of the Company, on a remuneration (including terms of payment to be fixed by the Board of Directors of the Company)	Mgmt.	NO	DNA	DNA
					The Company is hereby authorised to appoint branch auditors, as and when required, in consultation with the statutory auditors	Mgmt.	NO	DNA	DNA
					Mr. R K Joshi is hereby appointed a Director of the Company liable to retire by rotation.	Mgmt.	NO	DNA	DNA
					Mr. Narendra Murkumbi is hereby appointed a Director of the Company liable to retire by rotation.	Mgmt.	NO	DNA	DNA

Voltas Limited	VOLT IN	613594	8/7/2006	Mumbai	To receive, consider, and adopt the Audited Profit and Loss Account for the year ended 31st March, 2006 and te Balance Sheet as at that date together with the Report of the Board of Directors and the Auditors thereon.	Mgmt.	YES	FOR	FOR
					To declare a dividend	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Mr. NM Munjee, who retires by rotatino and is eligible for reappointment	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Mr. SD Kulkarni, who retires by rotatino and is eligible for reappointment	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Mr. NN Tata, who retires by rotatino and is eligible for reappointment	Mgmt.	YES	FOR	FOR
					Sub-division of equity shares	Mgmt.	YES	FOR	FOR
					Alteration in the Articles of Association	Mgmt.	YES	FOR	FOR
					Appoitnment of Auditors	Mgmt.	YES	FOR	FOR

The Indian Hotels Company Limited	IH IN	610041	8/4/2006	Mumbai	To receive, consider and adopt the Audited Profit and Loss Account for the year ended March 31, 2006, and the Balance Sheet as at that date together with the report of the Board of Directors and the Auditors thereon.	Mgmt.	YES	FOR	FOR
					To declare a dividend on Ordinary Shares	Mgmt.	YES	FOR	FOR
					To appoint a Director in the place of Mr. R N Tata who retires by rotation and is eligible for re-appointment.	Mgmt.	YES	FOR	FOR
					To appoint a Director in the place of Mr. K B Dadiseth who retires by rotation and is eligible for re-appointment.	Mgmt.	YES	FOR	FOR
					To appoint a Director in the place of Mr. Deepak Parekh who retires by rotation and is eligible for re-appointment.	Mgmt.	YES	FOR	FOR
					To appoint Auditors and fix their remuneration	Mgmt.	YES	FOR	FOR
					Voluntary delisting of the Company’s Ordinary Shares from certain Stock Exchanges	Mgmt.	YES	FOR	FOR

Punjab Natioanl Bank	PNB IN	652675	7/31/2006	Delhi	To discuss the Balance Sheet, Profit & Loss.	Mgmt	NO	DNA	DNA

Hotel Leela Venture Limited	LELA IN	610033	7/31/2006	Mumbai	To receive, consider and adopt the Audited Balance Sheet	Mgmt	YES	FOR	FOR

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
					To declare dividend on Non Cumulative Redeemable Preference Stocks	Mgmt	YES	FOR	FOR
					To confirm the declaration and payment of Interim Dividend	Mgmt	YES	FOR	FOR
					To appoint a Director in place of Capt. CP Krishnan Nair who retires by rotation and being elibible, offers himself for re-appointment	Mgmt	YES	FOR	FOR
					To appoint a Director in place of Mrs. Anna Malhorra who retires by rotation and being elibible, offers herself for re-appointment	Mgmt	YES	FOR	FOR
					To appoint a Director in place of Dr. KU Mada who retires by rotation and being eligible, offers himself for re-appointment.	Mgmt	YES	FOR	FOR
					To appoint Auditors of the Company	Mgmt	YES	FOR	FOR
					Mr. Narasimham be and is herby appointed as a Director of the Company	Mgmt	YES	FOR	FOR
					Mr. R. Venkatachalam be and is herby appoitned as a Director of the Company	Mgmt	YES	FOR	FOR
					Mr. CK Kutty be and is herby appointed as a Director of the Company	Mgmt	YES	FOR	FOR
					Mr. Venu Krishnan be and is herby appointed as a Deputy Managing Director	Mgmt	YES	FOR	FOR
					Company hereby approves that Registers of Members, Index of Members, copies of all Annual Returns with copies of Certificates and Documents required to be annexed shall be kept at the offices of Sharepro Services (India) Pvt. Ltd.	Mgmt	YES	FOR	FOR
					“...permissions as may be required, consent of the members be and is herby accorded for acquiring and holding Equity Shares of the Company, by Foreign Institutional Investors (FII’s), upto an aggregate limit of 50% of the paid up Equity Share capital of the Comany.	Mgmt	YES	FOR	FOR
					The Board of Directors’ members be an dis herby accorded for consolidating and sub-dividing including the paid up Equity Sahres	Mgmt	YES	FOR	FOR
					The consent of the members be and his hereby accorded to the Board to sponseor, create, offer, issue and allot in one or more tranches and in one or more public offering for an amount not exceeding USD 110 Million	Mgmt	YES	FOR	FOR
					Share allottment: Aggregate amount of Sepcified Securities to be issued an allotted pursuant to teh authority granted herby shall not exceed Rs 450 Crores. The aforesaid Specified Securites shall not be sold by QIB’s for a periood of one year from the date of allottment except o a recognized stock exchange.	Mgmt	YES	FOR	FOR
					Total amount borrowed by the Board of directos and oustanding at any time shall not exceed a sum of Rs 2000 Crores	Mgmt	YES	FOR	FOR
					Payments of profits shall be made in respect of the company for each year over a period of five years from the ensuing financial year with effect from 1st April 2006	Mgmt	YES	FOR	FOR

IVRCL Infrastructure and Projects Ltd.	IVRC IN	B10SSR	8/7/2006	Hyderabad	Raising of monies herein referred to as ‘Securities’ for an aggregate amount not exceeding USD 125 million Issuance of Global Depository Receipts (GDR’s)	Mgmt Mgmt	NO NO	DNA DNA	DNA DNA
					Issuance by way of Qualified Insitituitional Placement	Mgmt	NO	DNA	DNA
					Issuance by way of borrowings	Mgmt	NO	DNA	DNA

NIIT Technologies Limited	NITEC IN	B02PD8	8/17/2006	Delhi	To receive, onsider and adopt the Balance Sheet as of March 31, 2006 and the Profit & Loss Account	Mgmt.	NO	DNA	DNA
					To declare dividend on equity shares	Mgmt.	NO	DNA	DNA
					To appoint a director in place of Mr. Surendra Singh, who retires by rotation and being eligible, offers himself for re-appointment	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. Subrotot Bhattacharya, who retires by rotation and being eligible, offers himself for re-appointment	Mgmt.	NO	DNA	DNA

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
					To appoint Auditors fothe Companyto hold office from thr conclusion of this Annual General Meeting to the conclusion of the next Annual Meeting	Mgmt.	NO	DNA	DNA

Infrastructure Development Finance Company Limited	IDFC IN	B0C5QR	8/2/2006	Chennai	To Consider and adopt the audited Balance Sheet as at March 31, 2006 and the Profit & Loss Account	Mgmt.	NO	DNA	DNA
					To consider and approve the payment of dividend @ 10% on the equity shares of the company	Mgmt.	NO	DNA	DNA
					To reappoint Mr. Vinod Rai who retires by rotation and being eligible, offers himself for re-election	Mgmt.	NO	DNA	DNA
					To reappoint Dr. Omkar Goswami who retires by rotation and being eligible, offers himself for re-election	Mgmt.	NO	DNA	DNA
					To consider that Messrs S. B. Billimoria & Co. be and are hereby appointed Auditors of the Company to hold office until the conclusion of the next Annual General Meeting on such remuneration as may be mutually agreed upon bteween the Board of Directors and the Auditors	Mgmt.	NO	DNA	DNA
					Appointment of Mr. V P Shetty as a Director	Mgmt.	NO	DNA	DNA
					Appointment of Mr. Donald Peck as a Director	Mgmt.	NO	DNA	DNA
					Appointment of Mr.Deepak S. Parekh as the Chairman	Mgmt.	NO	DNA	DNA
					Increase in borrowing limits	Mgmt.	NO	DNA	DNA
					Increase in limit for Foreign Institutional Investors’ holding in the equity share capital from 24% to 49%	Mgmt.	NO	DNA	DNA
					Adopt and approve existing pre-listing Employee Stock Option Scheme (ESOS)	Mgmt.	NO	DNA	DNA
					Consider and approve exploring options for providing orderly exit to orginal shareholders after lock-in released	Mgmt.	NO	DNA	DNA
					Consider and approve proposal for exploring optimal solution for Company’s capital means	Mgmt.	NO	DNA	DNA

Satyam Computers Limited	SCS IN	624185	8/21/2006	Hyderabad	To receive, consider, and adopt the audited balance sheet, the auditors’ report, the directors’ report.	Mgmt.	NO	DNA	DNA
					To declare final dividend on equity shares	Mgmt.	NO	DNA	DNA
					To appoint a director in place of Mr. Vinod K. Dham, director, who reitres by rotation and being eligible, offers himself for reappointment.	Mgmt.	NO	DNA	DNA
					To appoint M/s. Price Waterhouse, Chartered Accountants, as auditors of the company.	Mgmt.	NO	DNA	DNA
					Prof. Rammohan Rao Mendue, who was appointed as an additional director of the Company	Mgmt.	NO	DNA	DNA
					The Company is hereby accorded to appoint Mr. Ram Mohan Rao Mynampati as director on the Board	Mgmt.	NO	DNA	DNA
					The consent of the Company be and is hereby accorded for the payment of remuneration	Mgmt.	NO	DNA	DNA
					Authorised share capital of the company be and is hereby increased from Rs 75,00,00,000 to 1,60,00,00,000	Mgmt.	NO	DNA	DNA
					Free reserves of the Company as may be considered necessary by the Board for the issue of bonus shares, and accordingly the aggregate of such sums are herby set free fro distribution among the eligible holders fothe existing equity shares	Mgmt.	NO	DNA	DNA
					The Board of Directors deemed to issue , offer and allot to any one or more of all the permanent employees and directors of the Company up to 65,00,000 for such other adjusted figure for any bonus, stock splits, or consolidatiosn or other re-organisation of the capital structure.	Mgmt.	NO	DNA	DNA
					The Board of Directors deemed to issue , offer and allot to any one or more of all the permanent employees and directors of the Company RSU’s	Mgmt.	NO	DNA	DNA

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
Sterlite Industries Limited	STLT IN	B13TC3	Postal Ballot 8/21/2006	Postal Ballot	Sub-clause 5: To carry on the necessary or anicillary activities as mayb e consicered necessary or beneficial or desirable.	Mgmt.	YES	FOR	FOR
					Sub-clause 25: To establish meeting the requirements of any other contracts or arrangements undetaken by the Company.	Mgmt.	YES	FOR	FOR
					Sub-clause 26: To obtain mining rights, lease rights, exploration rights for coal, lignite or any other minerals, ores and metals, obtain exploration rights for gases and other petroleum products and to set-up, acquire, build, construct and own ports, jettie, railway lines, railway sidings, railway yards and stations for the business of the Company.	Mgmt.	YES	FOR	FOR

Shree Precoated Steels Limited	SRPS IN	681839	10/10/2006	Mumbai	To receive, consider, and adopt the Audited Balance Sheet as at 31st March 2006 and the Profit and Loss Account for the year ended on that date and the Report of Auditors and Director’s thereon.	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Shri Ishwarlal S. Ajmera, who retires by rotation and being elibible, offers himself for reappointment	Mgmt.	YES	FOR	FOR
					To appoint Auditors for their remuneration.	Mgmt.	YES	FOR	FOR
					Approval is hereby given for commending or continuing and undertaking all or any of the business specified in subclauses 47-54 and 57 as may be deemed fit by the Board of Directors.	Mgmt.	YES	FOR	FOR
					Substituting the existing clause with New Clause V: The Authorised Share Capital of the Company is Rs.150,00,00,000	Mgmt.	YES	FOR	FOR
					The Authorised Share Capital of the Company shall be such as given in Clause V.	Mgmt.	YES	FOR	FOR
					The Board of Directors is to offer, issue, and allot an amount not exceeding US $250 Million.	Mgmt.	YES	FOR	FOR

Balaji Telefilms Limited	BLJT IN	654553	8/18/2006	Mumbai	To receive, consider and adopt the Balance Sheet as at March 31, 2006 and the Profit & Loss Account for the year ended on that date and the Report of the Directors and Auditors thereon.	Mgmt.	YES	FOR	FOR
					To declare final Dividend	Mgmt.	YES	FOR	FOR
					To appoint a director in place of Mr. Akshay Chudasama, who retires by rotation and being eligible offers himself for re-appointment	Mgmt.	YES	FOR	FOR
					To apoitn a director in place of Mr. Pradeep Sarda, who retires by rotation and being eligible offers himself for reappointment	Mgmt.	YES	FOR	FOR
					To appoint M/s. Deloitte Haskins and Sells, Chartered Accountants, Mumbai, and M/s. Snehal & Associates, Chartered Accountants, Mumbai, as joint Auditors to hold office from the conclusion of this meeting until the conclusion of the next Annual General Meeting and to fix their remuneration.	Mgmt.	YES	FOR	FOR

Bharti Airtel Limited	BHARTI IN	644232	8/21/2006	Delhi	To receive, consider and adopt the Audited Balance Sheet of the Company as at March 31, 2006, the Profit & Loss Account for the year ended on theat date and the Reports of the Board of Directors and Auditors theron.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. Bashir Currimjee, who retires by rotation and being eligible offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Ms. Chua Sock Koong, who retires by rotation and being eligible offers herself for re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. Donald Cameron, who retires by rotation and being eligible offers himself for re-appointment	Mgmt.	NO	DNA	DNA

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
					To appoint Auditors to hold office from the conclusion of this Annual General meeting until the conclusion of the next Annual General Meeting and to authorise the Board of Directors to fix their remuneration.	Mgmt.	NO	DNA	DNA
					Mr. Ajay Lal, be and his hereby appoitned as a Director of the Company, liable to retire by rotation.	Mgmt.	NO	DNA	DNA
					Mr. Gavin John Darby, be and is hereby appointed as a Director of the Company, liable to retire by rotation.	Mgmt.	NO	DNA	DNA
					Mr. Paul Donovan, be and is hereby appointed as a Director of the Company, liable to retire by rotation.	Mgmt.	NO	DNA	DNA
					Ms. Syeda Bilgrami Imam, be and is hereby appointed as a Director of the Company, liable to retire by rotation.	Mgmt.	NO	DNA	DNA
					Mr. Arun Bharat Ram, be and is hereby appointed as a Director of the Company, liable to retire by rotation.	Mgmt.	NO	DNA	DNA
					Mr. York Chye Change be and is herby appoitned as a Director of the Company, liable to retire by rotation.	Mgmt.	NO	DNA	DNA

Gokaldas Exports Limited	GEXP IN	B06V8Z	8/17/2006	Bangalore	To receive, consider and adopt the Balance Sheet as at March 31, 2006 and the Profitand Loss Account for the year ended on that date together with the Reports of the Directors’ and the Auditors’ thereon.	Mgmt.	NO	DNA	DNA
					To declare dividend on equity shares	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Shri Madanlal J Hinduja, Director, who retires by rotation and being eligible, offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Shri H S Nagaraj, Director, who retires by rotation and being eligible offers himself for reappointment	Mgmt.	NO	DNA	DNA
					To appoint M/s RSM & Co., Chartered Accountants and M/s Girish Murthy & Kumar, Charted Accountants, as Joing Statutory Auditors of the Company to hold office fromt eh conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting and to fix their remuneration.	Mgmt.	NO	DNA	DNA
					The consent of the Company has hereby been accorded that the Board of Directors to borrow any sum or sums of money for and on behalf of the Company from time to time for the purpose of the Company nothwithstanding that he money to be borrowed together with the moneys already borrowed; total amount borrowed shall not exceed Rs 500 crores	Mgmt.	NO	DNA	DNA
					Subject to the approval of the Central Government , the consent of the Company be and is herby accorded to the appointment of Shri Gaurav D Hinduja son of Shri Dinesh Hinduja, as Chief Operating Officer (COO).	Mgmt.	NO	DNA	DNA

Madhucon Projects Limited	MDHPJ IN	B0SY7P	8/19/2006	Khammam	To receive , consider, and adopt the Audited Balance Sheet of the Company as at 31st March 2006 and the profit and Loss Account for the year ended on that date together with the report of the Auditors’ and Directors’ thereon.	Mgmt.	NO	DNA	DNA
					To appoint Director in t place of Sri N Nageswar Rao who retires by rotation and being eligible offers himself for re-appoitnment.	Mgmt.	NO	DNA	DNA
					To declare dividend o the Equity Shares	Mgmt.	NO	DNA	DNA
					M/s K Siva Rama Krishna Prasad & co. Chartered Accountants, be and are hereby re-appointed as Auditors of the Company to hold office from the conclusion of this Annual General meeting until the conclusion of the next Annual General Meeting at such remuneration as may be deteremined by the Board of Directors of the Company.	Mgmt.	NO	DNA	DNA
					Sri K Srinivasa Rao be and is herby appoitned as a Director of the company liable to retirement by rotation	Mgmt.	NO	DNA	DNA

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
					Sri C Venkateswara Rao be and is hereby appointed as an independent Director of the Company liable to retirement by rotation	Mgmt.	NO	DNA	DNA
					Sri P Madhava Rao be and is hereby appointed as an Independent Director of the Company liable to retirement by rotation	Mgmt.	NO	DNA	DNA
					Reappointment of Shri S V Patwardhan as Managing Director of the Company for a further period of two years w.e.f. 5th March 2006	Mgmt.	NO	DNA	DNA
					Reappointment of Shri S Vaikuntanathan as Director of Finance for a further period of one year w.e.f. 5th March 2006	Mgmt.	NO	DNA	DNA
					Reappointment of Shri N Seethian as Joint Managing Director for a period of five years w.e.f. 1st April 2005	Mgmt.	NO	DNA	DNA
					Consent is hereby accorded for acquiring and holding Equity Shares of the company by the FII’s including their sub-acconts upto an aggregate limit of 40% of the paid up Equity Share Capital of the Company.	Mgmt.	NO	DNA	DNA
					The seal shall not be affixed to any instrument except by authority of a resolution of the Board of Directors and in the presence of at least two persons, one of whom shall be a Director and the other shall be such other person(s) as the Board may authorize for the purpose.	Mgmt.	NO	DNA	DNA
					Provisions are hereby accorded to the Board for borrowing from time to time as may deem fit not withstanding that the moneys already borrowed will exceed the agggregate of the paid-up capital of the Company and shall not exceed Rs 2000.00 Crores	Mgmt.	NO	DNA	DNA
					Provisions are hereby accorded to the Board that the aggregate of the loans may deem fit by the Board but shall not exceed Rs 500.00 Crores	Mgmt.	NO	DNA	DNA

Ultratech Cement Limited	UTCEM IN	B01GZF	8/28/2006	Mumbai	To receive, consider, and adopt the audited Balance Sheet as at 31st March 2006 and the Profit and Loss Account for the yer ended 31st March 2006 and the Report of the Directors’ and Auditors’ thereon.	Mgmt.	YES	FOR	FOR
					To declare dividend on Equity Shares for the year ended 31st March, 2006	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Mr. R C Bhargava, who retires by rotation and being eligible, offers himself for re-appointment	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Mr. D. D. Rathi, who retires by rotation and being eligible, offers himself for re-appointment	Mgmt.	YES	FOR	FOR
					To appoitn a Director in place of Dr. S. Misra, who retires by rotation and being eligible, offers himself for re-appoitnment.	Mgmt.	YES	FOR	FOR
					M/s. S. B. Billimoria & Co., Chartered Accountants, Mumbai an dM/s. G.P. Kapadia & Co., Chartered Accountants, Mumbai be and are hereby re-appointed Joint Statutory Auditors.	Mgmt.	YES	FOR	FOR
					Mr. Grish M. Dave be and is hereby appoitned as a Director of the Company laible to retire by rotation.	Mgmt.	YES	FOR	FOR
					M/s. Haribhakti & Co., Chartered Accountas, Mumbai, be and are hereby appoitned as the Branch Auditors of the Company	Mgmt.	YES	FOR	FOR
					Consent of the Company be and is hereby accorded to the Board of Directors to borrow any sum or sumso f money fromt imet o time at its discretion up to a sum of Rs2,000 crores.	Mgmt.	YES	FOR	FOR
					The Board may determine on all or any of the moveable and /or immoveable properties tangible or intangible assets of the Company	Mgmt.	YES	FOR	FOR

Television Eighteen India Limited	TLEI IN	622464	8/11/2006	Delhi	To receive, consider and adopt the profit and Loss Account for the year ended 31st march 2006, the Balance Sheet as at that date and the Reports of the Directors and the Auditors thereon.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Ms. Vandana Malik, who retires by rotation and being eligible, offers herself for re-appoitnment	Mgmt.	NO	DNA	DNA

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
					To appoint a Director in place of Mr. Sanjay Ray Chaudhuri, who retires by rotation and being eligible, offers herself for re-appoitnment	Mgmt.	NO	DNA	DNA
					To declare a dividend on Equity Shares	Mgmt.	NO	DNA	DNA
					M/s Deloitte Haskins & Solls , Chartered Accountants, be and are hereby appointed as Auditors of the Company	Mgmt.	NO	DNA	DNA
					To such employees of the Company, whether working in India or out of India and Directors of the Company whether Wholetime Directors or otherwise (hereinafter referred to collectively as the “Employees”. The Board may decide on exercisable equity shares not exceeding in aggregate 10,00,000 of Rs 5 each, and will determine terms and conditions.	Mgmt.	NO	DNA	DNA
					To such employees of the Subsidiary, whether working in India or out of India and Directors of the Subsidiary Company whether Wholetime Directors or otherwise (hereinafter referred to collectively as the “Employees”. The Board may decide on exercisable equity shares not exceeding in aggregate 10,00,000 of Rs 5 each, and will determine terms and conditions.	Mgmt.	NO	DNA	DNA
					To such employees of the Company, whether working in India or out of India and Directors of the Company whether Wholetime Directors or otherwise (hereinafter referred to collectively as the “Employees”. The Board may decide on exercisable equity shares not exceeding in aggregate 5,00,000 equity shares of Rs 5 each, and will determine terms and conditions.	Mgmt.	NO	DNA	DNA
					To such employees of the Subsidiary, whether working in India or out of India and Directors of the Subsidiary Company whether Wholetime Directors or otherwise (hereinafter referred to collectively as the “Employees”. The Board may decide on exercisable equity shares not exceeding in aggregate 5,00,000 equity shares of Rs 5 each, and will determine terms and conditions.	Mgmt.	NO	DNA	DNA
					Board is herby authorized to issue and allot 5,00,000 Equity Shares of Rs 5/-each to the eligible employees and/or Directors	Mgmt.	NO	DNA	DNA
					The Company is hereby accorded to the Board to create and offer, more than 1% of the issued capital of the company to any employee or Director of the Company	Mgmt.	NO	DNA	DNA
					Company hereby accors its approval for the appointment of Mr. Sanjay Ray Chaudhuti who is already a Director on the Board asa Whoel-time Director of the Company	Mgmt.	NO	DNA	DNA
					Employee Stock Option Scheme/Employe Stock Purchase Scheme	Mgmt.	NO	DNA	DNA

Allsec Technologies Ltd.	ALLT IN	B07Y2F	8/21/2006	Chennai	The authorised share cpital of the Company be and is hereby increased from Rs.28.50 crores divided into 1,50,00,000 equity shares of Rs.10/-each	Mgmt.	NO	DNA	DNA
					The authorised share cpital of the Company is 33,50,00,000	Mgmt.	NO	DNA	DNA
					The Board be and is hereby authorized to decide and approve the other terms and conditions of the issue of the Shares and the Warrants	Mgmt.	NO	DNA	DNA
					The Consent of the Company be and is hereby accorded to the Baord to offer, issue and allot upto 3,021,685 Equity Shares of the Company of Rs 10 each ata price of Rs 260/= per Equity Share	Mgmt.	NO	DNA	DNA

BL Kashyap and Sons	KASH IN	B0ZBSB	8/11/2006	Delhi	To consider and adopt the audited Blance Sheet as at March 31, 2006, Profit and Loss Account for the year ended on that date and the Reports of the Board of Directors and Auditors thereon.	Mgmt.	NO	DNA	DNA
					To declare a dividend on Equity Shares	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. Vikram Kashyap, who retires by rotation and, being eligible seeks re-appointment.	Mgmt.	NO	DNA	DNA

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
					M/s Sood Brij & Associates, Chartered Accountants, be and are herby re-appoitned as Auditors o fthe Company, to hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting of the Company on such remuneration as shall be fixed by the Board of Directors.	Mgmt.	NO	DNA	DNA
					Justice CK Mahajan, be and hereby appoitned as Director of the Company subject to retirement by rotation under the provisions of the Articles of Association of the Company.	Mgmt.	NO	DNA	DNA
					Mr. H N Nanani, be and is hereby appoitned as a Director of the Company subject to retirement by rotation under the provisions of the Articles of Association of the Company.	Mgmt.	NO	DNA	DNA
					Mr. Naveen Jain, be and is hereby appointed as a Director of the Company subject to retirement by rotation under the provisions of the Articles of Association of the Company	Mgmt.	NO	DNA	DNA

KPIT Cummins Infosystems Limited	KPIT IN	B06C3W	8/28/2006	Pune	The Articles of Association of the Company be and is hereby altered: definishtion of “InvestmentAgreement”,Transfer of IFC shares, Tag Along Right (IFC), new Article 82B be added	Mgmt.	NO	DNA	DNA
					The Board has constituted to exercise its powers to create, offer, issue and allot options exercisable into not more than 10,00,000 equity shares of the Company	Mgmt.	NO	DNA	DNA

Grasim Industries Limited	GRASIM IN	609992	8/25/2006	Nagda, Madhya Pradesh	To receive, consider and adopt the audited Balance Sheet as at 31st March 2006 and the Profit and Loss Account for the year ended 31st march 2006 and the Reports of the Directors and the Auditors of the Company.	Mgmt.	NO	DNA	DNA
					To declare dividend on Equity Shares for the year ended 31st March, 2006.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Shri Kumar Mangalam Birla, who retires from office by rotation and being eligible, offers himself for re-appointment	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Shri M.L. Apte, who retires from office by rotation, and being eligible, offers himself for re-appointment	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Shr R.C. Bhargava, who retires from office by rotation, and being eligible, offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
					Messrs. G.P. Kapadia & Co., Chartered Accountants, Mumbai be and are hereby re-appoitned as the Statutory Auditors of the Company	Mgmt.	NO	DNA	DNA
					Statutory modification or re-eneactment thereof for Resolutions passed by the members of the Company are hereby accorded: Remuneration for Shri Shailendra K Jain	Mgmt.	NO	DNA	DNA
					Statutory modification or re-eneactment thereof for Resolutions passed by the members of the Company are hereby accorded: Remuneration for Shri D D Rathi	Mgmt.	NO	DNA	DNA
					Consent of the Company be and is hereby granted for the re-appointment of Shir Shailenders K. Jain	Mgmt.	NO	DNA	DNA
					Consent of the company be and is hereby accorded to the Whole Time Director(s) of the Company receiving sitting fees for attending meetings of the Board of Directors/Co0mmittees of Directors of the Company’s subsidiaries.	Mgmt.	NO	DNA	DNA
					Consent of the company be and is hereby accorded to the payment of, in addition to the sitting fees for attending the meetings of the Board or Committee(s) thereof and reimbursement of expenses, in accordance with the relevant provisions of the Articles of Association of the Company, commission tothe Directors (other than the Whole Time Directors)	Mgmt.	NO	DNA	DNA

Bombay Rayon Fashions Ltd.	BRFL IN	B0PDQG	8/29/2006	Mumbai	To receive, consider and adopt the Audited Statements of Accounts for the Fiancial year ended 31st march 2006 and the Reports of Directors and Auditors thereon.	Mgmt.	YES	FOR	FOR

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
					To declare dividend on the Equity Shares	Mgmt.	YES	FOR	FOR
					To appoint a Director in palce of Mr. A R Mundra who retires by rotation and being eligible, offers himself for re-appoitnment	Mgmt.	YES	FOR	FOR
					To appoint a Director in palce of Mr. Uday Mogre who retires by rotation and being eligible, offers himself for re-appoitnment	Mgmt.	YES	FOR	FOR
					To appoint Auditors to hold office from the conclusion of this meeting to the conclusion of the next Annual General Meeting and to fix their remuneration.	Mgmt.	YES	FOR	FOR

The Indian Hotels	IH IN	610041	Postal Ballot	Mumbai	Sub-division of shares	Mgmt.	YES	FOR	FOR
Company Limited					Amendment to the Capital Clause of the Memorandum of Association	Mgmt.	YES	FOR	FOR
					Amendment to the Articles of Association	Mgmt.	YES	FOR	FOR

Hindustan Zinc Limited	HZ IN	613972	Postal Ballot	Udalpur	To do the business as power producer either individually as a holding company or in collaboratin	Mgmt.	YES	FOR	FOR
					To lay down, establish, operate and maintain such power generating stations and sub stations	Mgmt.	YES	FOR	FOR
					To carry on business of consultancy services	Mgmt.	YES	FOR	FOR
					To generate, acquire , develop and accumulate electrical power	Mgmt.	YES	FOR	FOR
					To carry on the business of an electric power, light and supply company in all its branches	Mgmt.	YES	FOR	FOR
					To carry on the business of electrician, mechanical engineers, suppliers of electricity for the purposes of power	Mgmt.	YES	FOR	FOR
					To carry on in India or elsewhere the business of establishing, commissioning, setting up, operating and maintaining electric power generating stations	Mgmt.	YES	FOR	FOR
					To acquire concessions or licenses granted by, and enter into contracts with the Government of India or the Government of any Province in India or any State in India, or any municipal or local authority.	Mgmt.	YES	FOR	FOR

Television Eighteen India	TLEI IN	622464	Postal Ballot	New Delhi	The Company is hereby accorded to make loans	Mgmt.	YES	FOR	FOR
Limited					The consent is given to the Board of Directors to create such cahrges, mortgages and hypothecations in addition to the existing	Mgmt.	YES	FOR	FOR
					The consent of the Company be and is hereby accorded to the Board of Directors of the Company to borrow, from time to time, any sum or sumso f money which together with the moneys already borrowed by the Company may exceed the aggregate of the paid up capital	Mgmt.	YES	FOR	FOR

Shiv-Vani Oil & Gas Exploration Services	SVOG IN	B06WT7	Postal Ballot	New Delhi	To carry on the business of electricity and power producers and suppliers in all its branches	Mgmt.	YES	FOR	FOR
Limited					To carry on business in India or elsewhere by itself or by way of consortium	Mgmt.	YES	FOR	FOR
					To make any loan to any othe body corporate	Mgmt.	YES	FOR	FOR
					To give any guarantee, or provide security, in connection with a loan made by any other person to, or to any other person by anybody corporate	Mgmt.	YES	FOR	FOR
					to acquire by way of subscription, purchase or otherwise the securities of any other body corporate	Mgmt.	YES	FOR	FOR
					to make investment in joint venture	Mgmt.	YES	FOR	FOR

JSW Steel Limited	JSTL IN	610164	9/8/2006	Mumbai	Consent of the Company be an dis herby accorded to the Board to create, offer, issue and allot 70,00,000 Series A Warrants an d80,00,000 Series B Warrants	Mgmt.	YES	FOR	FOR

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
					Relevants date for the purpose of the calculatio ofhte price of the Equity shares arising out of conversion of the Warrants shall be 9th August, 2006	Mgmt.	YES	FOR	FOR
					Vice Chairman & Managing Director, Jt. Managing Director & CEO Director (Finance) and Company Secretary be an dare herby authorized to do all such acts and to settle any quesitons, difficult or doubts that may arise in regard to the other, issue and allotment of Warrants and Equity Shares	Mgmt.	YES	FOR	FOR
					Share Allotment Committee of the Baord be and is hereby authorized to issue and allot the Warrants pursuant to this resolution and the Equity shares upon conversion of Warrants issued	Mgmt.	YES	FOR	FOR

Elecon Engineering Company	ELCN IN	631495	9/12/2006	Gujarat	To receive, consider, and adopt the Audited Balance Sheet as at 31st March 2006, Profit & Loss Account for the year ended on that date and the Report of Board of Directors and Auditors thereon.	Mgmt.	NO	DNA	DNA
					To declare Dividend on Equity Shares	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Shri Pradip M. patel, who retires by rotation and being eligible offers himself for reappointment.	Mgmt.	NO	DNA	DNA
					M/s Thakorebhai Shirish Desai & butala, Division of Thacker Butala Desai, Chartered Accountants, be and are hereby appointed as Auditors of the Company	Mgmt.	NO	DNA	DNA
					Hereby accorded for the re-appointment of Shri Prayasvin B . Patel as Chairman and Managing Director of the Company for a period of five years	Mgmt.	NO	DNA	DNA
					Consent of the Company granted in termso f the provisions of Section 293 to Board of Directors to borrow monies for the busines sof the Company, whether unsecured or secured in Indian or Foreign currency	Mgmt.	NO	DNA	DNA
					Herby accord its consent an dother applicable provisions, if any , o fthe Companies Act 1956 to the Board of Directors to mortgage and/or change all or any of the immovalb and/or moveable properties	Mgmt.	NO	DNA	DNA
					The existing equity shares of face value of Rs 10/- each in the share capital of the Company be sub-divded into equity shares of face value of Rs 2/- each	Mgmt.	NO	DNA	DNA
					Clause V deleted in its place: The share capital of the Company is Rs 30,00,00,000 divided into 15,00,00,000 shares of Rs 2/- each with power to increase or reduce the capital	Mgmt.	NO	DNA	DNA
					Articles of Association need be altered by deleting the existing Article 4	Mgmt.	NO	DNA	DNA
					The Committee and Board are hereby authorized on behalf of the Company to issue, allot offerings	Mgmt.	NO	DNA	DNA
					Any issue or allotment of Equity Shares as described, the Board be and is hereby authorized on behalf of the Company to do all such acts, it its absolute discretin & in which it deems fit	Mgmt.	NO	DNA	DNA
					The consent of the Company is be and is hereby accorded to the Board to allow FII’s/NRIs/PIOs/OCBs both on repatriation and non repatriation basis be within the overall ceiling limit of: 30% of paid up Equity Capital of the company and 30% of the total paid up value of each series of convertible debentures of the company	Mgmt.	NO	DNA	DNA

Geodesic Information Systems Limted	BVH IN	B068D9	9/15/2006	Mumbai	To receive, consider and adopt the Audited Balance Sheet as at 31st march 2006 and the Profit and Loss Account for the year ended 31st March and the Reports of the Directors and Auditors theron, along with relevant enclosures	Mgmt.	YES	FOR	FOR
					To confirmt he payment of the interim dividend, to declare final dividend @ 10% on equity shares and to take note of payment of dividend on5% Cumulative Redeemable Preference Shares	Mgmt.	YES	FOR	FOR
					To appoint a director in place of Mr. Rahul Patwardhan, who0 retires from office by rotation and being eligible, offers himself for reappointment	Mgmt.	YES	FOR	FOR

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
					To appoint a director in place of Mr Vinod Sethl, who retires from office by rotation and being eligible, offers himself for reappointment	Mgmt.	YES	FOR	FOR
					To appoint M/s S.R. Batlibol & Co., Chartered Accountants in place of M/s GM Borkar & Co., Chartered Accountants, reitring auditors who have expressed their-unwillingness to be reappointed at the Annual General Meeting, as the statutory auditors of the company to hold office from this Annual General Meeting until teh conclusion of the next Annual General Meeting on remuneration as fixed by the Board of Directors of the Company	Mgmt.	YES	FOR	FOR
					Re-appointment of Mr. Pankaj Kumar as a Whole Time Director of the Company under the designation “Executive Chariman & Director”, hereinafter referred to as “Executive Director” liable to retire by rotation for a perio of five years	Mgmt.	YES	FOR	FOR
					Re-appointment of Mr. Kiran Kulkami as a “Managing Director” of the Company, not liable to retire by rotation, for a period of five years	Mgmt.	YES	FOR	FOR
					Re-appointment of Mr. Prashant Mulekar as a Whoel time Director of the Company under the designation “Executive Director” hereinafter referred to as “Executive Director” liable to retire by rotation for a period of five years	Mgmt.	YES	FOR	FOR
					Board of Directors of the Company including committee formed for this purpose, to amend and substitute Clause 1.6 (Exercise Price)	Mgmt.	YES	FOR	FOR

Bharat Heavy Electricals Limited	BHEL IN	612952	9/15/2006	New Delhi	To receive, consider and adopt the audited Balance Sheet of the company as at 31st march, 2006 and the Profit & Loss Account for the financial year ended on that date together wit the Reports of the Directors and Auditors thereon.	Mgmt.	NO	DNA	DNA
					To declare a dividend	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Shir Vineet Nayyar, who retires by rotation and being eligible, offers himself for reappointment	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Shri naresh Chaturvedi, who retires by rotation and being eligible, offers himself for reappointment	Mgmt.	NO	DNA	DNA
					To fix the reumeration of the Auditors	Mgmt.	NO	DNA	DNA
					Shri Sanjay M. Dadlika is hereby appointed as a Director of the Company	Mgmt.	NO	DNA	DNA
					Shri Ashok K Aggarwal is herby appoitned as a Director of the Company	Mgmt.	NO	DNA	DNA
					Shri Manish Gupta is hereby appointed as a Director of the Company	Mgmt.	NO	DNA	DNA
					Shri Shekhar Datta is hereby appointed as a Director of the Company	Mgmt.	NO	DNA	DNA
					Shri Raman Singh Sidhu is hereby appointed as a Director of the Company	Mgmt.	NO	DNA	DNA
					Shri Madhukar is hereby appoitned as Director of the Company	Mgmt.	NO	DNA	DNA
					Shri C. P. Singh is hereby appoitned as a Director of the Company	Mgmt.	NO	DNA	DNA
					Articles of Association is hereby altered	Mgmt.	NO	DNA	DNA

Sun Pharmaceuticals Industries Ltd.	SUNP IN	658248	9/20/2006	Gujarat	To consider and adopt the Balance Sheet as at March 31st, 2006, the Profit & Loss Account for the year ended on that date and the reports of the Board of Directors and Auditors thereon.	Mgmt.	NO	DNA	DNA
					To declare dividend on Preference Shares and on Equity Shares	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Shir keki Minoo Mistry, who retires by rotation and being eligible, offers himself for reappointment	Mgmt.	NO	DNA	DNA
					To appoitn a Director in place of Shri Hasmukh S Shah, who retires by rotation and being eligible, offers himself for reappointment	Mgmt.	NO	DNA	DNA
					To re-appoint Messrs. Deloitte Haskins & Sells, Chartered Accountants, Mumbai as the Auditors of the Company and to authorise the Baord of Directors to fix their remuneration	Mgmt.	NO	DNA	DNA

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
					The Company hereby approves the revision in the remuneration of Shri Dilip S. Shanghvi, Chairman & Managing Director of the Company	Mgmt.	NO	DNA	DNA
					The Company hereby approves the revision in the remuneration of Shri Sudhir V. Valia, Whole Time Director of the Company	Mgmt.	NO	DNA	DNA
					The Company hereby approves the revision in the remuneration of Shri Sailesh T. Desai, Whole Time Director	Mgmt.	NO	DNA	DNA

Hero Honda	HH IN	632732	9/14/2006	New Delhi	To receive, consider and adopt the Audited Balance Sheet of the Company as at March 31, 2006 and the Profit and Loss Account for the year ended on that date together wtihthe reports of the Directors and Auditors thereon.	Mgmt.	NO	DNA	DNA
					To declare a devidend of Rs 20 per Equity Share on 19,96,87,500 Equity Shares of Rs 2 each for the financial year 2005-06	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. Pradeep Dinodia, who retires by rotation and being eligible, offers himself for re-appointment	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Gen. (Retd.) Ved Prakash Malik, who retires by rotation and being eligible, offers himself for re-appointment	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. Brijmohan Lall Munjal, who retires by rotation and being eligible, offers himself for reappointment	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. Satyanand Munjal, who retires by rotation and being eligible, offers himself for reappointment	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. Tatsuhiro Oyama, who retires by rotation and being eligible, offers himself for reappointment	Mgmt.	NO	DNA	DNA
					To appoint M/s A.F. Ferguson & Col, Chartered Accountants, New Delhi, the retiring auditors, to hold office as auditors from the conclusion of this meeting until the conclusion of the next Annual General Meeting and to fix their remuneration	Mgmt.	NO	DNA	DNA
					Appointment of Mr. Sunil Bharti Mittal as Director of the Company	Mgmt.	NO	DNA	DNA
					Appointment of Mr. Toshaki Nakagawa as Director and Joint Managing Director of the Company	Mgmt.	NO	DNA	DNA
					Appointment of Mr. Masahir Takedagawa as Director of the Company	Mgmt.	NO	DNA	DNA
					Re-appointment of Mr. Brijmohan Lall Munjal, as Chariman and Director in the Whole-time employment of the Company	Mgmt.	NO	DNA	DNA
					Keep[ing of registers/returns/documents at the registered office	Mgmt.	NO	DNA	DNA
					Re-appointment of Mr. Pawan Mumai as Managing Director of the Company	Mgmt.	NO	DNA	DNA

Hindustan Zinc Limited	HZ IN	613972	9/16/2006	Udaipur	To receive, consider and adopt the audited accounts for the year ended on 31st March, 2006 along with Directors’ Report and Auditors’ Report thereon.	Mgmt.	NO	DNA	DNA
					To approve dividend for the year 2005-2006	Mgmt.	NO	DNA	DNA
					To appoint Director in place of Shri Tarun Jain, who retires by rotation and, being eligible, offers himself for re-appointment as per Article 129 of the Articles of Association of the Company	Mgmt.	NO	DNA	DNA
					To appoint Director in place of Shri A.C. Wadhawan, who retires by rotation and, being eligible, offers himself for re-appointment as per Article 129 of the Articles of Association of the Company	Mgmt.	NO	DNA	DNA
					To appoint Director in place of Shri N.K. Shukla, who retires by rotation and, being eligible, offers himself for re-appointment as per Article 129 of the Articles of Association of the Company	Mgmt.	NO	DNA	DNA
					To re-appoint the retiring Auditors M/s Deloitte Haskins & Sells as Statuory Auditors of the Company	Mgmt.	NO	DNA	DNA

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
					To consider and accord approval to the company for appointment and reimbursement of remuneration in respect of Shir M.S. Mehta, CEO & Whole-time Director, HZL made to Sterlite Industries Ltd. For the period from 15.11.2005 and to pass the following Ordinary Resolution with or wihtout modification: appointment of Shir M.S. Mehta as CEO & whoeltime Director in terms of the Share Purchas e Agreement by the Board of Directors in their 276th Meeting held on 15.11.2005 be ansis hereby confirmed.	Mgmt.	NO	DNA	DNA

Aurobindo Pharma Ltd.	ARBP IN	670263	9/18/2006	Hyderabad	To receive, consider and adopt the Audited Balance Sheet as at March 31, 2006 and Profit & Loss Account and Cash Flow Statement for the year ended on that date and the report of the Board of Directors and the Auditors thereon.	Mgmt.	NO	DNA	DNA
					To declare dividend for the year ended March 31, 2006 on Equity Shares	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. Karamjit Singh Butalia who retires by rotation and being eligible, offers himself for reappointment	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Dr. M. Sivakumaran who retires by rotation and being eligible, offers himself for reappointment	Mgmt.	NO	DNA	DNA
					To appoitn M/s S.R. Batliboi & Col, Chartered Accountants as Statutory Auditors of the Company to hold offic from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting and to authorise the Board of Directors to fix their remuneration	Mgmt.	NO	DNA	DNA
					Dr. K. Ramachandran is hereby appoitned as a Director of the company	Mgmt.	NO	DNA	DNA
					Mr. P.V. Ramaprasad Reddy is hereby re-appointed as a Whole-time Director	Mgmt.	NO	DNA	DNA
					Mr. K. Nityananda Reddy is hereby re-appointed as a Managing Director	Mgmt.	NO	DNA	DNA
					Remuneration payble to Dr. M. Sivakumaran, who was appointed as a Wholetime director of the Company, be and is hereby revised	Mgmt.	NO	DNA	DNA
					Remuneration payble to Mr. B. Sivaprasad Reddy, who was appointed as a Wholetime director of the Company, be and is hereby revised	Mgmt.	NO	DNA	DNA
					Mr. M. Madan Mohan Reddy is hereby appointed as a Director fo the Company	Mgmt.	NO	DNA	DNA
					Dr. M. Sivakumaran be and is hereby re-appointed as a Whole-time Director	Mgmt.	NO	DNA	DNA
					The approval is hereby granted to utilize the professional services of Mr. Srinivas Lanka, Non-Executive Director of the Company, at an annual remuneration of Rs 3,600,000	Mgmt.	NO	DNA	DNA
					The consent of the Company be and is hereby accorded to the Board to create, offer, issue and allot at any tmie to or for the benefit of such personas who are in employment of the Company, including eligible Directors of the Company, whether part time or full time, under a scheme titled “Employee Stock Option Plan 2006”	Mgmt.	NO	DNA	DNA
					Resolution required to be passed if the benefits of ESOP are to be extended to employees of the subsidiary or holding Company	Mgmt.	NO	DNA	DNA

Bharat Electronics Ltd.	BHE IN	613971	9/19/2006	Bangalore	To receive, consider and adopt the Profit & Loss Accont for the year ended 31 March 2006 and the Balance Sheet as at that date and the Reports of the Directors and the Auditors thereon.	Mgmt.	NO	DNA	DNA
					To declare Dividend on Equity Sahres	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. M. L. Shanmukh who retires by rotation and being eligible, offers himself for re-appointment	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. VVR Sastry, who retires by rotation and being elgible, offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
					Mr. Bhupindar Sing is hereby appointed as a Director of the Company	Mgmt.	NO	DNA	DNA

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
					Prof. N. Blakrishnan is hereby appointed as Director of the Company	Mgmt.	NO	DNA	DNA
					Dr. Ashok Jhunjhunwala is hereby appointed as a Director of the Company	Mgmt.	NO	DNA	DNA
					Dr. M. Rammohan Rao is hereby appointed as a Director of the Company	Mgmt.	NO	DNA	DNA
					Mr. K.G. Ramachandran is hereby appointed as a Director of the Company	Mgmt.	NO	DNA	DNA
					Dr. V. Bakthavatsalam is hereby appointed as a Director of the Company	Mgmt.	NO	DNA	DNA
					Prof. Goverdhan Mehta is hereby appointed as a Director of the Company	Mgmt.	NO	DNA	DNA
					Prof. S. Sadagopan is hereby appointed as a Director of the Company	Mgmt.	NO	DNA	DNA
					Dr. S P Parashar is hereby appointed as a Director of the Company	Mgmt.	NO	DNA	DNA
					Mr. Alok Perti is hereby appoitned as a Director of the Company	Mgmt.	NO	DNA	DNA
					Mr. Ashwani Kumar Datt is hereby appointed as a Director of the Company	Mgmt.	NO	DNA	DNA
					Mr. H.S. Bhadoria is hereby appointed as a Director of the Company	Mgmt.	NO	DNA	DNA
					Special Resolution	Mgmt.	NO	DNA	DNA

Sterlite Industries Ltd.	STLT IN	B13TC3	Postal Ballot	Aurangabad	The Company is hereby authorized to sell/transfer the ‘Power Transmission Line Division’	Mgmt.	YES	FOR	FOR

Indiabulls Financial Services Limited	IBULL IN	B02L7L	9/18/2006	New Delhi	Scheme of Arrangement between Indiabulls Fianancial Services Limited And Indiabulls Real Estate Limited	Mgmt.	NO	DNA	DNA

Unity Infraprojects Limited	UIP IN	B14NMM	9/21/2006	Mumbai	To receive, consider and adopt the Audited Balance Sheet as at 31st march 2006, Profit and Loss Account for the year ended on that date and the Reports of the Board of Directos and Auditors theron	Mgmt.	YES	FOR	FOR
					To delcare Dividend on Equity Shares	Mgmt.	YES	FOR	FOR
					To appoitn Statutory Auditor and to fix their remuneration	Mgmt.	YES	FOR	FOR
					C.B. Chhajad & Company, Chartered Accountatns, is hereby appoitned as Auditor of the Company	Mgmt.	YES	FOR	FOR
					Mr. Ashish Avarsekar is hereby re-appointed as “Executive Director”	Mgmt.	YES	FOR	FOR
					To appoint Mr. Vijay Kumar J. Rane as a Director of the Company	Mgmt.	YES	FOR	FOR
					To appoint Mr. Anil G. Joshi as a Director of the Company	Mgmt.	YES	FOR	FOR
					To appoint Mr. Chaitanya Joshi as a Director of the Company	Mgmt.	YES	FOR	FOR
					To appoint Mr. Suresh Iyer as a Director of the Company	Mgmt.	YES	FOR	FOR
					To reappoint Mrs. Pushpa Avarsekar as “Executive Director” with effect from 2nd April 2006	Mgmt.	YES	FOR	FOR
					To increase the Authorised Capital of the Company	Mgmt.	YES	FOR	FOR
					Article 4 of Articles of Association shall be substituted	Mgmt.	YES	FOR	FOR
					To consider making Donations under Section 293 (1)(e)	Mgmt.	YES	FOR	FOR
					To fix remuneration of Chairman & managing Director — Mr. Kishore Avarsekar	Mgmt.	YES	FOR	FOR
					To fix remuneration of Vice Chairman & Managing Director — Mr. Abhilt Avarsekar	Mgmt.	YES	FOR	FOR
					To fix remuneration of Whole-time Director (Executive Director) — Mr. Ashish Avarsekar	Mgmt.	YES	FOR	FOR

Sterlite Industries (India) Limited	STLT IN	B13TC3	9/20/2006	Aurangabad	To consider and adopt the Profit and Loss account for the year ended march 31, 2006, the Balance Sheet as at the date and Report of the Directors’ and Auditors’ thereon.	Mgmt.	NO	DNA	DNA
					To confirm the dividend paid on Preference Shares and To declare dividend on Equity Shares	Mgmt.	NO	DNA	DNA

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund's	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
					To appoint a Director in place of Mr. Dwarkaprasad Agarwal, who retires by rotation and being eligible offers himself for reappointment	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. Ishwarlal Patwari, who retires by rotation and is eligible for re-appointment	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. Berjis Desai, who retires by rotation and is being eligible offers himself for re-appointment	Mgmt.	NO	DNA	DNA
					To appoint Chaturvedi & Shah, Chartered Accountants and M/s Das & prasat, Chartered Accountants	Mgmt.	NO	DNA	DNA
					Re-appointment of Mr. Kuldip Kumar Kaura as Managing Director	Mgmt.	NO	DNA	DNA

Jindal Steel and Power Limited	JSP IN	672681	9/27/2006	Haryana	To receive, consider and adopt the Balance Sheet as at 31st march 2006, and Profit and Loss Accounts for the financial year ended on that date and the Reports of Directors and Auditors thereon.	Mgmt.	NO	DNA	DNA
					To declare dividend on equity shares	Mgmt.	NO	DNA	DNA
					To note payment of interim dividend on 100% on equity shares	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Shri Rata Jindal who retires by rotation and being eligible offers himself for re-appointment	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Shri Anand Goel who retires by rotation and being eligible offers himself for re-appointment	Mgmt.	NO	DNA	DNA
					To appoint M/s S.S. Kotheri Mehta & Co., Chartered Accountas as Auditors of the Company	Mgmt.	NO	DNA	DNA
					Shri P S Rane is hereby appointed as a Director of the Company	Mgmt.	NO	DNA	DNA
					The Board is hereby accorded to offer, issue an dallot in one or more tranches	Mgmt.	NO	DNA	DNA
					Additional features of ESOS 2005 (Employees Stock Option Scheme)	Mgmt.	NO	DNA	DNA
					The consent of the Company be and is hereby given to the Board o fDirectors to borrow moneys	Mgmt.	NO	DNA	DNA
					Consent is given to the Board of Directors to mortgage, pledge, & determine moveable or immovable properties	Mgmt.	NO	DNA	DNA
					Approval be and is hereby granted to the re-appointment of Shri Vidant Gujiral as Vice Chairman & Chief Executive Officer	Mgmt.	NO	DNA	DNA
					Approval be and is herby given to the revision of remuneration of Shri Anand Goel	Mgmt.	NO	DNA	DNA
					Approval of shareholders be and is hereby given to the promotion of Shri Anand Goel, as Deputy Managing Director	Mgmt.	NO	DNA	DNA
					Approval be and is hereby given to the revison of remuneration of Shri Sushi K. Margo	Mgmt.	NO	DNA	DNA
					Approval be and is hereby given to the appointment of ShirP. S. Rana as Wholetime Director	Mgmt.	NO	DNA	DNA

Oil and Natural Gas Corporation Ltd.	ONGC IN	613936	9/19/2006	New Delhi	To receive, consider and adopt the Audited Balance Sheet as at 31st march 2006 and Profit & Loss Account for the year ended on 31st march 2006 and the reports of the Board of Directors and Auditors	Mgmt.	NO	DNA	DNA
					To confirm interim dividend and declare that dividend	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Shri R S Sharma, who retires by rotation and being eligible, offers himself for re-appointment	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Dr. A K Balyan who retires by rotation and being eligible, offers himself for re-appointment	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Shri U.N. Bose, who retires by rotation and being eligible offers himself for re-appointment	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Shir Ashok, Chawla, who retires by rotation and being eligible, offers himself for re-appointment	Mgmt.	NO	DNA	DNA
					To fix remuneration o fthe Auditors	Mgmt.	NO	DNA	DNA
					Dr. Bakal H. Dholakis, who was appointed as an Additional Director is hereby appointed as a Director of the Company	Mgmt.	NO	DNA	DNA

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
Indian Oil Corporation Limited	IOCL IN	625376	9/22/2006	Mumbai	To receive, consider and adopt the audited Profit and Loss Account for the year ended march 31, 2006 and the Balance Sheet as on that date together with Reports of the Directors and the Auditors	Mgmt.	YES	FOR	FOR
					To declare dividend	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Shri P.M. Sinha, who retires by rotation and being eligible, offers himself for reappointment	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Shri R S Sharma, who retires by rotation and being eligible, offers himself for reappointment	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Shri A M Uplenchwar, who retires by rotation and being eligible, offers himself for reappointment	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Prof S K Barua who retires by rotation and being eligible, offers himself for reappointment	Mgmt.	YES	FOR	FOR
					Appointment of Shri Anil Razdan as a Director of the Corporation	Mgmt.	YES	FOR	FOR

Bharat Earth Movers Limited	BEML IN	613970	9/28/2006	Bangalore	To receive and adopt the Directors’ Report and Audited Profit and Loss Account for the year ended 31st March 2006 and the Balance Sheet as at that date and Auditors’ Report thereon.	Mgmt.	NO	DNA	DNA
					To declare dividend	Mgmt.	NO	DNA	DNA
					To elect a Director in place of Shri V S Venkatanathan, who retires by rotation and being eligible, offers himself for re-appointment	Mgmt.	NO	DNA	DNA
					To elect a Director in place of Shri R C Suthar, who retires by rotation and being eligible, offers himself for re-appointment	Mgmt.	NO	DNA	DNA
					To elect a Director in place of Shri NK Sreenivasan, who retires by rotation and being eligible, offers himself for re-appointment	Mgmt.	NO	DNA	DNA
					To fix the reumeration of the Auditors for the year 2006-07	Mgmt.	NO	DNA	DNA
					Appointment of Directors	Mgmt.	NO	DNA	DNA

HBL Nife Power Systems Limited	SNP IN	B03D00	9/30/2006	Hyderabad	To receive, consider and adopt Audited Balance Sheeet as at 31st march, 2006 and the Profit and Loss Account for the year ended on 31st march 2006, together with the Director’s Report and the Auditors’ Report thereon.	Mgmt.	NO	DNA	DNA
					To declare Dividend for the year ended 31st March, 2006	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. Ashok Nagarkatti, who retires by rotation and being eligible offers himself for re-appointment	Mgmt.	NO	DNA	DNA
					To appoint Auditors for the period tillt he conclusion of the next Annual General meeting and to authorize the Board to fix their remuneration. M/s Satyanarayana & Co., Chartered Accountants, the retiring auditors are eligible for re-appointment	Mgmt.	NO	DNA	DNA
					To change the name of the Company	Mgmt.	NO	DNA	DNA
					To revise the borrowing powers of the Board	Mgmt.	NO	DNA	DNA

Lakshmi Energy and Foods Limited	LKEF IN	B03GCQ	9/22/2006	Chandigarh	To receive, consider and adopt the Audited Balance Sheet of the Company as of 31st march 2006 and Profit and Loss Account for the year ended on that date together with the Reports, of the Auditors and Directors thereon.	Mgmt.	NO	DNA	DNA
					To confirm interim Dividend @ 20% a s declared on 18th November 2005 end to declare final dividend	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mrs. Vijay Luxmi who retires by rotation and being eligible, offers herself for re-appointment	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. Amarjit Singh who retires by rotation and being eligible, offers herself for re-appointment	Mgmt.	NO	DNA	DNA
					To appoint Statutory Auditors of the Company to hold office from the conclusion of this meeting until the conclusion of the next annual general meeting and to authorize the Board to fix their remuneration	Mgmt.	NO	DNA	DNA
					Mr. Varinder Kumar is hereby appoitned as Director of the Copany and the period of his office is liable to determination by retirement by rotation	Mgmt.	NO	DNA	DNA
					The company is hereby accorded for acquiring and holding of equity shares of the company	Mgmt.	NO	DNA	DNA

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
Gammon India Limited	GMON IN	B06HC2	9/26/2006	Mumbai	To receive, consider and adopt the Audited Profit & Loss Account for the period ended 31st march, 2006 and the Balance Sheet as at that date together with the Reports of the Board of Directos and Auditors thereon	Mgmt.	YES	FOR	FOR
					To declare dividend on equity shares for the period ended 31st March 2006	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Mr. Himanshu Parikh, who retires by rotation and being eligible offers himself for re-appointment	Mgmt.	YES	FOR	FOR
					To appoitn a Director in place of Mr. C C Dayal, who retires by rotation and being eligible offers himself for re-appointment	Mgmt.	YES	FOR	FOR
					Natvarial Vepari & Co, Chartered Accountants, are hereby re-appointed as Auditors	Mgmt.	YES	FOR	FOR
					The Board of Directors is hereby authorised to appoitn natvarial Vepari & Co., as the Branch Auditors	Mgmt.	YES	FOR	FOR
					The Company is hereby accorded to the re-appointment of Mr. Rajul A Bhansali as Executive Director	Mgmt.	YES	FOR	FOR
					The Company is hereby accorded to the re-appointment of Mr. Abhijit Rajan as Chairman & Managing Director	Mgmt.	YES	FOR	FOR
					The Company is hereby accorded to the variation/increase in remuneration payble to Mr. Himanshu Parikh, Executive Director	Mgmt.	YES	FOR	FOR
					Dr. Naushad Forbes is hereby appointed as a Director of the Company	Mgmt.	YES	FOR	FOR
					The Articles of Association of the Company are hereby altered by deleteing Articles Nos. 235 to 244	Mgmt.	YES	FOR	FOR
					Consent of the Company be and is hereby accorded to the Board to make/give fromt ime to time any loan(s)	Mgmt.	YES	FOR	FOR

IVRCL Infrastructure & Project Ltd.	IVRC IN	B10SSR	9/29/2006	Hyderabad	To receive, consider and adopt the Profit & Loss Account for the year ended March 31, 2006, the Balance Sheet as at that date and the Reports of the Board of Directors and the Auditors attached thereon.	Mgmt.	NO	DNA	DNA
					To declare dividend	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. E. Sunil Reddy	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. T N Chaturvedi	Mgmt.	NO	DNA	DNA
					To appoint a Director in the place of Mr. E. Ella Reddy	Mgmt.	NO	DNA	DNA
					To appoint Auditors and fix their remuneration	Mgmt.	NO	DNA	DNA
					Deloitte Haskins & Sells, Chartered Accountants, and M/s Chaturvedi & Partners, Chartered Accountants, the retiring Auditors be and are hereby reappointed as Statutory Auditors of the Company to jointly hold office	Mgmt.	NO	DNA	DNA
					To appoint Mr. SK Gupta as a Director	Mgmt.	NO	DNA	DNA
					To appoint Mr. P R Tripathi as a Director	Mgmt.	NO	DNA	DNA
					To confirm the remuneration paid to Mr. R Balarani Reddy, Director -Fiance & Group CFO	Mgmt.	NO	DNA	DNA
					To confirm the remuneration paid to Mr. K Ashok Reddy, Director -Resources	Mgmt.	NO	DNA	DNA
					To amend Clause V of the Memorandum of Association of the Company	Mgmt.	NO	DNA	DNA

Prajay Engineers Syndicate Limited	PES IN	B03J2V	9/29/2006	Hyderabad	To receive, consider and adopt the audited Balance Sheet as at 31st march 2006 and the Profit and Loss Account	Mgmt.	NO	DNA	DNA
					To declare dividend on Equity Shares	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Sri Sumit Sen, who retires by rotation and being eligible, offers himself for reappointment	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Sri D. Chakradhar Reddy, who retires by rotation and being eligible, offers himself for reappointment	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Sri S V Rangan, Chartered Accountant, as Statutory Auditor	Mgmt.	NO	DNA	DNA
					Sri Rudresh Veerabhedrappa is hereby appointed as Director of the Company	Mgmt.	NO	DNA	DNA

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	’	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
					Sri Kartik Vijay Punjabi is hereby appointed as Director of the Company, liable to retire by rotation	Mgmt.	NO	DNA	DNA
					The consent of the Company is hereby accorded to the Board of Dirctors to borrow periodically without limitation	Mgmt.	NO	DNA	DNA
					The consent of the Company is hereby accorded to the Board of Dirctors for mortgaging and /or charging on such terms for borrowing upto Rs 600	Mgmt.	NO	DNA	DNA
					Approval of shareholders is hereby accorded to revise the remuneration of Sri D S Chandra Mohan Reddy	Mgmt.	NO	DNA	DNA
					Approval of shareholders is hereby accorded to revise the remuneration of Sri D Vijay Seri Reddy	Mgmt.	NO	DNA	DNA
					Approval of shareholders is hereby accorded to revise the remuneration of Sri K Ravi Kumar	Mgmt.	NO	DNA	DNA
					Approval of shareholders is hereby accorded to revise the remuneration of Sri Sumit Sen	Mgmt.	NO	DNA	DNA
					Approval of shareholders is hereby accorded to revise the remuneration of Sri N Ravinder Reddy	Mgmt.	NO	DNA	DNA

GTL Infrastructure Ltd	GTS IN	609991	9/27/2006	Mumbai	To consider and adopt the Audited Balance Sheet as at June 30, 2006, the Profit and Loss Account for the year ended on that date and the Reports of the Board of Directors and Auditors thereon.	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Mr. Lee Sek Hong (Michael Lee), who retires by rotation, and being eligible offers himsel for re-appointment	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Mr. Charudatta Naik, who retires by rotation, and being eligible offers himsel for re-appointment	Mgmt.	YES	FOR	FOR
					To appoint M/s Bansf S. Mehta & Co. Chartered Accountants, Mumbai as Auditors and to fix their remuneration.	Mgmt.	YES	FOR	FOR
					Mr. S. S. Dawra is hereby appointed as a Director of thCompany liable to retire by rotation	Mgmt.	YES	FOR	FOR
					Mr. Prakash Samant is hereby appointed as a Director of the Company liable to retire by rotation	Mgmt.	YES	FOR	FOR
					The Company is hereby accorded to the Board for issuance of up to 500,000,000	Mgmt.	YES	FOR	FOR
					The Company is hereby accorded to the Board of Directors of the Company to borrow any sum or sums of money in any manner fromt ime to time with or without security and upon such terms and conditions as they may deem appropriate.	Mgmt.	YES	FOR	FOR
					The Company is hereby accorded to the Board of Directors of the Company for mortgaging or charding in such form and manner and on such terms and conditions and at such times as the Board may deem fit/or proper	Mgmt.	YES	FOR	FOR
					The Company is hereby accorded to the Board of Directos of the Company, to make investments in the securities of other bodies corporate as they may in their absolute discretion deem beneficial	Mgmt.	YES	FOR	FOR
					The consent of the Company is hereby accorded for varying the maximum number of Options to be allotted to each employee during any one year to below 1% of the issued equity capital of the Company instead of 1,000,000 mentioned in Clause 11	Mgmt.	YES	FOR	FOR
					Consent of the shareholders be and is hereby accorded for payment of commission to non-Executive Directors of the Company up to 1% of the Company’s net profit	Mgmt.	YES	FOR	FOR
					Conset of the Company is hereby accorded for payment of sitting fees	Mgmt.	YES	FOR	FOR

ANG Auto Limited	ANGA IN	B03JLP	9/28/2006	Delhi	To receive, consider, and adopt the Audited Balance Sheet as of 31st march 2006 and Profit and Loss Account of the Company for the year ended 31st March 2006 and the reports of the Directors and Auditors thereon.	Mgmt.	NO	DNA	DNA

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
					To appoint a Director in place of Mr. O.P. Sharma, who retires by rotation, and being eligible, offers himself for re-appointment	Mgmt.	NO	DNA	DNA
					To declare Dividend on Equity Shares for the year ended 31st March 2006	Mgmt.	NO	DNA	DNA
					To appoint M/s Sandesh Jain & Co., Chartered Accontants, the retiring Auditors as Statutory Auditors of the Company to hold office from the conlusion of this Annual General Meeting to the conclusion of next Annual General Meeting and to fix their remuneration.	Mgmt.	NO	DNA	DNA
					Mr. Guvinder Sing Jolly I shereby appoitned a Director of the Company liable to retire by rotation	Mgmt.	NO	DNA	DNA
					The Company is hereby accorded to the Board to create, offer, and grant options to employee and wholetime Directors of the Company’s subsidiaries which are or may hereafter become subsidiary(ies) of the Company under the Employees Stock Option Scheme of the Company (ESOS-2006)	Mgmt.	NO	DNA	DNA

HBL Nife Power Systems Limited	SNP IN	B03D00	Postal Ballot	Hyderabad	As the company has been in the business of building specialized power systems, ti was thought fit to extend the scope of business by entering an emering market for pollution reducing & fuel saing vehicles. It was thus felt necessary to amend the object clause in order to enlarge the scope of the Objects	Mgmt.	YES	FOR	FOR
					Tehir is a growing opporutnitin India na aborad for sophisticated signaling equipment used by the Railways. Your Company has been supplying batteries for railway signaling and has become aware of the scope.	Mgmt.	YES	FOR	FOR
					Government of India in 2002 have permitted private sector to participate in Defence production. Your Company has been supplying specialized batteries for Defence Electronics equipment and has thus become aware of the scope an dscale of the opportunities.	Mgmt.	YES	FOR	FOR

Jaiprakash Associates Limited	JPA IN	B01GVY7	10/27/2006	Uttar Pradesh	To receive, consider and adopt the audited Balance Sheet as at March 31, 2006 the Profit & Loss Account for the year ended on that date and the Reports of the Directors and Auditors thereon.	Mgmt.	NO	DNA	DNA
					To confirm interim dividend and declare final dividend for the financial year 2005-06	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Shri Samir Gaur who retires by rotation and, being eligible, offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Shri Pankaj Gaur who retires by rotation and, being eligible, offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Shri Suren Jain who retires by rotation and, being eligible, offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Shri Rakesh Sharma who retires by rotation and, being eligible, offers himself for re-appointment	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Shri S. D. Nallwal who retires by rotatoin and, being eligible, offers himself for re-appointment	Mgmt.	NO	DNA	DNA
					To appoint M/s M P Singh & Associates, Chartered Accountants, as Statutory Auditors of the Company, to hold office from the conclusion of this meeting until the conclusion of the next Annual General Meeting and to fix their remuneration	Mgmt.	NO	DNA	DNA
					Shri B K Taparia be and is hereby appointed a Director of the Company liable to retire by rotation	Mgmt.	NO	DNA	DNA
					Shri S C Bhargava be and is hereby appointed a Director of the Company, liable to retire by rotation	Mgmt.	NO	DNA	DNA
					Terms of remuneration of Managing Directors and whole-time Directors	Mgmt.	NO	DNA	DNA
					The Company hereby accords its consent to Shir B P Gaur, Mrs. Rekha Dix, Shri Sachin Gaur, Mrs. Rita Dix and Shir Rahul Kumar for holding/continuing to hold Office	Mgmt.	NO	DNA	DNA

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
Tata Tea Limited	TT IN	612148	Postal Ballot	Kolkata	The Board be and is hereby authorized to create, issue, offer and allot one or more public or private offersing sin domestic and or one or more international markets	Mgmt.	YES	FOR	FOR
					The Securities may have all or any terms or conditions in accordance with applicaable regulations	Mgmt.	YES	FOR	FOR
					The Board is hereby authorized to issue and allot such number of Equity Shares as may be required to be issued and allotted upon conversion	Mgmt.	YES	FOR	FOR
					For determination of price for the Equity Shares issued and allotted upon conversion/exercise of right attached to the warrants referred to above, means thirty days prior to April 1, 2007, date of the warrants would bewcome entitled to apply for Equity Shares	Mgmt.	YES	FOR	FOR

Hindustan Construction Company Limited	HCC IN	B0NSG7	10/19/2006	Mumbai	The Company be and is hereby accorded to borrow such sum or sums of money and outstanding at any time shall not exceed the sum of Rs. 10,000 Crore	Mgmt.	YES	FOR	FOR
					The company be and is hereby accorded to determine if or any o fthe moveable and/or immoveable, tangible and/or intangible properties	Mgmt.	YES	FOR	FOR
					The Company hereby approves that the Register of Members and such together with copies of certificates and documents required to be annexxed thereto at the offices of TSR Darashaw Ltd.	Mgmt.	YES	FOR	FOR

Allsec Technologies	ALLT IN	B07Y2F	10/12/2006	Chennai	In Article 2, ‘Affiliate’ will be inserted	Mgmt.	NO	DNA	DNA
Limited					In Article 2, the definition of ‘shares’ will be replaced	Mgmt.	NO	DNA	DNA
					In existing Article 60, the word ‘resolution’ shall be replaced by the words “special resolution”	Mgmt.	NO	DNA	DNA
					Article 62 insertion — ...the Company shall not issue any further Shares or instruments convertible at any future date into Shares of the Company, whether such further issuances are on rights basis or otherwise, unless such further issuance has been approved by the Company in a General Meeting by way of a special resolution”	Mgmt.	NO	DNA	DNA
					In existing Article 85, the words “Subject to Article 189” shall be inseted as the opening wrods of the said Article.	Mgmt.	NO	DNA	DNA
					The existing Article 107 shall be replaced with four points of interest (a, b, c, and d)	Mgmt.	NO	DNA	DNA
					The following shall be inserted at the end of existing Article 118: “Provided however, that subject to the provisions of the Act, the Investor Directors shall not be liable to retire by rotation”	Mgmt.	NO	DNA	DNA
					The existing Article 126 shall be replaced	Mgmt.	NO	DNA	DNA
					The existing Article 128 shall be replaced	Mgmt.	NO	DNA	DNA
					After the existing Article 133, there will be an insertion	Mgmt.	NO	DNA	DNA
					There will be an insertion at the end of the existing Article 164	Mgmt.	NO	DNA	DNA
					Transfer provisions shall be inserted, new Articles from 188 to 195, after the existing Article 187	Mgmt.	NO	DNA	DNA
					Subject to approval, consent of the shareholders be and is hereby accorded to the Board of Directors to allow foreign Insititutional Investors and their sub-accounts to acquire shares/warrants of the Company up to 100% of the Share Capital of the Company under Portfolio Investment Scheme	Mgmt.	NO	DNA	DNA
					Approval of the shareholders be and is hereby accorded to the Employment Agreement dated 23rd August 2006 executed by the Company with Mr R Jagadish	Mgmt.	NO	DNA	DNA
					Approval of the shareholders be and is hereby accorded to the Employment Agreement dated 23rd August 2006 executed by the Company with Mr A Saravanan	Mgmt.	NO	DNA	DNA

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
Hindustan Lever Limited	HLVR IN	626167	10/30/2006	Mumbai	Scheme of Arrangement: Definitions	Mgmt.	YES	FOR	FOR
					Share Capital	Mgmt.	YES	FOR	FOR
					Demerged Properties	Mgmt.	YES	FOR	FOR
					Reorganisation of Capital	Mgmt.	YES	FOR	FOR
					Schedule “A” Shamnagar	Mgmt.	YES	FOR	FOR
					Schedule “B” Jamnagar	Mgmt.	YES	FOR	FOR
					Schedule “C” Janmamland	Mgmt.	YES	FOR	FOR
					Explanatory Statement Under Section 393 of the Companies Act 1956	Mgmt.	YES	FOR	FOR
					Shareholding Pattern Pre-Demerger	Mgmt.	YES	FOR	FOR
					Shareholder Pattern — Post-Demerger	Mgmt.	YES	FOR	FOR
					Scheme of Arrangement	Mgmt.	YES	FOR	FOR
					Definitions	Mgmt.	YES	FOR	FOR
					Share Capital	Mgmt.	YES	FOR	FOR
					The Scheme	Mgmt.	YES	FOR	FOR
					Date of Taking Effect and Operative Date	Mgmt.	YES	FOR	FOR
					Explanatory Statement Under Section 393 of the Companies Act 1956	Mgmt.	YES	FOR	FOR

Indiabulls Financial	IBULL IN	B02L7L	Postal Ballot	New Delhi	Issue of Equity Shares to Crown Capital Limited	Mgmt.	YES	FOR	FOR
Services Limited					The relevant date for the issue of equity shares is 3rd October 2006	Mgmt.	YES	FOR	FOR
					The equity shares to be issued an dallotted shall be listed and traded on the National Stock Exchange of India Limited and the Bombay Stock Exchange Limited	Mgmt.	YES	FOR	FOR
					The equity shares arising out of the Preferential allotment shall be subject to lock-in for a period of one-year from the date of allotment	Mgmt.	YES	FOR	FOR
					The board be and is herby authorised to accept any modification to or to modify the terms of issue of the said new equity shares	Mgmt.	YES	FOR	FOR
					For the purpose of giving effect to this resolution, the Board be and is hereby authorised to do all acts, deeds and things as it may in its absolute discretion consider necessary	Mgmt.	YES	FOR	FOR

Lupin Laboratories	LPC IN	614376	Postal Ballot	Mumbai	Resolution proposed to be passed by postal ballot for altering the Company’s Articles of Association by deleting Clause 170A.	Mgmt.	YES	FOR	FOR

Infosys Technologies Ltd.	INFO IN	620512	11/7/2006	Bangalore	The Board of Directors are hereby authorized on behalf of the Company to sponsor the issue of American Depositary Shares.	Mgmt.	YES	FOR	FOR

Bharti Airtel Limited	BHARTI IN	644232	Postal Ballot	New Delhi	Reappointment of Mr.Sunil Bharti Mittal As Managing Director	Mgmt.	YES	FOR	FOR
					Reappointment of Mr.Rajan Bharti Mittal As Joint Managing Director	Mgmt.	YES	FOR	FOR
					Reappointment of Mr. Akhil Gupta as Joint Managing Director	Mgmt.	YES	FOR	FOR

Balaji Telefilms Limted	BLJT IN	654553	Postal Ballot	Mumbai	Revision in Remuneration of Managing Director & CEO of the Company	Mgmt.	YES	FOR	FOR
					Revision in Remuneration of Creative Director of the Company	Mgmt.	YES	FOR	FOR
					Appointment of Rakasha Entertainment Pvt. Ltd. To the office or place of profit under the Company	Mgmt.	YES	FOR	FOR
					Revision in commission payable to the non-executive Directors of the Company	Mgmt.	YES	FOR	FOR

KEI Industries Limited	KEII IN	628941	11/23/2006	Delhi	Issue of Securities under employees stock option scheme	Mgmt.	NO	DNA	DNA
					Sub-division of face value of equity shares of Rs.10/-	Mgmt.	NO	DNA	DNA
					Creation of charges/mortgages and hypothecations etc. on the properties of the company	Mgmt.	NO	DNA	DNA

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
					Raising of funds through issue of securities in the domestic and international market	Mgmt.	NO	DNA	DNA
					Raising of funds from domestic market throug issue of securities to qualified institutional buyers (QIBs)	Mgmt.	NO	DNA	DNA

Lakshmi Energy and Foods Limited	LKEF IN	B03GCQ	12/1/2006	Punjab	The consent of the Members of the Company be and is hereby given to the sub-division of existing equity shares of the company of the face value of Rs.10/- each into 5 equity shares of face value of Rs.2/-each	Mgmt.	NO	DNA	DNA
					Authorised Share Capital fo the Company be and is hereby increased from Rs.15,00,00,000 to Rs.20,00,00,000 divided into 10,00,00,000 post split Equity Shares of Rs. 2/-each	Mgmt.	NO	DNA	DNA
					Company be and is hereby given and the Board of Directors of the Company be and is hereby authorised to offer, issue and allot up to 6,30,000 warrants with an entitlement to convert into/exchange with the equal number of Equity Shares of face value of Rs.10/- each of the Company warrants with an entitlement to conert into/exchange with equal number of Equity Shares of face value o fRs.2/- each of the Company	Mgmt.	NO	DNA	DNA
					The board be and is hereby authorized to issue, offer and allot, an securities in Indian or International markets including equity shares by way of Global Depository Receipts and/or American Depository Receipts and/or any other mode convertible into equity shares and/or securities linked to equity shares and/or any instrument or securities representing convertible securities such as convertible debentures, bonds or warrants convertible into equity shares	Mgmt.	NO	DNA	DNA
					Consent of the Company be and is hereby accorded to the Board of Directors of the Company (hereinafter referred to as ‘the Board’ , which term shall include any Committee of Directors duly authorized in this behalf), to further issue, offer or earmark additional equity shares as may be decided by the Board of Directors of the Company	Mgmt.	NO	DNA	DNA

Lupin Limited	LPC IN	614376	Postal Ballot	Mumbai	To accord approval by an Ordinary Resolution for revising w.e.f. July 1 2006, the reumeration payable to Dr. Kamal K. Sharma, Managing Director	Mgmt.	YES	FOR	FOR
					To accord aproval by an Ordinary Resolution for confirming promotion of Mr. Nilesh Gupta as President and revising remuneration payable to him w.e.f. July 1, 2006	Mgmt.	YES	FOR	FOR

Indian Petrochemicals Corporation Ltd.	IPCL IN	609958	12/2/2006	Gujarat	To consider and adopt the audited Balance Sheet as at march 31, 2006, Profit and Loss Account for the year ended on that date and the Reports of the Board of Directors and Auditors thereon.	Mgmt.	NO	DNA	DNA
					To appoint Directors in place of those retiring by rotation	Mgmt.	NO	DNA	DNA
					To appoint Auditors and to fix their remuneration and in the regard to consider and if thought fit, to pass, with or wtihout modification(s), the following resolution as an Ordinary Resolution	Mgmt.	NO	DNA	DNA
					Shri Shiv Kumar Bhardwaj be and is herby appoitned as a Director of the Company, liable to retire by rotation	Mgmt.	NO	DNA	DNA
					Section 31, Company Act, 1956, the regulations contained in theprinted document placed at the meeting be and are hereby approved and adopted as the Articles of Association of thCompany in substitution for and to the exclusion of all the existing articles thereof.	Mgmt.	NO	DNA	DNA

Bombay Rayon Fashions Limited	BRFL IN	B0PDQG	12/5/2006	Mumbai	The Authorized Share Capital of the Company be increased by creation of 2,00,00,000 and that the Memorandum of Association and the Articles of Association be altered accordingly.	Mgmt.	YES	FOR	FOR

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
					Existing Article 4 of the Articles of Association be and is hereby deleted and an article be substituted in its place as new Article 4.	Mgmt.	YES	FOR	FOR
					The Board be and is hereby authorized to accept any modifications in the proposal as may be required by the authorities involved in such issues subject to such conditions as the SEBI/GOI/RBI or such other appropriate authorities may impose at the time of their approval and as agreed to by the Board. The Board be and is hereby authorized to finalise the mode and the terms of issue and allot such number of Equity Shares/Securities as may be required to be issued and allotted upon converstion of any Securities referred to in paragraph(s) above as may be necessary in accordance wih the terms of issue and/or placement document and all such shares will rank pari passu wiht the existing Equity Shares of the Company in all respects.	Mgmt.	YES	FOR	FOR
					In relation to preferential issues and other applicable regulations/guidelines issued by one or more authorities as may be applicable for the time being and subject to all such approvals, permissions, consents and sanctions of any such authorities, as may be necessary for the other, issue and allotment of Warrants convertible into Equity Shares on preferential basis, the company do offer, issue an dallot oupto 61,00,000 Optionally Convertible Warrants to Bombay Rayon Clothing Limited. *The Board or any committee thereof be and is hereby authorised to issue and allot such number of Equity Sahres as may be required to be issued and allotted upon conversion of the Warrants	Mgmt.	YES	FOR	FOR
					The consent of the Company be and is hereby granted to the Board of Directors to borrow from time to time all such sums) of money , provided thathte total amount borrowed/to be borrowed by the Board of Directors shall not, at any time, exceed the limit of Rs 600 crores	Mgmt.	YES	FOR	FOR

Gokuldas Exports Limited	GEXP IN	B06V8Z	12/9/2006	Bangalore	The company be and is hereby accorded to the sub division of authorized Share Capital of the Company comprising 2,00,00,000 Equity Shres of Rs. 10/- each into 4,00,00,000 Equity shares of Rs. 5/- each.	Mgmt.	NO	DNA	DNA
					Pursuant to the provisions of Section 16 and other applicable provisions of the Companies Act 1956, the Memorandum of Association of the company be altered by amending the existing Clause IV	Mgmt.	NO	DNA	DNA
					The nominal value of Equity Shares wherever it appears in the Memorandium o fAssociation of the Company, Articles of Association of the company or any other document(s) of the company be replaced by Rs.5/- (Rupees Five) in place of Rs.10/- (Rupees Ten)	Mgmt.	NO	DNA	DNA
					The Board of Directors be and are hereby authorized to call back the existing physical share certificates and issue new share certificates with two equity shares of Rs. 5/- for every one Equity Share of Rs. 10/- and credit the new shares to the shareholders who hold in electronic form to their respective demat accounts in the ratio of two equity shares of Rs.5/- for every one Equity Share of Rs.10/- in lieu of their existing shares.	Mgmt.	NO	DNA	DNA

Sterlite Industries (India) Limited	STLT IN	B13TC3	12/11/2006	Aurangabad	Alteration in the Memorandum of Association: approval o fthe shareholders be and is hereby granted for the reclassification of the existing authorised share capital	Mgmt.	NO	DNA	DNA
					Alteration in the Articles of Association: “The authorised share capital of the Company shall be as is specified in Clause V of the Memorandum of Association of the Company”	Mgmt.	NO	DNA	DNA
					Issue of Securities	Mgmt.	NO	DNA	DNA

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
The India Hotels	IH IN	B1FRT6	12/13/2006	Mumbai	In the matter of the Companies Act 1956	Mgmt.	YES	FOR	FOR
Company Limited					In the matter of Applicatino under Sections 391 to 394 of the Companies Act, 1956	Mgmt.	YES	FOR	FOR
					In the matter of the Indian Hotels Company Limited, a company incorporated under the Indian Companies Act, 1882 having its registered office at Mandlik House, Mandlik Road, Mumbai 400 001	Mgmt.	YES	FOR	FOR
					In the matter of the Arrangement embodied in the Scheme of Amalgamation between Indian Resort Hotels Limted, Gateway Hotels and Getaway Resorts Limtied, Kuteeram Resorts Private Limtied, Asia Pacific Hotels Limited, Taj Lands End Limted and The Indian Hotels Company Limited	Mgmt.	YES	FOR	FOR

Jaiprakash Associates Limited	JPA IN	B01GVY	Postal Ballot	New Delhi	Additions in the ‘Other Objects’ Clause Memorandum of Association of the Company	Mgmt.	YES	FOR	FOR
					Creation of security/provision of corporate guarantee by the Company in favour of lenders of Jaiprakash Hydro-Power Limited (JHPL)	Mgmt.	YES	FOR	FOR
					Provision of guarantee by the Company in favour of the Lenders of the dealers of the Cement produced by the Company	Mgmt.	YES	FOR	FOR
					Shifting of Registered Office of the Company within the State of U.P.	Mgmt.	YES	FOR	FOR
					Creation of Security in favour of Bank/Financial Institution	Mgmt.	YES	FOR	FOR

Lok Housing and	LOK IN	631138	12/27/2006	Mumbai	Increase in Authorised Share Capital of the Company	Mgmt.	YES	FOR	FOR
Constructions Limited					Raising of Funds Through Issue of Securities In the International Market	Mgmt.	YES	FOR	FOR

Reliance Communications	RCOM IN	B0WNLY	Postal Ballot	Mumbai	Alteration of the Memorandum of Association of the Company	Mgmt.	YES	FOR	FOR
Limited					Alteration of the Articles of Association of the Company	Mgmt.	YES	FOR	FOR
					Appointment of Statutory Auditors of the Company	Mgmt.	YES	FOR	FOR
					Issue of Securities under Employee Stock Option Scheme	Mgmt.	YES	FOR	FOR
Reliance Capital Limited	RCFT IN	610108	Postal Ballot	Mumbai	Issue of Securities under Employee Stock Option Scheme	Mgmt.	YES	FOR	FOR
					Issue of Securities under Employee Stock Option Scheme (ESOS) to the employees and Directors of holding and subsidiary companies and other persons	Mgmt.	YES	FOR	FOR
					Issue of Securities under Employee Stock Option Scheme (ESOS) to the employees and Directors of holding and subsidiary companies and other persons	Mgmt.	YES	FOR	FOR

Amtek Auto Limited	AMTK IN	B02ZJ2	12/26/2006	Haryana	To receive, consider and adopt the Audited Balance Sheet of the company as at 30th June 2006 together with Profit and Loss Account for the year ended on that date and the reports of the Directors and the Auditors thereon.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. Rajiv Thakur, who retires by rotation and is eligible for re-appointment	Mgmt.	NO	DNA	DNA
					To declare dividend	Mgmt.	NO	DNA	DNA
					To appoint Auditors and to fix their remuneration	Mgmt.	NO	DNA	DNA

KPIT Cummins Infosystems Limted	KPIT IN	B06C3W	12/26/2006	Pune	The Board of Directors of the Company be and is hereby authorized to issue new share certificates representing the sub-divided shares with new distinctive numbers in the aforesaid proportion subject to the rules.	Mgmt.	NO	DNA	DNA

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
					Clause V of the Memorandum of Association of the Company relating to the Share Capital be and is hereby altered by deleting the same and substituting in place thereof new Clause V	Mgmt.	NO	DNA	DNA
					The existing Clause 3 of the Articles of Association of the company be and is hereby altered by deleting the same and susbtituting in the place there of new Clause 3	Mgmt.	NO	DNA	DNA
					Consent of the Members be and is hereby accorded to the Board of Directors of the company for capitalization of sum of Rs 7,44,63,985 out of reserve and surplus of the Company and be distributed amongst the Members registered in the books of the Company at the close of business on a date to be specified by the Board of Directors by way of issuing 1,48,92,797 Equity Shares of Rs 5 each if the Resolution for sub-division as proposed in item no.1 of this Notice is not passed by the Members or 3,72, 31,992.5 Equity Shares of Rs 2 each if the Resolution for sub-division as proposed in item no.1 is pased by Members to be credited as fully paid bonus shares to the holders of the existing Equity Shares of the Company	Mgmt.	NO	DNA	DNA
					The Members of the Company do and hereby approve, with effect, from April 1, 2006 till the balance tenure, an annual increment upto 15% on the gross remuneration incluseive of salary, performance bonus and other allowances, payable to Mr. Girish Wardadkal who was appoitned as president and Executive Director of the Company fora period of 5 years wtih effect from January 19, 2005.	Mgmt.	NO	DNA	DNA
					The Members of the Company do and hereby approve, with effect, from April 1, 2006 till the balance tenure, an annual increment upto 15% on the gross remuneration incluseive of salary, performance bonus and other allowances, payable to Mr. Shrikrishna Patwardhan who was appoitned as Technical Director of the Company for a period of 5 years wtih effect from February 2, 2004.	Mgmt.	NO	DNA	DNA

Jindal Saw Limited	JSAW IN	615272	12/29/2006	Mathura	To reeive, consider and adopt the Balance Sheet as at 30th September, 2006 and the Profit & Loss Account for the year ended 30th September, 2006 and te Reports of Directos and Auditors	Mgmt.	NO	DNA	DNA
					To declare a dividend	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Shir A.J.A Tauro, who retires by rotation and being eligible, offers himself for re-appointment	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Shir Kuldip Bhargava, who retires by rotation and being eligible, offers himself for re-appointment	Mgmt.	NO	DNA	DNA
					To appoint M/s N.C. Aggarawal & Co., Chartered Accountants, retireing Auditors, as Statutory Auditors of the Company to hold office from the conclusion of this Meeting until the conclusion of the next Annual General Meeting and to authorize the Board to fix their remuneration	Mgmt.	NO	DNA	DNA
					Dr. Raj Kamail Agarwal be and is hereby appointed as a Director of the Company liable to retire by rotation	Mgmt.	NO	DNA	DNA

Sujana Metal Products Limited	SJS IN	B0WDMJ	12/28/2006	Andhra Pradesh	To receive, consider and adopt the audited balance sheet of the Company as at 30th June, 2006 and the profit and loss account for the period ended 30th June 2006 and the Reports of the Directors and Auditors thereon.	Mgmt.	NO	DNA	DNA
					To appoitn a Director in place of Shir J. Ramakrishnan, who retires by rotation and being eligible, offers himself for re-appointment	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Shir G Srinivasa Raju, who retires by rotation and being eligible, offers himself for re-appointment	Mgmt.	NO	DNA	DNA
					To appoint Auditor of the Company to hold office from the conclusion of this annual General Meeting until the conclusion o fthe next Annual General Meeting of the Company and to fix his remuneration. The retiring Auditor Shri G. V.Suryanarayana Murthi, Hyderabad is eligible for re-appointment	Mgmt.	NO	DNA	DNA

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
					Shri K. Kameswara Rao who was appointed as an Additional Director of the Company with effect from 30.01.2006 and holds office upto the date of this Annual General Meeting of the Company, be and is hereby appointed as a Director o fthe Company under Section 257 of the Companies Act, 1956 who shall be liable to retire by rotation.	Mgmt.	NO	DNA	DNA

McLeod Russel India Limited	MCLR IN	B0FLHS	Postal Ballot	Postal Ballot	Consent be and is hereby given to the Board of Directors (‘the Board’) of the Company to make investment/s in acquiring 15,20,000 equity shares of Rs.10/-each representing 72.38% of the issued and paid-up equity capital of The Moran Tea Company (India) Limited from Moran Holdings PLC., UK at a price of Rs. 273/per Share aggregating to Rs 41,29,60,000/- and pay a non-complete premium of GBP 7,50,000 and to make further investment/s not exceeding Rs 11,46,60,000/- in acquiring upto 4,20,000 equity shares being 20% of the issued and paid-up capital of The Moran Tea Company (India) Limited in accordance wtih the provisionsof SEBI Regulations, 1997.	Mgmt.	YES	FOR	FOR

Zee Telefilms Limited	Z IN	618853	12/28/2006	Mumbai	To receive, consider and adopt the Audited Balance Sheet as at March 31, 2006, the Profit and Loss Account of the Company for the financial year ended on that date and the Reports of the Auditors and Directors thereon.	Mgmt.	YES	FOR	FOR
					To declare dividend on equity shares for the financial year ended march 31, 2006	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Mr. Suhash Chandra, who retires by rotation and being eligible, offers himself for reappointment	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Mr. B K Syngal, who retires by rotation, and being eligible, offers himself for reappointment	Mgmt.	YES	FOR	FOR
					To appoint M/s MGB & Co., Chartered Accountants, Mumbai as Auditors of the Company to hold each office fromt eh conclusion of this meeting until the conclusion of the next Annual General Meeting ata remuneration to be determined by the Board of Directors of the Company	Mgmt.	YES	FOR	FOR
					Sir Gulam Noon be and his hereby appoitned a Director of the Company whose period of office shall be liable to determination by retirement of Directors by rotation	Mgmt.	YES	FOR	FOR
					Dr. M Y Khan be and is hereby appoitned a Director of the Company whose period of office shall be liable to determination by retirement of Directors by rotation	Mgmt.	YES	FOR	FOR
					Mr. Ramjil Chaudnary in respect of whome the Company has received a notice in writing proposing his candidature for the office of Director be and is hereby appointed as a Director o fthe Company, liable to retire by rotation	Mgmt.	YES	FOR	FOR
					Consent be and is hereby accorded to delist the Equity Shares of the Company from the Calcutta Stock Exchange Association Limited (CSE)	Mgmt.	YES	FOR	FOR
					The name of the Company be changed from Zee Telefilms Limited to Zee Entertainment Enterprises Limited or any other name approved by the Central Government	Mgmt.	YES	FOR	FOR
					The Directors of the Company other than the Whole-time Directors be paid commission, annually for a period of 5 financial years commencing from the financial year ended March 31, 2006	Mgmt.	YES	FOR	FOR
					Consent of the company be and is hereby accorded for appointment of and consequent holding of office by Mr. Subhash Cyhandra, Chairman of the Company, as Chief Executive Officer of Asia TV Limtied, UK	Mgmt.	YES	FOR	FOR

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
Ahmednagar Forgings Limited	AHF IN	600993	12/30/2006	Pune	To consider and adopt the Audited Balance Sheet of the company as on 30th June, 2006 and Profit and Loss Account for the year ended on that date together with Director’s and Auditor’s Report thereon.	Mgmt.	NO	DNA	DNA
					To appoint a director in place of Shri B. Lugani, who retires by rotation & being eligible offers himself for appointment.	Mgmt.	NO	DNA	DNA
					To declare dividend	Mgmt.	NO	DNA	DNA
					To appoint Auditors of the Company and to fix their remuneration	Mgmt.	NO	DNA	DNA
					Mr. Gautam Malhotra, who was appointed as an Additional Director, of the company by the Board of Directors and who holds office upto the date of this Annual General Meeting in terms of Section 260 of the Companies Act 1956 and in respect of whom the Company has received a notice under Section 257 of the Companies Act, 1956 be and is hereby appoitned a Director of the company liable to retire by rotation	Mgmt.	NO	DNA	DNA

Siemens Limited	SIEM IN	B15T56	1/18/2007	Mumbai	To receive, consider and adopt the audited Profit and Loss Account for the year ended on 30th September, 2006, the Balance Sheet as at that date and the Reports of the Directors and Auditors thereon.	Mgmt.	YES	FOR	FOR
					To declare a Dividend on Equity Shares. The Board of Directors has recommended a Dividend of 190% i.e. Rs 3.80 on each Equity Sahre of Rs.2	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Mr. Deepak S Parekh, who retires by rotation and, being eligible, offers himself for re-appointment.	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Mr. D. C. Shroff, who retires by rotation and, being eligible, offers himself for re-appointment	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Mr. Y. H. Malegam, who retires by rotation and, being eligible, offers himself for re-appointment	Mgmt.	YES	FOR	FOR
					Appointment of Mr. Patrick de Royer as a Director of the Company	Mgmt.	YES	FOR	FOR
					Appointment of Mr. Patrick de Royer as the Executive Director and paymnet of remuneration to him	Mgmt.	YES	FOR	FOR
					Appointment of Mr. Joe Kaeser as a Director of the Company	Mgmt.	YES	FOR	FOR
					Increase in remuneration of Mr. Juergen Schulbert, Managing Director	Mgmt.	YES	FOR	FOR
					Increase in remuneration of Mr. Patrick de Royer, Executive Director	Mgmt.	YES	FOR	FOR
					Increase in remuneration of Mr. Harminder Singh, Whole-time Director	Mgmt.	YES	FOR	FOR
					Increase in remuneration of Mr. K R Upili, Whole-time Director	Mgmt.	YES	FOR	FOR
					Change in place of keeping Register & Index of Members, etc.	Mgmt.	YES	FOR	FOR

Ultratech Cement Limited	UTCEM IN	B01GZF	Postal Ballot	Postal Ballot	Consent of the Company be and is hereby accorded to the Board to create, grant, offer, issue and allot at any time to or to the benefit of such person(s) who are in permanent employment of the Company in the management cadre, whether working in India or out of India	Mgmt.	YES	FOR	FOR
					Consent of the Company be and is hereby accorded to the Board to extend the coverage of the “Employees Stock Option Scheme — 2006” referred to in the resolution under Item No. 1 of thi sNotice, also to such permanent employees of the holding and/or subsidiary company(ies) in the management cadre, whether working in India or out of India and Managing/Wholetime Director(s) of the holding and/or subsidiary company(ies), as may be decided by the Board and/or such other persons, as may from time to time, be allowed under prevailing laws and rgulations on wuch terms and conditions as may be decided by the Board.	Mgmt.	YES	FOR	FOR
					Consent of the Members be and is hereby accorded to the revision in the remuneration of Mr. Saurabh Misra, Manager with effect fr4om 1st July, 2006	Mgmt.	YES	FOR	FOR

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
					Consent of the Members be and is hereby accorded to the appointment of Mr. Saurabh Misra as the Managing Director of the Company	Mgmt.	YES	FOR	FOR

Bombay Rayon Fashions Ltd.	BRFL IN	B0PDQG	1/5/2007	Mumbai	The consent of the Company be and is hereby accorded to investment by Foreign Instructional Investors (FIIs), in the equity share capital of the Company, either by purchase or otherwise by acquiring from the market or subscribing to the offer and/or private placement of the Company under Portfolio Investment Scheme on repatriation basis or otherwise, up to 40% of the paid up share capital of the Company	Mgmt.	YES	FOR	FOR

ICICI Bank	ICICIBC IN	610036	1/20/2007	Vadodara	The Board/Committee is hereby authorised to accept, the consent and approval of the Members o fhte Bank be and is hereby accorded to the amalgamation of The Sangli Bank Limited (hereinafter referred to as the Transferor Bank) with the Bank wth effect from teh dat eon which the Scheme of Amalgamation is sanctioned by RBI or swuch other date as may be specified by RBI by an order in writing passed in this behalf under the provisions of Section 44A of the Banking Regulation Act, 1949.	Mgmt.	NO	DNA	DNA
					The draft of the Scheme circulated to the Members with the Notice for this Meeting, be and is hereby approved.	Mgmt.	NO	DNA	DNA
					Any member of the Bank who voted againsts the Scheme, each member shall compulsorily tender the equity shares held by him in the Bank	Mgmt.	NO	DNA	DNA
					The Board be and is hereby authorised, on behalf of the Bank, for the purpose of giving effect to the provisions of the Scheme oto effect the consequential reduction of the paid-up equity share capital fo the Bank, if any or of the Share Premium Account of the Bank, as may be required in termsof the Scheme as sanctioned by RBI.	Mgmt.	NO	DNA	DNA
					The Board be and is hereby authorised, on behalf of the Bank, to create, issue,and allot, such number of equity shars fo the Bank to the Members of the Tranferor Bank in accordance with the Scheme as sanctioned by RBI.	Mgmt.	NO	DNA	DNA
					The Board be and is herby empowered and authorised to make such mofidications and alterations to the Scheme including those as may be rquird or suggested by the relavant authority/authorities.	Mgmt.	NO	DNA	DNA
					The Board be and is hereby authorised to do all acts, matters, deeds and things and to take all steps and give such directions as may be necessary, expedient, indidental, anicillary or desirable as the Board in its absolute discretion may deem fit for giving effect to the Scheme or for its implementation and also to settle any questions or difficulties that may arise in such manner as the Board it its absolute discretion may deem fit and to take allsteps which are incidental and anciary thereto in xxx (not legible) connection.	Mgmt.	NO	DNA	DNA

Hindalco Industries	HNDL IN	B0GWF4	Postal Ballot	Postal Ballot	The Company be and is hereby accorded to introduction of the “Employee Stock Option Scheme — 2006”; The Board be and is hereby authorised to formulate a Scheme detailing all the terms of the Employees Stock Option Scheme(s).	Mgmt.	YES	FOR	FOR
					The consent of the Company be and is hereby accorded to the Board, to extend the coverage of the “Employees Stock Option Scheme — 2006” rferred to in the resolution under Item No.1 — Annexure to Notice to follow:	Mgmt.	YES	FOR	FOR
					1. Total number of options to be granted	Mgmt.	YES	FOR	FOR
					2. Identification of classes of employees entitleed to participate in the Emmployee Stock Option Scheme	Mgmt.	YES	FOR	FOR
					3. Transfrability of employee stock options	Mgmt.	YES	FOR	FOR
					4. Requirements of vesting, period of vesting, and maximum period within which the options shall be vested	Mgmt.	YES	FOR	FOR

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
					5. Exercise Price	Mgmt.	YES	FOR	FOR
					6. Ecercise Period and the process of Exercise	Mgmt.	YES	FOR	FOR
					7. Appraisal Process for determining the eligibility of the employees to ESOS — 2006	Mgmt.	YES	FOR	FOR
					8. Maximum number of options to be issued per employee and in aggregate	Mgmt.	YES	FOR	FOR
					9. Disclosure and Accounting Policies	Mgmt.	YES	FOR	FOR
					10. Method of option valuation	Mgmt.	YES	FOR	FOR

Crew BOS Products	CREW IN	B03061	1/8/2007	New Delhi	Issue of warrants convertible into equity shares on preferential basis	Mgmt.	NO	DNA	DNA
Limited					Raising of long term funds through Global Depository Receipts (GDR’s) / Foreign Currency Convertible Bonds (FCCB’s) /Private placement including Qualified Institutional Placements (QIP’s) etc.	Mgmt.	NO	DNA	DNA
					Revision in the remuneration of Mr. Tarun Oberoi, Managing Director	Mgmt.	NO	DNA	DNA
					Revision in remuneration of Mr. Robin Bartholomew, Whole Time Director	Mgmt.	NO	DNA	DNA

Jaiprakash Hydro-Power	JHPL IN	B0703M	Postal Ballot	Postal Ballot	Shifting of Registered Office of the Company within the State of Himachal Pradesh	Mgmt.	YES	FOR	FOR
Limited					Increase in remuneration of Shir J N Gaur, Whole-time Director & CEO	Mgmt.	YES	FOR	FOR
					Increase in remuneration of Shri R K Narang, Whole-time Director & CFO	Mgmt.	YES	FOR	FOR
					Mortgage and/or charge of moveable and immoveable propertis of the Company in favour of Yes Bank Ltd. To secure Rupee Term Loan of Rs. 75 crores granted by them.	Mgmt.	YES	FOR	FOR

Lok Housing and Construction Limited	LOK IN	631138	1/31/2007	Mumbai	Explanatory Statement under Section 393 of the Companies Act, 1956	Mgmt.	YES	FOR	FOR
					Scheme of Amalgamation under Section 391 to 394 of the Companies Act, 1956	Mgmt.	YES	FOR	FOR

Jaiprakash Associates	JPA IN	B01GVY7	Postal Ballot	Postal Ballot	Increase in the borrowing powers of the Board	Mgmt.	YES	FOR	FOR
Limited					Creation of Security by the Company in favour of lenders of Jaiprakash Hydro-Power Limited	Mgmt.	YES	FOR	FOR

Jaiprakash Associates Limited	JPA IN	B01GVY7	Postal Ballot	Postal Ballot	Making investment in a Special Purpose Vehicle to be incorporated as a wholly owned subsidiary of the Company for implementation of the Taj Expressway Project	Mgmt.	YES	FOR	FOR
					Transfer of the Taj Expressway Project to a Special Purpose Vehicle to be incorporated as a wholly owned subsidiary of the Company for implementation of the Project	Mgmt.	YES	FOR	FOR
					Creation of second charge on the fixed assets of the Company in avour of the lenders for working capital facilities	Mgmt.	YES	FOR	FOR
					Increase in remuneration of Shri Manoj Gaur, Executive Chairman	Mgmt.	YES	FOR	FOR
					Increase in remuneration of Shri Sunil Kumar Sharma, Executive Vice Chairman	Mgmt.	YES	FOR	FOR

Nagarjuna Construction Limited	NJCC IN	B0FXGP	2/26/2007	Hyderabad	Approval for issue and allotment of Warrants on Preferential Basis to M/s. A V S R Hoklings Private Limited, an investment Company belonging to the Promoters of nagarjuna Construction Company Limited	Mgmt.	NO	DNA	DNA

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
					Approval for raising funds by issue of Equity Shares to Qualified institutional Buyers in accordance with Chapter XIII-A of SEBI (Disclosure and investor Protection) Guidelines as amended and/or by issue of GDR’s/FCCB’s/other permitted Securities	Mgmt.	NO	DNA	DNA
					Investment by FII’s	Mgmt.	NO	DNA	DNA
					Enhancement of Authorised Share Capital of the Company	Mgmt.	NO	DNA	DNA
					Amendment of Capital Clause contained in the Memorandum of Association	Mgmt.	NO	DNA	DNA
					Amendment of Capital Clause contained in the Articles of Association	Mgmt.	NO	DNA	DNA

Siemens Limited	SIEM IN	B15T56	3/20/2007	Mumbai	Ordinary Resolution relating to the sale and transfer of the Company’s Undertaking comprisig of “Communications Enterprise Networks Division” to “Siemens Entreprise Communications Pvt Ltd” Mumbai, a100% subsidiary of the parent company, Siemens AG, Germany, with effect from 1st April, 2007 is proposed to be passed.	Mgmt.	YES	FOR	FOR

Easun Reyrolle Limited	ERR IN	B15CXR	2/28/2007	Chennai	Equity sharse issued on conversion of the said warrants shall be subject to the Memorandum and Articles of Association of the Company	Mgmt	NO	DNA	DNA
					the “Relevant Date” in relation to the issue of Equity Shares in accordance with the Securities and Exchange Board of India Guidelines, 2000 be January 2007 being the date 30 days prior to the date of passing this resolution	Mgmt	NO	DNA	DNA
					the Board be and is hereby authorised to take necessar steps for listing of the above mentioned Equity Shares on the stock exchanges where the Company’s shares are listed in terms and conditions of the listing and other applicable guidelines, rules and regulations	Mgmt	NO	DNA	DNA
					The Board is hereby accorded to issue and allot such number of equity shares as may be required to be issued and allotted upon conversion of Warrants I accordance with the terms of the offer and subject to the provisions of the Company Memorandum and Articles of Association	Mgmt	NO	DNA	DNA

Wire and Wireless (India) Limted	WNW IN	B1LTL3	2/26/2007	Mumbai	Company be and is hereby accorded to the Board to offer, issue and allot in one or more tranches, through a preferential allottment 10,750,000	Mgmt.	FOR	YES	YES
					...amount not exceeding $225 Million ...	Mgmt.	FOR	YES	YES

Aurobindo Pharma Limited	ARBP IN	670263	2/20/2007	Hyderabad	Scheme of Arrangement	Mgmt	NO	DNA	DNA

Deccan Chronicle	DECH IN	B058Z4	Postal Ballot	Postal Ballot	Sub-division of equity shares	Mgmt.	YES	FOR	FOR
Holdings Ltd					Alteration to the memorandum of association in the light of the sub-division of equity shares	Mgmt.	YES	FOR	FOR
					Alteration in the articles of association in the light of the sub-division of the equity shares	Mgmt.	YES	FOR	FOR

Sterlite Industries Limited	STLT IN	B13TC3	Postal Ballot 2/7/07	Postal Ballot	The Board be and is hereby authorized the limit of investment by Foreign insititutional (FII’s) in the equity shares of the Comopany both on a repair non-repairiation basis, to 49% of the paid up equity capital for the time being of theComapny or paid-up value of xx-convertible debentures, if any, of the Company (form hard to read — text blurred)	Mgmt.	YES		FOR

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
Television Eighteen	TLEI IN	B1L5S5	Postal Ballot	Postal Ballot	Total number of options to be granted/shars to b issued under the Plan	Mgmt	YES	FOR	FOR
India Limited			2/7/07		Classes of employees enlisted to participate	Mgmt	YES	FOR	FOR
					Vesting requirement and vesting period	Mgmt	YES	FOR	FOR
					Maximum Vesting period	Mgmt	YES	FOR	FOR
					Exercise Price	Mgmt	YES	FOR	FOR
					Exercise Period	Mgmt	YES	FOR	FOR
					Exercise Process	Mgmt	YES	FOR	FOR
					Appraisal Process	Mgmt	YES	FOR	FOR
					Maximum number of options to be issued per employee and in aggregate	Mgmt	YES	FOR	FOR
					Method of Accounting/Accounting policies and adherence to Guidelines	Mgmt	YES	FOR	FOR

Suzlon Energy Limited	SUEL IN	B0DX8R	Postal Ballot 3/3/2007	Postal Ballot	Consent be and is hereby accorded to the Board to crate, offer, issue, and allot at any time to or for the benefit of such person(s) who are in permanent employment of the Company including Directors of the company, whether working in India or out of India under a Scheme titled “Employee STock Option Plan — 2006” such number of equity shares and/or equity linked instruments of the Company which could give rise to teh issue of 116200 equity shares, at such price, in one or more tranches and on such terms and conditions as may be fixed or dtermined by the Board in accordance with the Guidelines or other provisions of the law as may be prevailing at that time.	Mgmt	YES	FOR	FOR
					Consent be and is hereby accorded to the Board to crate, offer, issue, and allot at any time to or for the benefit of such person(s) who are in permanent employment of the Company including Directors of the company, whether working in India or out of India under a Scheme titled “Employee STock Option Plan — 2006” such number of equity shares and/or equity linked instruments of the Company which could give rise to teh issue of 24700 equity shares, at such price, in one or more tranches and on such terms and conditions as may be fixed or dtermined by the Board in accordance with the Guidelines or other provisions of the law as may be prevailing at that time.	Mgmt	YES	FOR	FOR
					Company be and are hereby substituted with the new set of regulatioins of the Articles of Association, as placed on the table of this meeting and initialled by the Chariman for the purposes of identification, except for Article 134 which be retained as it is	Mgmt	YES	FOR	FOR
					Company be and is hereby restructured by reclassifying the existing Preference Shares	Mgmt	YES	FOR	FOR
					The Authorised Share Capital of the Comopany is Rs 445,00,00,000	Mgmt	YES	FOR	FOR

Reliance Industries Limited	RIL IN	609962	Postal Ballot 3/3/2007	Postal Ballot	The Board be and is hereby authorised on behalf of the Company to create, offer, issu and allot warrants	Mgmt	YES	FOR	FOR

Hindustan Lever Limited	HLVR IN	626167	Postal Ballot 3/3/07	Postal Ballot	Consent of the Company be and is hereby given pursuant to Section 293 (1) (a) of hteCompanies Act, 1956 to the transfer of the Undertaking of the Company engaged in the business of manufacture and/or sale fo marine products (including manufacturing facilites)	Mgmt	YES	FOR	FOR

SSI Limited	SWSL IN	615273	3/7/2007	Chennai	To receive, consider and adopt the Audited Balance Sheet fo the Company as at September 30, 2006, the Profit & Loss Acount for the year ended September 30, 2006, the Reports of the Directors and Auditors thereon.	Mgmt	NO	DNA	DNA
					To appoint a Director in place of Shri D.V. Narasingarao, who retires by rotation and being eligibile, offers himself for re-appointment	Mgmt	NO	DNA	DNA

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
					To appoint a Director in place of Shri R. Manohoran, who retires by rotation and being eligible, offers himself for re-appointment	Mgmt	NO	DNA	DNA
					To appoint Auditors and to fix their remuneration	Mgmt	NO	DNA	DNA
					Shri P. Sudhir Rao be and is hereby appoitned as a Director of the Company subject to retirement by rotation under the provisions of the Articles of Association of the Company	Mgmt	NO	DNA	DNA
					Consent of the Company be and is hereby accorded to the Board of Directors of the Company to borrow from time to time such sum or sums of money as it may consider fit for the purpose of th business fo the Company	Mgmt	NO	DNA	DNA
					Consent of the Company be and is hereby accorded to the Board of Directors for mortgaging/charging both movable and immovable properties of the Company	Mgmt	NO	DNA	DNA

Madhucon Projects Limited	MDHPJ IN	B0SY7P	3/17/2007	Khammam	Consent of the Company be and is hereby conveyed to the Board to create, offer, issue, and allot and deliver in one or more tranches to promoters on Preferential Basis up to 18,50,000 warrants	Mgmt.	NO	DNA	DNA

SSI Limited	SWSL IN	615273	3/7/2007	Chennai	To receive, consider and adopt the Audited Balance Sheet of the Company as at September 30, 2006, the Profit & Loss Account for the year ended September 30, 2006, the Reports of the Directors and Auditors thereon.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Shir D. V. Narasingarao, who retires by rotation and being eligible, offers himself for re-appointment	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Shir R. Manoharan, who retires by rotation and being eligible, offers himself for re-appointment	Mgmt.	NO	DNA	DNA
					To appoint Auditors and to fix their remuneration	Mgmt.	NO	DNA	DNA
					Shri P. Sudhir Rao be and is hereby appointed as a Director of the Company subject to retirement by rotation under the provisions of the Articles of Association of the Company	Mgmt.	NO	DNA	DNA
					Consent of the Company be and is hereby accorded to the Board of Directors of th eCompany to borrow from time to time such sum or sums of money as it may consider fit for rhe purpose of the business of the company which together with the monies already borrowed by the Company	Mgmt.	NO	DNA	DNA
					Consent of the Company be and is hereby accorded to the Board of Directors for mortgaging/charging both movable and immovable properties of the Company both prsent and future	Mgmt.	NO	DNA	DNA

Mcleod Russell India Ltd	MCLR IN	B0FLHS	3/16/2007	Kolkatta	Scheme of Amalgamation: Definitions, Share Capital, Objects & Reasons, Transfer of Undertaking, Legal Proceedings, Contracts and Deeds, Saving of Concluded Transactions, Employees, Dissolution of the Transferor Company, Conduct of Business of the Transferor Company, Cancellation of Shares of Transferor Company, Accounting, Applications, Approvals and Modifications, Schme Conditional Upon, Costs, Charges & Expenses, Residual Provisions	Mgmt	NO	DNA	DNA

ACC Limited	ACC IN	615591	3/28/2007	Mumbai	To receive and adopt the Audited Profit and Loss Account for the financial year ended December 31, 2006, the Balance Sheet as at that date and the Reports of the Directors and Audtiors thereon.	Mgmt.	YES	FOR	FOR
					To declare a dividend	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Mr. N S Sekhsaria who retires by rotation and is eligible for reappointment	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Mr. Paul Hugentobler who rtires by rotation and is eligible for reappointment	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Mr. Markus Akermann who retires by rotation and is eligible for reappointment	Mgmt.	YES	FOR	FOR
					To appoint a Dirctor in place of Mr. A L Kapur who retires by rotation and is elgible for reappointment	Mgmt.	YES	FOR	FOR

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
					Appointment of Auditor	Mgmt.	YES	FOR	FOR
					Appointment of Mr. Shailesh Haribhakti as Director	Mgmt.	YES	FOR	FOR
					Appointment of Mrs. Shikha Sharma as Director	Mgmt.	YES	FOR	FOR
					Reappointment & terms of remuneration of Mr M L Narula Managing Director	Mgmt.	YES	FOR	FOR
					Appointment of Mr M L Narula as a Non-Executive Director	Mgmt.	YES	FOR	FOR
					Appointment & terms of remuneration of Mr S Banerjee as CEO designate & Director upto March 2007, thereaftre as Managing Director	Mgmt.	YES	FOR	FOR

Indiabulls Financial Services Limited	IBULL IN	B02L7L	3/30/2007	New Delhi	Alteration in the terms of the Indiabulls Employees Stock Option Scheme, issued by the Company	Mgmt.	NO	DNA	DNA
					Alteration in the terms of the Indiabulls Employees Stock Option Plan 2005, issued by the Company	Mgmt.	NO	DNA	DNA

Gammon India Limited	GMON IN	B06HC2	Postal Ballot	Postal Ballot	Intercroporate Loans, Investments etc. pursuant to Section 372A of the Companies Act, 1956	Mgmt.	YES	FOR	FOR

Info Edge (India) Limitd	INFOE IN	B1685L	3/26/2007	Noida	Company b and is hereby accorded to the Board of Directors of the Company to create, offer, issue, transfer and allot at any time to or to the benefit of such person(s) who are in permanent employment of the Company.	Mgmt.	NO	DNA	DNA
					Company b and is hereby accorded to the Board of Directors of the Company to create, offer, issue, transfer and allot at any time to or to the benefit of such person(s) who are in permanent employment of its two current subsidiaries namely Naukri Internet Services Private Limited and Jeevansathi Internet Services Private Limited	Mgmt.	NO	DNA	DNA

Tata Tea Limited	TT IN	612148	4/5/2007	Kolkata	An application under Sections 391(1) and 393 of the said Act.	Mgmt	NO	DNA	DNA
					Tata Tea Limited, a Company incorporated under the provisions of the Companies Act, 1956, having its registered office at 1, Bishop Lefroy Road, Kolkata 700 020, within the aforesaid jurisdiction	Mgmt	NO	DNA	DNA
					Amalgamated Plantations Private Limitd, a Company incorporated under the provisions of the Companies Act, 1956, having its registered office at 1, Bishop Lefroy Road, Kolkata 700 020, the aforesaid jurisdiction. 1. Tata Tea Limited and 2. Amalgamatd Plantations Private Limited	Mgmt	NO	DNA	DNA

GVK Power & Infrastructure Limited	GVKP IN	B0XXJX	Postal Ballot	Postal Ballot	Consent of the Board of Directors of th Company be and is hereby accorded to increase the limit of investment by Foreign Institutional Investors (FII’s) including their sub accounts in the equity shares of the Company	Mgmt	NO	DNA	DNA

Reliance Industries Ltd	RIL IN	609962	4/21/2007	Mumbai	In the matter of the Companies Act, 1956	Mgmt	YES	FOR	FOR
					In the matter of Sections 391 to 394 of the Companies Act, 1956	Mgmt	YES	FOR	FOR
					In the mattr of Reliance Industries Limited, a company incorporated under the Companies Act, 1956, and having its registered office at 3rd Floor, Maker Chambers IV, 222, Nariman Point, Mumbai 400 021	Mgmt	YES	FOR	FOR
					In the matter of the Schem of Amalgamation of Indian Petrochemicals Corporation Limited with Reliance Industries Limited.	Mgmt	YES	FOR	FOR

KPIT Cummins Infosystems Limited	KPIT IN	B1LQJY	4/21/2007	Pune	Consent of the Company be and is hereby accorded to the Board to offer, issue, and allot equity shares	Mgmt	NO	DNA	DNA

Bharat Heavy Electricals Limited	BHEL IN	612952	4/30/2007	New Delhi	Authorised Share Capital of the Company be and is hereby increased	Mgmt.	NO	DNA	DNA

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
					the Company be and is hereby altered by deleting the existing Article 4-A and substituting in its place with new Article 4-A	Mgmt.	NO	DNA	DNA
					A new Article regarding capitlization of reserve, be inserted in the Article of Association of the Company, after Article 86	Mgmt.	NO	DNA	DNA
					Consent of Members be and is hereby accorded to the Board of directors for capitlization and for the purpose of issue of Bonus Shares	Mgmt.	NO	DNA	DNA

Mahindra & Mahindra	MM IN	610018	4/20/2007	Mumbai	Consent of the Company be accorded to the Board of Directors to borrow moneys from time to time	Mgmt.	YES	FOR	FOR
					Consent of the Company be accorded to the Board of Directors of the Company to make any loan	Mgmt.	YES	FOR	FOR

Indiabulls Real Estate Limited	IBREL IN	B1TRMQ	5/7/2007	New Delhi	Preferential Issue of Warrants: the Company be and is hereby accorded to the Board to create, offer, issue and allot warrants convertible into equity shares	Mgmt	YES	FOR	FOR
					Issue of further shares through International offerings: create, offer, issue and allot up to USD 600 million equity shares	Mgmt	YES	FOR	FOR
					Porposal for Qualified Institutions Placement (“QIP”)	Mgmt	YES	FOR	FOR
					Inetercorporate Loans: subject to consent/approval of authorities, to give loans to Indiabulls Realtech Limited	Mgmt	YES	FOR	FOR
					Intercorporate Guarantees and Securities: subject to consent/approval of authorities, to give loans to Indiabulls Realtech Limited	Mgmt	YES	FOR	FOR
					Investments: the Company be and is hereby accorded to the Board of Directors of the Company to further invest Company’s funds into Indiabulls Realtech Limited	Mgmt	YES	FOR	FOR
					Inetercorporate Loans: subject to consent/approval of authorities, to give loans to Indiabulls Realcon Limited	Mgmt	YES	FOR	FOR
					Intercorporate Guarantees and Securities: subject to consent/approval of authorities, to give loans to Indiabulls Realcon Limited	Mgmt	YES	FOR	FOR
					Investments: the Company be and is hereby accorded to the Board of Directors of the Company to further invest Company’s funds into Indiabulls Realcon Limited	Mgmt	YES	FOR	FOR
					Inetercorporate Loans: subject to consent/approval of authorities, to give loans to Indiabulls Realtors Limited	Mgmt	YES	FOR	FOR
					Intercorporate Guarantees and Securities: subject to consent/approval of authorities, to give loans to Indiabulls Realtors Limited	Mgmt	YES	FOR	FOR
					Investments: the Company be and is hereby accorded to the Board of Directors of the Company to further invest Company’s funds into Indiabulls Realtors Limited	Mgmt	YES	FOR	FOR
					Inetercorporate Loans: subject to consent/approval of authorities, to give loans to Indiabulls Infratech Limited	Mgmt	YES	FOR	FOR
					Intercorporate Guarantees and Securities: subject to consent/approval of authorities, to give loans to Indiabulls Infratech Limited	Mgmt	YES	FOR	FOR
					Investments: the Company be and is hereby accorded to the Board of Directors of the Company to further invest Company’s funds into Indiabulls Infratech Limited	Mgmt	YES	FOR	FOR
					Inetercorporate Loans: subject to consent/approval of authorities, to give loans to Indiabulls Infracon Limited	Mgmt	YES	FOR	FOR
					Intercorporate Guarantees and Securities: subject to consent/approval of authorities, to give loans to Indiabulls Infracon Limited	Mgmt	YES	FOR	FOR
					Investments: the Company be and is hereby accorded to the Board of Directors of the Company to further invest Company’s funds into Indiabulls Infracon Limited	Mgmt	YES	FOR	FOR
					Inetercorporate Loans: subject to consent/approval of authorities, to give loans to Indiabulls Infraestate Limited	Mgmt	YES	FOR	FOR

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
					Intercorporate Guarantees and Securities: subject to consent/approval of authorities, to give loans to Indiabulls Infraestate Limited	Mgmt	YES	FOR	FOR
					Investments: the Company be and is hereby accorded to the Board of Directors of the Company to further invest Company’s funds into Indiabulls Infraestate Limited	Mgmt	YES	FOR	FOR
					Inetercorporate Loans: subject to consent/approval of authorities, to give loans to Indiabulls Home Developers Limited	Mgmt	YES	FOR	FOR
					Intercorporate Guarantees and Securities: subject to consent/approval of authorities, to give loans to Indiabulls Home Developers Limited	Mgmt	YES	FOR	FOR
					Investments: the Company be and is hereby accorded to the Board of Directors of the Company to further invest Company’s funds into Indiabulls Home Developers Limited	Mgmt	YES	FOR	FOR
					Inetercorporate Loans: subject to consent/approval of authorities, to give loans to Indiabulls Estate Developers Limited	Mgmt	YES	FOR	FOR
					Intercorporate Guarantees and Securities: subject to consent/approval of authorities, to give loans to Indiabulls Estate Developers Limited	Mgmt	YES	FOR	FOR
					Investments: the Company be and is hereby accorded to the Board of Directors of the Company to further invest Company’s funds into Indiabulls Home Developers Limited	Mgmt	YES	FOR	FOR
					Inetercorporate Loans: subject to consent/approval of authorities, to give loans to Indiabulls Commerical Properties Limited	Mgmt	YES	FOR	FOR
					Intercorporate Guarantees and Securities: subject to consent/approval of authorities, to give loans to Indiabulls Commercial Properties Limited	Mgmt	YES	FOR	FOR
					Investments: the Company be and is hereby accorded to the Board of Directors of the Company to further invest Company’s funds into Indiabulls Commercial Properties Limited	Mgmt	YES	FOR	FOR
					Inetercorporate Loans: subject to consent/approval of authorities, to give loans to Indiabulls Buildwell Limited	Mgmt	YES	FOR	FOR
					Intercorporate Guarantees and Securities: subject to consent/approval of authorities, to give loans to Indiabulls Buildwell Limited	Mgmt	YES	FOR	FOR
					Investments: the Company be and is hereby accorded to the Board of Directors of the Company to further invest Company’s funds into Indiabulls Buildwell Limited	Mgmt	YES	FOR	FOR

Hindustan Lever Limited	HLVR IN	626167	5/18/2007	Mumbai	To receive, considre and adopt the Profit and Loss Account for the financial year ended December 31, 2006, the Balance Sheet as at that date and the Reports fo the Directors and Auditors thereon.	Mgmt	YES	FOR	FOR
					To declare a dividend	Mgmt	YES	FOR	FOR
					To elect Directors	Mgmt	YES	FOR	FOR
					To appoint M/s Lovelock & Lewes Chartered Accountants, Mumbai as statutory auditors and fix their remuneration for the year ending December 31, 2007	Mgmt	YES	FOR	FOR
					Mr. Nitin Paranjpe be and is herby elcted as a Director of the Company	Mgmt	YES	FOR	FOR
					Mr. Sajiv Kakkar be and is hereby elected as a Director of the Company	Mgmt	YES	FOR	FOR
					Mr. Nitin Paranjpe’s remuneration as a Wholetime Directorbe fixed by the Board and thereafter revised from time to time	Mgmt	YES	FOR	FOR
					Mr Sanjiv Kakkai as a Wholetime Director will hold office until the conclusion of the next Annual General Meeting	Mgmt	YES	FOR	FOR
					the Company be changed from “Hindustan Lever Limited” to “Hindustan Unilever Limited”	Mgmt	YES	FOR	FOR

Wockhardt Limited	WPL IN	B00YYS	5/18/2007	Mumbai	To receive, considr and adopt the Audited Balance Sheet as at 31 December, 2006, Profit and Loss Account for the year ended on that date and the Reports of the Board of Directors and Auditors thereon	Mgmt	YES	FOR	FOR

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
					To appoint a Director in place of Mr Aman Mehta, who retires by rotation and being elgible offers himself for re-appointment	Mgmt	YES	FOR	FOR
					To appoint a Director in place of Mr Bharat Patel, who retires by rotation and being elgible offers himself for re-appointment	Mgmt	YES	FOR	FOR
					To appoint auditors to hold office from the conclusion of this meeting until the conclusion of the next Annual General Meeting and to fix their remuneration	Mgmt	YES	FOR	FOR
					Mr Rajiv B Gandhi be and is hereby appointed as Director of the Company not liable to retire by rotation	Mgmt	YES	FOR	FOR
					Mr Rajiv B Gandhi to be designated as Director — Finance&Information, for a period of 5 years	Mgmt	YES	FOR	FOR

Shree Precoated Steels Limited	SRPS IN	681839	5/15/2007	Mumbai	In the matter of te Companies Act 1 of 1956	Mgmt	YES	FOR	FOR
					In the matter of Sections 391 to 394 of the Companies Act, 1956	Mgmt	YES	FOR	FOR
					In the matter of Scheme of Amalgamation of ANIK DEVELOPMENT CORPORATION PRIVATE LIMITED with Shree Precoated Steels Limited	Mgmt	YES	FOR	FOR

ABB Limited	ABB IN	612454	5/25/2007	Bangalore	To receive, consider and adopt the Audited balanced sheet as at December 31, 2006 and the Audited Profit & Loss Account for the year ended on that date and the Reports of the Directors and the Aduitors thereon.	Mgmt	NO	DNA	DNA
					To declare a dividend on equity shares	Mgmt	NO	DNA	DNA
					To aapoint a Director in place of Mr. Dineeh Patiwat, who retires by roation at this Annual General Meeting, and being eligible, offers himself for re-appointment	Mgmt	NO	DNA	DNA
					To appoint a Director in place of Mr. N S Raghavan, who retires by rotation at this Annual General Meeting, and being eliglbe, offers himself re-appointment	Mgmt	NO	DNA	DNA
					To appoint M/s S R Batlioboi & Co, Chartered Accountants, as Statutory Auditors of the Company to hod office fromt eh conclusion of this Annual Gneral Meeting until the condlusion of the next Annual General Meeting to authorise the Board of Directos to fix their remuneration	Mgmt	NO	DNA	DNA
					The Company be and is hereby accorded for sub-division of the face value of each equity share of the Company	Mgmt	NO	DNA	DNA
					Company be and is hereby replaced by the following new Article 5: The Authorised Share Capital of the Company is Rs 50,00,00,000/-ddivided into 21,25,00,000, equity share of Rs.2/-	Mgmt	NO	DNA	DNA
					Consent of the Company be and is hereby accorded to the re-appointment of and payment of remuneration to Mr. Ravi Uppal as the Vice Chair man & Managing Director	Mgmt	NO	DNA	DNA
					Consent of the Company be and is hereby accorded to the re-appointment of and payment of remuneration by way of commission to the Non-Executive Directors of the Company of any amount not exceeding 1% per annum, of the net profits of the Company	Mgmt	NO	DNA	DNA

Mahindra & Mahindra	MM IN	610018	5/31/2007	Postal Ballot	Consent of the Company be accorded to the Board to offer, issue and allot through a public offering or on a private placemnt basis, Ordinary Shares and/or equity shares	Mgmt	YES	FOR	FOR
					Consent of the Company be accorded to the Board of Directors of the Comnay to make any loan(s) and/or give any guarantees	Mgmt	YES	FOR	FOR

ICICI Bank	ICICIBC IN	610036	6/7/2007	Postal Ballot	The authorised capital of the Company shall be Rs. 1775,00,00k000 divided into 127,50,00,000 equity shares of Rs 10 each, 150,00,000 preference shares of Rs. 10 each and 350 preference shares of Rs 1 crore each with rights	Mgmt	NO	DNA	DNA

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
					Articles of Association be substituted: The authorised capital of the Company shall be Rs. 1775,00,00k000 divided into 127,50,00,000 equity shares of Rs 10 each, 150,00,000 preference shares of Rs. 10 each and 350 preference shares of Rs 1 crore each with rights	Mgmt	NO	DNA	DNA
					The Board of Directors of the Bank is hereby authorised on behalf of the Bank to create, offer, issue, and allot equity shares	Mgmt	NO	DNA	DNA

UTI Bank	UTIB IN	613648	6/1/2007	Ahmedabad	To receive, consider and adopt the Balance Sheet as at 31st March, 2007, Profit and Loss Account for the year ended 31st march, 2007 and the reports of Directors and Auditors thereon.	Mgmt	NO	DNA	DNA
					To appoint a Director in place of Shir Surendra Singh, who retires by rotation and, being eligible, offers himself for re-appointment as a Director	Mgmt	NO	DNA	DNA
					To appoint a Director in place of Dr. R H Patil, who retires by rotation and being eligible, offers himself for re-appointment as a Director	Mgmt	NO	DNA	DNA
					To appoint a Director in place of Smt Rama Bijapurkar, who retires by rotation and, being eligible, offers herself for re-appointment as a Director	Mgmt	NO	DNA	DNA
					To declare adividend on the Equity Shares of the Bank	Mgmt	NO	DNA	DNA
					M/s S R Batliboi & Co., Chartered Accountants, Mumbai be appointed as the Statutory Auditors of the Bank	Mgmt	NO	DNA	DNA
					Approval given for revising the remuneration by way of salary payable to Shri P.J. Nayak, Chairman and Managing Director of the Bank w.e.f 1st April 2007	Mgmt	NO	DNA	DNA
					Approval of the Registrar of Company, the name of the Company be changed from “UTI Bank Limited” to “Axis Bank Limited” and the name of “UTI Bank Limited”, whrever it appears in the Memorandum of Association and all other documents be substituted by the new name “Axis Bank Limited”	Mgmt	NO	DNA	DNA
					Existing Articles of Association of the Bank be altered	Mgmt	NO	DNA	DNA
					Provisions of the Articles of Association of the Bank as also subject to approval by the Reserve Bank of India and the Administroator of the Specified Undertaking of the Unit Trust of India, Shri P.J. Nayak be appoitned as the wholetimechairman of the Bank	Mgmt	NO	DNA	DNA
					Approval of the members of the Bank is hereby given for payment of the remuneration by way fo salary to Shri P.J. Nayak, as the whole-time Chairman of the Bank w.e.f. 1st August, 2007, as he would be entitled to as on 31st July, 2007	Mgmt	NO	DNA	DNA

Binani Industries Limited	BZL IN	613976	6/27/2007	Postal Ballot	To enhance the Guarantee/Security limits under Section 372A of te Companies Act, 1956 from Rs.923,38 Crore to Rs.1800 Crore (As per Special Resolution and Explanatory Statementunder Sction 173(2) of the Companies Act, 1956, appended to this notice)	Mgmt	YES	FOR	FOR

Oriental Bank of Commerce	OBC IN	612150	6/14/2007	New Delhi	To discuss, approve and adopt the Balance Sheet of the Bank as on 31st March 2007, Profit and Loss Account of theBank for the year ended 31st March 2007, the Report of the Board of Directors on the working and activities of the Bankfor the period covered by the Accounts and te Auditors’ Report on the Balance Sheet and Accounts	Mgmt	NO	DNA	DNA
					To declare final dividend on Equity Shares for the Financial Year 2006-2007	Mgmt	NO	DNA	DNA

Indian Overseas Bank	IOB IN	668995	6/12/2007	Chennai	To discuss, approve and addopt the audited Balanced Sheet of the Bank	Mgmt	NO	DNA	DNA
					To declare dividend for the financial year 2006-2007	Mgmt	NO	DNA	DNA
					Appointment by proxy	Mgmt	NO	DNA	DNA
					Appointment of an authorised representative	Mgmt	NO	DNA	DNA

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
					No officer or employee of the bank shall be appointed as Authorised Representative or proxy of a shareholder	Mgmt	NO	DNA	DNA
					Attendeance slip-cum-entry pass	Mgmt	NO	DNA	DNA
					Closure of register of shareholders	Mgmt	NO	DNA	DNA
					Bank mandate for dividend	Mgmt	NO	DNA	DNA
					change of address and dividend mandate	Mgmt	NO	DNA	DNA
					consolidation of folios	Mgmt	NO	DNA	DNA
					brief profie of Directors	Mgmt	NO	DNA	DNA
					Request to Shareholders	Mgmt	NO	DNA	DNA

JSW Steel Limited	JSTL IN	610164	6/13/2007	Mumbai	To resolve, consider, and adopt the Audited Balance Sheet as at 31st March, 2007, the profit andLoss Account for the year endd on that date, toigether with the Reports fothe Board of Directors and the Auditors thereon	Mgmt	YES	FOR	FOR
					To declare Dividend on Preference Shares	Mgmt	YES	FOR	FOR
					To confirm paymet of interim Dividend on Equity Shares	Mgmt	YES	FOR	FOR
					To appoint a Director in place of Mrs. Savthhi Devi Jindal (not legible) who retires by rotation	Mgmt	YES	FOR	FOR
					To appoint a Director in place of Mr. Anthony Paul Pedder, who retires by rotation and being elgible, offers himself for re-appointment	Mgmt	YES	FOR	FOR
					To appoint a Director in place of Mr. Vijay Kelkar, who retires by rotation and being elgible, offers himself for re-appointment	Mgmt	YES	FOR	FOR
					To appoint M/s Deloitte Heskins & Belle (not legible for exact identification), Chartered Accountants	Mgmt	YES	FOR	FOR
					Mr. Biawadip (not legible) Gupta is hereby appointed as a Director of the Company	Mgmt	YES	FOR	FOR
					Dr. Vinod Nowal (hardly legible) is hereby appointed as a Director of the Company	Mgmt	YES	FOR	FOR
					The Company hereby approves the appointment of Dr. Vinod Nowal as the Director of the Company for a period of five years	Mgmt	YES	FOR	FOR
					The Company hereby approves the re-appointment of Mr. Sajian Jindal as the Vice Chairman & Managing Director	Mgmt	YES	FOR	FOR
					The Company be and is hereby accorded to the Board to issue, offer and allot Equity Shares	Mgmt	YES	FOR	FOR
					The Company be and is hereby accorded to the Board to create, issue, offer and allot Foreign Currency Convertible Bonds and Ordinary Shares	Mgmt	YES	FOR	FOR

Moser Baer India Ltd.	MBI IN	616475	Postal Ballot	Postal Ballot	To carry on in India or elsewhere all or any of the business or business of electrical engineers and manufactrers/biuyes/sellers of dealers in, hirers, repairers, cleaners, and stoes of all kinds of electronics, electrical, optical, magnetic,semi-conductor based non-volatile memory devices, plant, machinery, equipments, appliances, apparatus, media, components, accessories and storage and other similar devices and scientific and other equipments (including in particular electric/electronic clocks and time devices...)	Mgmt.	YES	FOR	FOR
					To render as principals, agents, contractors or otherwise consultancy services in the field of leasing, corporate financial counselling and for know-how in electrical engineering, including the provision of facilities for manufacture, hire and use of electronic data processing equipments and devices, for commercial exploitation thereof and of any patents or privileges for the time being acquired by or belonging to the Company in relation to all or any of the said businesses.	Mgmt.	YES	FOR	FOR
					To carry on in India or elsewhere all or any of the business of production, financing, exhibition, distribution of the content through satelite/digital/cable/wireless mechanism/future technologies, agency of Indian or foreign movies, serials, audio products, documentaries, other audio-visual medium products, and aother similar or analogous programmes	Mgmt.	YES	FOR	FOR

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
					To carry on in India or elsewhere the business or business of acquiring, selling or otherwise commercially exploiting the rights, titles and other commercial interests in India or foreign movies, serials, audio-visual medium products, and aother similar or analogous programmes, or replicating, developing, using or otherwise dealing in the titles of Indian or foreign movies, serials, audio products, documentaries, other audio-visual medium products, and aother similar or analogous programmes	Mgmt.	YES	FOR	FOR

HDFC Bank	HDFCB IN	610013	6/16/2007	Mumbai	To consider and adopt the audited Balance Sheet as at 31st March 2007 and Profit and Loss Account for the year ended on that date and Reports of the Directors and Auditors	Mgmt.	YES	FOR	FOR
					To declare dividend	Mgmt.	YES	FOR	FOR
					To re-appoint Mr. Arvind Pande as a Director who retires by rotation and being eligible offers himself for re-appointment	Mgmt.	YES	FOR	FOR
					To re-appoint Mr.Ashim Samanta as a Director who retires by rotation and being eligible offers himself for re-appointment	Mgmt.	YES	FOR	FOR
					To re-appoint auditors: M/s. Haibhakthi & Co., Chartered Accountants, subject to the approval of the Reserve Bank of India, be and are herby re-appointed as Auditors	Mgmt.	YES	FOR	FOR
					Mr. Gautam Divan be an dis hereby appointd as a Director of the Bank, liable to retire by rotation	Mgmt.	YES	FOR	FOR
					Mr. Chander Mohan Vasudev be and is hereby appointed as a Director of the Bank, liable to retire by rotation	Mgmt.	YES	FOR	FOR
					Dr. Pandit Palande be and is hereby appointed as a Director of the Bank, liable to retire by rotation	Mgmt.	YES	FOR	FOR
					The approval of the members of the Bank be and is hereby accorded for the re-appointment of Mr.Jagdish Capoor as part-time Chairman of the Bank for the period of two years with effect from 6th July, 2007	Mgmt.	YES	FOR	FOR
					The Board of Directors by this resolution and/or such other persons who may be authorised in this regard) be and is hereby authorised to issue, offer and allot 1,50,00,000 equity stock options, convertible into Equity shares of the aggregatenominal face value not exceeding Rs 15,00,00,000	Mgmt.	YES	FOR	FOR
					The Board of Directors by this resolution and/or such other persons who may be authorised in this regard) be and is hereby authorised to modify certain terms of the existing schemes approved by the shareholders pursuant to resolutions dated 1st Jan 2000, 2nd July 2003 and 17th June 2005	Mgmt.	YES	FOR	FOR
					The consent of the Bank be and is hereby accorded to the Board to create, issue, offer in the course of on or more public or private offerings in domestic or one or more international markets	Mgmt.	YES	FOR	FOR
					Consent and approval of the Bank be and is hereby accorded to the Board to offer, allot and issue 1,35,82,000 Equity Shares of the face value of Rs.10/-	Mgmt.	YES	FOR	FOR
					Pursuant to the provisions of Section 163 and other applicable provisions, if any, of the Companies Act, 1956, appointment of Datamatics Financial Services Ltd as Registrars and ShareTransfer Agents of the Bank with effect from 2nd September 2006, and shifting of Bank’s registers and returns to Datamatics Financial Services Ltd, Plot No. A. 16 & 17, Part Crosslane, MIDC, Marol Andheri (East) Mumbai 400 093, e and are hereby approved and ratified.	Mgmt.	YES	FOR	FOR

Corporation Bank	CRPBK IN	610099	5/18/2007	Mangalore	Appointment of Proxy	Mgmt.	NO	DNA	DNA
					Appointment of an Authorised Representative	Mgmt.	NO	DNA	DNA
					Attendance Slip-Cum Entry Pass	Mgmt.	NO	DNA	DNA
					Closure of Register of Members	Mgmt.	NO	DNA	DNA
					Payment of Dividend	Mgmt.	NO	DNA	DNA

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
					Details of Bank Account in Dividend Warrant/Electronic Clearing Service (Credit Clearning) (ECS)	Mgmt.	NO	DNA	DNA
					Unclaimed Dividend If Any	Mgmt.	NO	DNA	DNA
					Copies of Balance Sheet	Mgmt.	NO	DNA	DNA
					Dematerialisation of Shares	Mgmt.	NO	DNA	DNA
					Notifying Change of Address	Mgmt.	NO	DNA	DNA
					Information on Accounts	Mgmt.	NO	DNA	DNA
					Consolidation of Folios	Mgmt.	NO	DNA	DNA
					Recording of Change of Status	Mgmt.	NO	DNA	DNA
Other Information

Tata Consultancy Services Limited	TCS IN	B01NPJ	6/29/2007	Mumbai	To receive, consider and adopt the Audited Profit and Loss Account for the year ended March 31, 2007 and the Balance Sheet as at the date together with the Reportsof the Board of Directors and the Auditors thereon.	Mgmt.	YES	FOR	FOR
					To confirm the payment of interim dividends for the year 2006-07 and to declare a Final Dividend for the year 2006-07 on Equity Shares	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Mr. Aman Mehta, who retires by rotation, and being eligible offers himself for re-appointment	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Mr. Naresh Chandra, who retires by rotation, and being eligible offers himself for re-appointment	Mgmt.	YES	FOR	FOR
					To appoint Auditors and fix their remuneration	Mgmt.	YES	FOR	FOR
					Appointment of Dr. Ron Sommer as a Director	Mgmt.	YES	FOR	FOR
					Appointment of Mrs. Laura M. Cha as a Director	Mgmt.	YES	FOR	FOR
					Reitrement benefits to Managing / Wholetime Directors	Mgmt.	YES	FOR	FOR
					Place of keeping and Inspection of the Registers and Annual Returns of the Company	Mgmt.	YES	FOR	FOR

The Jammu & Kashmir Bank Limited	J&KBK IN	614291	6/9/2007	Srinagar	To consider and adopt the Audited Balance Sheet as at 31st March, 2007 and the Profit & Loss Accont for the Financial Year ended on that date, together with the Reports fo the Board fo Directors andtheAuditors and comments of the Comptroller and Auditor General of India thereon	Mgmt	NO	DNA	DNA
					To declare Divdend on equity shares for the year ended 31st March, 2007	Mgmt	NO	DNA	DNA
					To appoint a Director in place of Mr. Mohd Yaseen Mir who retires by rotation	Mgmt	NO	DNA	DNA
					To fix the remuneration of Auditors in terms of provisions of Section 224 (8) (aa) of the Companies Act, 1956	Mgmt	NO	DNA	DNA
					Members of the Bank be and is hereby accorded to increase authorized capital from Rs. 75,00,00,000 to 100,00,00,000	Mgmt	NO	DNA	DNA

State Bank of India	SBIN IN	6100079	4/2/2007	Mumbai	To receive the Central Board’s Report, the Balance Sheet and Profit and Loss Account of the Bank made up to the 31st March, 2007 and the Auditors’ Report on the Balance Sheet and Accounts	Mgmt	YES	FOR	FOR

Syndicate Bank	SNDB IN	667400	6/21/2007	Manipal	To discuss, approve, and adopt, the Balance Sheet of the Bank as at 31st March, 2007 and te Profit & Loss Account of the Bank for the year ended on that date, the Report of the Boad of Directors on the working and activities of the Bank for theperiod covered by the Accounts and the Auditors’ Report on the Balance Sheet and Accounts	Mgmt	NO	DNA	DNA
					To declare dividend for the financial year 2006-07	Mgmt	NO	DNA	DNA
					Consent of the shareholdrs of the Ban be and is hereby accorded to the Board of Directors to issue and allot such number of equity shares of Rs. 10/-each and in any case not exceeding 8,00,00,000 and aggregating to not more than Rs. 80,00,00,000	Mgmt	NO	DNA	DNA
					Such issue, or allotment shall be through by wy of Public issue	Mgmt	NO	DNA	DNA

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
					The Board shall have authority and power to accept any modification in the proposal as my be required	Mgmt	NO	DNA	DNA
					New equity shares to be issued shall be subject to the Syndicate Bank	Mgmt	NO	DNA	DNA

Jyoti Structures Limited	JYS IN	B18P3B	6/28/2007	Mumbai	To receive, consider, and adopt the audited Profit and Loss Account for the year ended 31st march 2007, the Balance Sheet as at that date and the Report of the Directors and the Auditors thereon.	Mgmt.	YES	FOR	FOR
					To declare dividend	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Mr. S D Kshirsagar, who retires by rotation and being eligible, offers himself for re-appointment	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Mr. A J Khan, who retires by rotation and being eligible, offers himself for re-appointment	Mgmt.	YES	FOR	FOR
					To appoint Auditors	Mgmt.	YES	FOR	FOR
					To alter and vary the terms and conditions of appointment including remuneration payable to the Managing Director within the overall limits specified in the Schedule XIII to the companies Act, 1956	Mgmt.	YES	FOR	FOR
					To appoint the Company’s Auditors and/or in consultation with the Company’s Auditors, any person qualifed for appointment as Auditor of the Company, or an accountant duly qualified to act as Auditor of the Branch Offices outside of India; To audit the accounts of the financial year 2007-08 of the Company’s Branch Offices in India and abroad, and to determine the respective terms and conditions of their appointment and remuneration	Mgmt.	YES	FOR	FOR

Reliance Energy Limited	RELE IN	609985	7/10/2007	Mumbai	To consider and adopt the audited profit and loss account for the year ended March 31, 2007, the balance sheet as at that date, and the reports of the board of directors and auditors thereon	Mgmt.	YES	FOR	FOR
					To declare dividend on equity shares	Mgmt.	YES	FOR	FOR
					To appoint a director in place of Shri Satish Seth who retires by rotation and being eligible offers himself for reappointment	Mgmt.	YES	FOR	FOR
					To appoint a director in place of Shri V R Galkar who retires by rotation and being eligible offers himself for reappointment	Mgmt.	YES	FOR	FOR
					To appoint auditors and to fix their remueration and to consider to pass with or without modifications the following: that M/S Price Waterhouse, Chartered Accountants, and M/S Chaturvedi & Shah, Chartered Accountants, are appointed as joint auditors of the company, to hold office from the conslusion of this annual general meeting until the conclusion of the next annual general meeting on such remuneration as may be fixed by the board of directors	Mgmt.	YES	FOR	FOR
					To approve the variation in the terms of remuneration of Shri S C Gupta as Director (Operations) and in accordance with the provisions of sections 198, 269, 309, 310 and schedule XIII and other applicable provisions of the Company Act 1956; To Approve the variation in the terms of remuneration of Gupta as Director for the remaining period of his tenure of office, effective 4/1/07 as set out in the supplemental agreement to be entered into with Shri Gupta; To resolve further that all other terms and conditions of appointment of Gupta as approved earlier by the members shall remain unchanged	Mgmt.	YES	FOR	FOR
					To approve the variation in the terms of remuneration of Shri J P Chalasani as Direcotr (Business Development) and in accordance with the provisions of sections 198, 269, 309, 310, and schedule XIII and other applicable provisions of the Companies Act 1956, for the remaining period of his tenure of office, effective 4/1/07; To resolve that all other terms and conditions of appointment of Shri J P Chalasani as approved earlier by the members shall remain unchanged	Mgmt.	YES	FOR	FOR

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
					To resolve that Shri Lalit Jalan, who was appointed as an Additional Director pursuant to the provisions of Section 260 of the Companies Act 1956 and article 106 of articles of association of the company be and is hereby appoint as Director of the Company subject to retirement by rotation	Mgmt.	YES	FOR	FOR
					That the appointment of Shri Lalit Jalan as whole-time director of the company for a period of five years, with effect from 4/25/07, are set out in the agreement to be entered into between the company and Shri Lalit Jalan, a draft whereof is placed before this meeting , which agreement is hereby specifcally sactioned with liberty to the board of directors; further that the board be and is authorized to take all such steps as may be necessary, proper or expedient, to give effect to this resolution	Mgmt.	YES	FOR	FOR

IDFC	IDFC IN	B0C5QR	6/28/2007	Chennai	To consider and adopt the audited Balance Sheet as at march 31, 2007, the Profit & Loss Account and the Cash Flow Statement for the financial year ended March 31, 2007 and the Reports of the Directors and the Auditors thereon	Mgmt.	NO	DNA	DNA
					To consider and approve the payment of dividend at 10% on the equity shares of the Company	Mgmt.	NO	DNA	DNA
					To reappoint Mr. Surinder Singh Kohli who retires by rotation and being eligible, offers himself for re-election	Mgmt.	NO	DNA	DNA
					To reappoint Mr. Serajul Haq Khan who retires by rotation and being eligible offers himself for re-election	Mgmt.	NO	DNA	DNA
					To reappoint Mr. Gautam Subodh Kahi who retires by rotation and being eligble offers himself for re-election	Mgmt.	NO	DNA	DNA
					To appoint Deloitte Haskins & Sells, Chartered Accountant, in respect of whom the Company has received a Special Notice pursuant to Sections 190 and 225 of the Companies Act 1956, as the auditors of the Company to hold office as such from the conclusion of this Meeting until the conslusion of the next Annual General Meeting, in place of S.B. Billimoria & Co., Chartered Accountants, on a remuneration as may be decided by the Board	Mgmt.	NO	DNA	DNA
					To borrow such sums of money, secured or unsecured, as they may deem requisite for the purpose of the business of the company provided that the total amount upto which monies may be borrowed by the Board of Directors shall not exceed the sum of Rs 400,000,000,000	Mgmt.	NO	DNA	DNA
					To increase the ceiling limit on total holdings of Foreign Institutional Investors (FIIs)/ Securities and Exchange Board of India (SEBI) approved sub-account of FIIs in the equity share capital of the Company from 49% to 74% of the Paid-up Equity Capital of the Company with effect from such date(s) as may be decided by the Board from time to time	Mgmt.	NO	DNA	DNA
					To alter clause 2 of clause IIIA of the Memorandum of Association of the Company after the words “food and agriculture infrastructure” and before the words “and setting up Industral areas” appearing in line 15 of clause 2 of clause IIIA, the words “Steel and Cement manufacturing projects” be inserted	Mgmt.	NO	DNA	DNA
					To offer and allot in ome or more traches, equity shares or securities other than warrants which are convertible into or exchangeable with equity shares sub-clause (v) of clause 2.2.2B of the SEBI (DIP) Guidelines hereinafter referred to as “the Securities” for an aggregate sum not exceeding Rs. 21 billion as the Board in its sole discretion may at any time or times hereafter decide	Mgmt.	NO	DNA	DNA
					To resolve that the Securities may be redeemed and/or converted and/or exhanged, subject to compliance with all applicable laws, rules, regulations, guidelines, and approvals in a manner as may be provided in the terms of their issue	Mgmt.	NO	DNA	DNA

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
					To issue and allot such number of equity shares as may be required to be issued and allotted upon conversion, exchange, redemption, or cancellation of any such Securities referred to above or as may be in accordance with the terms of issue/offering in respect of such securities and such equity shares shall rank pari passu with the existing equity shares of the company in all respects except provided otherwise under the terms of issue/offering and in the prospectus/offering circular/ offer letter/ placement document and/or information memorandum	Mgmt.	NO	DNA	DNA
					To resolve that the Board may undertake the aforesaid issuance of Securities in one or more tranches as permitted by applicable law, or undertake the issuance of more than one type of instrument as a simultaneous offering of securities within the limits specified above	Mgmt.	NO	DNA	DNA
					To authorized to determine the form, terms, and timing of the issues/ offerings, including the inestors to whom the Securities are to be alloteed, issue price, face value, numner of equity shares or other securities upon conversion or redemption of cancellation of the Securities, the price or period of conversion, listing on one or more Stock Exchanges in India and/or abroad and fixing of record date or book closure and related or incidental matters as the Board in its absolute discretion may deem fit and accept any modifications/variations in the terms of issues as may be required including variations required by the authorities in such issues in India and/ or abroad	Mgmt.	NO	DNA	DNA
					To resolve that the pricing of the Securites and the pricing of any equity shares issued upon conversion of the Securities shall be in accordance with all applicable laws and regulations, more specifically, with the QIP Guidelines issued by SEBI	Mgmt.	NO	DNA	DNA
					To resolve that the allotment of Securities shall only be to Qualified Institutional Buyers within the meaning of Chapter ZIIIA of the SEBI Guidelines, such Securities shall be fully paid-up and the allotment of such Securities shall be completed within 12 months from the date of this Resolution	Mgmt.	NO	DNA	DNA
					To resolve that the relevant for the determination of the price of the equity shares, if any, to be issued upon conversion or exchange of the Securities is 5/28/07	Mgmt.	NO	DNA	DNA
					To authorise to accept any modifications to the proposal as may be required by the authorities involved in such issues, but subject to such conditions as the SEBI/ Gol/ RBI or such other appropriate authorities inside of outside India may impose at the time of their approval and as agreed to by the Board	Mgmt.	NO	DNA	DNA
					To authorize to do all such acts and deeds including settle all questions, difficulties or doubts that may arise in regard to the issue, offer or allotment of Securities and utilization of the issue proceeds, as it may in its absolute discretion deem fit without being required tos eek any further consent or approval of the Members or otherwise to the end and intent that the Members shall be deemed to have given their approval thereto expressly by the authority of this Resolution	Mgmt.	NO	DNA	DNA
					To appoint (or modify the terms of appointment or terminate the appointemt of) or enter into and execute all such arrangements/agreements with any Lead Managers/ Underwriters/ Merchant Bankers/ Stabilising Agents/ Guarantors/ Depository/ Listing Agents/ Trustees/ Legal Counsel/ Custodians/ Process Agents/ Advisors/ and all such agencies or entities inside or outside India, as may be involved or concerned in such issue/offering of the Securities and to remunerate all such agencies and entities as may be involved in cash or otherwise including by way of payment of commission, brokerage fees, expenses incurred in relation to the issue/ offering of Securities and other expenses, if any or the like subject to applicable laws and regulations	Mgmt.	NO	DNA	DNA

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
					To determine the form, terms, and timing of the issues, the conditions subject to which the Securities are to be issued, the class of investors to whom the Securities are to be issued, the number of Securities to be issued in aggregate and in each tranche, the issue price, face value, coupon rate, premium amount on issue, terms relating to redmption or conversion of the Securities would be listed and such other terms as it, in its discretion, deems fit as also to make and accept any modifications in the proposal as may be required by the authorities involved and / or in consultation with the Lead Manager(s) and/or Underwriter(s) and /or Stabilizing Agent(s) and/ or other Advisor(s) in such issues	Mgmt.	NO	DNA	DNA
					To delegate all or any of the powers herein conferred to any Committee of Directors and/or any wholetime Director(s) and/or any Officer(s) of the Company	Mgmt.	NO	DNA	DNA
					To dispose of such of the securities as are not subscribed that may have features and attributes or any terms of combination of terms in accordance with international practice and to provide for the tradability or free transferability thereof as pre the prevailing practices and regulations in the capital markets, including but not limited to whatsoever including terms for issue of additional equity shares or variation of the conversion price of the Securities	Mgmt.	NO	DNA	DNA

Kotak Mahindra Bank	KMB IN	613566	7/5/2007	Mumbai	To receive and adopt the profit and Loss Account for the year ended 31th March, 2007, the Balance Sheet as at that date and the Reports of the Directors and the Auditors thereon	Mgmt.	YES	FOR	FOR
					To declare a dividend on equity shares	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Mr. Anand Mahindra who retires by rotation, and being eligible, offers himself for re-appointment	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Mr. Cyril Shroff who retires by rotation and being eligible, offers himself for re-appointment	Mgmt.	YES	FOR	FOR
					Pursuant to Section 224 and other applicable provisions, if any, of the Companies Act, 1956, Messrs. S. R. Batliboi&Co., Chartered Accountants be and are hereby appointed Auditors of the Bank, in place of retired Auditors Messrs. S.B. Billmoria & Co., Chartered Accountants, to hold office from the conclusion of this Meeting until the conclusion of the next Annual General Meeting of the Bank and that their remuneration be fized by the Audit Committee of the Board of Directors of the Bank	Mgmt.	YES	FOR	FOR
					That the Board of Directors can borrow from time to time all such sums of money for the purpose of the business of the Bank notwithstanding that the moneys to be borrowed together with the moneys already borrowed by the Bank (apart from the temp loans obtained or to be obtained from the bankers in the ordinary couse of business) will exceed the aggregate of the paid-up capital and free reserves, that is to say, reserves not set apart for any specific purpose, provided that the maximum amount of moneys so borrowed by the Board of Directors and outstanding shall not at any time exceed the sum of Rs 15,000 Crores	Mgmt.	YES	FOR	FOR
					The decision taken by the Board of Directors of the Bank to vary/ modify the Kotak Mahindra Equity Option Scheme 2005 and the Agreement entered into by the Bank with the employees of the Bank and its subsidiaries at the time of grant of options, in order to enable the Bank and its subsidiary companies to recover from the relevant elible employees, the fringe benefit tax in respect of options which are exercised by the eligible employee on or after the 1st April, 2007 pursuant to the provisions of sections 115WKA of the Income Tax Act, 1961, be and is hereby ratified	Mgmt.	YES	FOR	FOR

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
					To adopt an Employee Stock Option Scheme of the Bank under the name and style of “Kotak Mahindra Equity Option Scheme 2007” (“Scheme”) and the Board be and is hereby authorized to create, issue, offer and allot equity shares, from time to time, to employees of the Bank as defined in SEBI Guidelines, selected on the basis of criteria prescribed b y the board, (hereinafter referred to as the Eligible Employees) under the Scheme more particularly described in the Explanatory Statement annexed hereto such that the creation, issue, offer and allotment of such eqity shares under the Scheme (not including shares already issued or to be issued pursuant to exercise of grant of options to eligible employees under earlier ESOP Schemes of the bank)	Mgmt.	YES	FOR	FOR
					That the equity shares to be issued as stated aforesaid shall rank rai passu with all the existing equity shares of the Bank for all purposes	Mgmt.	YES	FOR	FOR
					To evolve, decide upon and bring into effect the aforesaid Scheme and to make any modiciations changes, variation, alteration or revisions in the said Scheme or to suspend, withdraw or revive the Scheme from time to time in accordance with applicable laws and/or as may be specified by any appropriate authority and to do all such acts, deeds, matters and things and execute all such deeds, documents, instruments, and writings as it amy in its absolute discretion deem necessary, desirable, usual, or proper in relation thereto with the liberty to the Board on behalf of the Bank to settle any question, difficulties or doubts whatsoever may arise with regard to such creation, offer, issue and allotment of shares without requiring the Board to secure any further consent or approval of the Members of the Bank at a general meeting	Mgmt.	YES	FOR	FOR
					To create, issue, offer and allot equity shares, from time to time, to employees of the Bank as defined in SEBI Guidelines, selected on the basis of criteria prescribed b y the board, (hereinafter referred to as the Eligible Employees) under the Scheme more particularly described in the Explanatory Statement annexed hereto such that the creation, issue, offer and allotment of such eqity shares under the Scheme (not including shares already issued or to be issued pursuant to exercise of grant of options to eligible employees under earlier ESOP Schemes of the bank)	Mgmt.	YES	FOR	FOR
					That the equity shares to be issued as stated aforesaid shall rank rai passu with all the existing equity shares of the Bank for all purposes	Mgmt.	YES	FOR	FOR
					To evolve, decide upon and bring into effect the aforesaid Scheme and to make any modiciations changes, variation, alteration or revisions in the said Scheme or to suspend, withdraw or revive the Scheme from time to time in accordance with applicable laws and/or as may be specified by any appropriate authority and to do all such acts, deeds, matters and things and execute all such deeds, documents, instruments, and writings as it amy in its absolute discretion deem necessary, desirable, usual, or proper in relation thereto with the liberty to the Board on behalf of the Bank to settle any question, difficulties or doubts whatsoever may arise with regard to such creation, offer, issue and allotment of shares without requiring the Board to secure any further consent or approval of the Members of the Bank at a general meeting	Mgmt.	YES	FOR	FOR

Reliance Capital Limited	RCFT IN	610108	7/3/2007	Mumbai	To consider and adopt the auditied Balance Sheet as at March 31, 2007, Profit and Loss Account for the year ended on that date and the Reports of the Board of Directors and Auditors thereon	Mgmt.	YES	FOR	FOR
					To declare dividend on equity shares	Mgmt.	YES	FOR	FOR
					To appoint a director in place of Shri. Rajendra P. Chitale, who retires by rotation and being eligible offers himself for re-appointment	Mgmt.	YES	FOR	FOR

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
					To appoint Auditors and to fix their remuneration and in this regard to consider and if thought fit, to pass with or without modicification(s), the following resolution as an Ordinary Resolution: Resolved that M/s. Chaturvedi & Shah, Chartered Accountants, and M/s. BST&Co., Chartered Accountants, be and are hereby appointed as the Audtiors of the Company to hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting of the Company on such remuneration as may be fixed by the Board of Directors	Mgmt.	YES	FOR	FOR

Infosys Technologies Limited	INFO IN	620512	6/22/2007	Bangalore	To receive, consider and adopt the Balance Sheet as at March 31, 2007 and the Profit and Loss Account for the year ended on that date and the Report of the Directors and the Auditors thereon	Mgmt.	NO	DNA	DNA
					To declare a final dividend for the financial year ended March 31, 2007	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of mr. Deepak M. Satwalekar, who retires by rotation and, being eligible, offers himself for re-election	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Prof. Marti G. Subrahmanyam, who retires by rotation and, being eligible, offers himself for re-election	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. S. Gopalakrishnan, who retires by rotation and, being eligible, offers himself for re-election	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. S. D. Shibulal, who retires by rotation and, being eligible, offers himself for re-election	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. T.V. Mohandas Pai, who retires by rotation, and being eligible, offers himself for re-election	Mgmt.	NO	DNA	DNA
					To appoint auditors to hold ofice from the conclusion of this Annual General meeting until the conclusion of the next Annual General meeting and to fix their remuneration, and to pass the following resolution thereof: M/s BSR&Co, Chartered Accountants, be re-appointed as the Auditors of the Company to hold office from the conclusion of this Annual General Meeting to the conclusion of the next Annual General Meeting, on such remuneration as may be determined by the Board of Directors in consultation with the Auditors, which remuneration may be paid on a progressive billing basis to be agreed between the Auditors and the Board of Directors	Mgmt.	NO	DNA	DNA
					To resolve that Mr. N. R. Narayana Murthy, who was appointed as Additional Director of the Company and who holds office until the date of the Annual General meeting pursuant to section 260 of the Companies Act, 1956, and Article 114 of the Articles of Association of the Company and in respect of who the Company has received a notice from a member under Section 257 of the Companies Act, 1956, proposing his cadidature, be and is hereby appointed as a Director of the Company, liable to retire by rotation	Mgmt.	NO	DNA	DNA
					For the re-appointment of Mr. Nandan M. Nilekani, as Whole-time Director of the Company for a period of two years with effect from May 1, 2007, on the terms and conditions as stated in the explanatory statement and on the remuneration set out below: salary per month, bonus, company performance linked incentive, individual performance linked incentive, housing, medical reimbursement/allowance, leave travel concession/allowance, club fees, provision for driver/ driver’s salary allowance, personal accident insurance, earned/priviledge fund and superannuation fund, gratuity, encashment of leave, company car and telephone, and minimum remuneration	Mgmt.	NO	DNA	DNA

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
					For the appointment of Mr. S. Gopalakrishnan, as CEO and Managing Director of the Company for a period of five years with effect from June 22, 2007, as per terms and conditions as stated in the explanatory statement and on the remuneration set out below: salary per month, bonus, company performance linked incentive, individual performance linked incentive, housing, medical reimbursement/allowance, leave travel concession/allowance, club fees, provision for driver/ driver’s salary allowance, personal accident insurance, earned/priviledge fund and superannuation fund, gratuity, encashment of leave, company car and telephone, and minimum remuneration	Mgmt.	NO	DNA	DNA
					For the re-appointment of Mr. K. Dinesh, as Whole-time Director of the Company for a further period of five years with effect from May 1, 2007, as per terms and conditions as stated in the explanatory statement and on the remuneration set out below: salary per month, bonus, company performance linked incentive, individual performance linked incentive, housing, medical reimbursement/allowance, leave travel concession/allowance, club fees, provision for driver/ driver’s salary allowance, personal accident insurance, earned/priviledge fund and superannuation fund, gratuity, encashment of leave, company car and telephone, and minimum remuneration	Mgmt.	NO	DNA	DNA
					For the re-appointment of Mr. S. D. Shibulal, as Whole-time Director of the Company for a further period of five years with effect from January 10, 2007, as per the terms and conditions as stated in the explanatory statement and on the remuneration set out below: salary per month, bonus, company performance linked incentive, individual performance linked incentive, housing, medical reimbursement/allowance, leave travel concession/allowance, club fees, provision for driver/ driver’s salary allowance, personal accident insurance, earned/priviledge fund and superannuation fund, gratuity, encashment of leave, company car and telephone, and minimum remuneration	Mgmt.	NO	DNA	DNA
					To consider the following: Resolved that pursuant to the provisions of Section 309 and other applicable provisions, if any, of the Companies Act, 1956 a sum not exceeding 1% per annum of the net profits of the company calculated in accordance with the provisions of Section 198, 349, and 350 of the Companies Act, 1956 be paid to and distributed amongst the directos of the company or some or any of the (other than the managing director and the whole-time directors) in such amounts or proportions and in such manner and in all respects as may be decided by the Board of Directors and such payments shall be made in respect of the profits of the company for each year of a period of five years commencing from April 1, 2008 to March 31, 2013	Mgmt.	NO	DNA	DNA

HDFC	HDFC IN	610013	6/27/2007	Mumbai	To receive, consider, and adopt the audited profit and loss account for the financial year ended March 31, 2007, the balance sheet as at that date and the reports of the directors and the auditors thereon	Mgmt.	YES	FOR	FOR
					To declare dividend on equity shares	Mgmt.	YES	FOR	FOR
					To appoint a director in place of Mr. Keshub Mahindra who retires by rotation and being eligible, offers himself for re-appointment	Mgmt.	YES	FOR	FOR
					To appoint a director in place of Mr. D. M. Sukthankar who retires by rotation and being eligible, offers himself for re-appointment	Mgmt.	YES	FOR	FOR
					To appoint a director in place of Mr. N.M. Munjee who retires by rotation and being eligible, offers himself for re-appointment	Mgmt.	YES	FOR	FOR

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
					Messrs Deloitte Haskins & Sells, Chartered Accountants are hereby appointed as auditors of the Corporation for the purpose of audit of the Corporations’s accounts at the head office, its branch offices in India and its brand office at London, UK, to hold office as such from the conclusion of this Meeting until the conclusion of the next Annual General meeting in place of Messrs. S.B. Billimoria & Co., Chartered Accountants, on a remuneration of Rs 45,00,000 plus applicable service tax and reimbursement of out-of-pocket expenses incurred by them for the purpose of such audit	Mgmt.	YES	FOR	FOR
					To appoint as branch auditors, for the pupose of audit of any branch office which may be opened abroad during the year, in consultation with the auditors of the Corporation, any person qualified to act as such as per the provisions of said section and to fix their remuneration	Mgmt.	YES	FOR	FOR
					To appoint Messrs. Pannell Kerr Forster, Chartered Accountants, as branch auditors of the Corporation for the purpose of audit of the accounts of the Corporation’s branch office at Dubai, to hold office as such from the conclusion of this Meeting until the conclusion of the next Annual General Meeting, on such terms and conditions and on such remuneration as may be fixed by the Board of Directors of the Corporation, depending upon the nature and scope of their work	Mgmt.	YES	FOR	FOR
					To reappoint Mr. Deepak S. Parekh, as the Managing Director, Mr K. M. Mistry, as the Managing Director, and Ms. Renu Sud Karnad, as the Executive Director of the Corporation (collectively reffered to as the “whole time directors”) and to increase the upper limit of the salary range from the existing limit of Rs 4,000,000 per month to Rs 7,000,000 per month effective January 1, 2007 with authority to the Board of Directors of the Corporation to determine their salary, from time to time, within the said upper limi of the salary range	Mgmt.	YES	FOR	FOR
					To provide pension and other benefit(s) (including post retirement benefit(s)) for the whole-time directors of the Corporation, in terms of the schemes framed/ to be framed and in accordance with and subject to fulfilling eligibility critera(s) and/or qualifying condition(s) as may be prescribed in the respective scheme(s)	Mgmt.	YES	FOR	FOR
					To authorise to do all such acts, deeds, matters, and things and execute all such agreements, documents, instruments, and writings as may be required and to delegate all or any of its powers herein conferred to any committee of directors or director(s) to give effect to aforesaid resolutions	Mgmt.	YES	FOR	FOR
					Under the provisions of Section 293(1)(d) of the Companies Act, 1956, (including any amendment, modification, variation or re-enactment thereof) to the Board of Directors of the Corporation to borrow from time to time such sum or sums of money as they may deem necessary for the purpose of the business of the Corporation, notwithstanding that the monies to be borrowed together with the monies already borrowed by the Corporation and remaining outstanding at any point of time will exceed the aggregate of the paid-up share captial of the Corp and its free reserves, that is to say reserves not set apart for any specific purpose; Provided that the total amount up to which monies may be borrowed by the Board shall not exceed Rs. 1,00,000 crores	Mgmt.	YES	FOR	FOR
					The share capital of the Corporation is incresed from Rs 275,00,00,000 to 325,00,00,000 and consequently the respective capital clauses in the Memorandum and Articles of Association of the Corporation do stand altered accordinly and also as proided in the succeeding resolutions to be proposed at the Meeting	Mgmt.	YES	FOR	FOR
					The existing Clause V of the Memorandum of Association of the Corporation be deleted and in place thereof the following new clause be substituted: The Authorised Share Capital of the Corporation is Rs 325,00,00,000 consisting of 32,50,00,000 equity shares of Rs. 10 each	Mgmt.	YES	FOR	FOR

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
					The Articles of Association of the Corporation are altered by deleting the existing Article 3 and substituting in place thereof the following as Article 3: The Authorised Share Capital of the Corporation is Rs. 325,00,00,000 (Rupees three hundred twenty five crores) consisting of 32,50,00,000 equity shares of Rs. 10 each	Mgmt.	YES	Abstain	Against
					The consent of the Corporation is accorded to the Board of Directors of the Corporation to create, issue, offer and allot equity shares of the aggregate nominal face value not exceeding Rs 5,06,00,000 (or such adjusted numbers for any bonus stock splits or consolidation or other re-organization of the capital structure of the Corp as may be applicable from time to time) to present and future permanent employees and directors of the Corporation under the Employee Stock Option Scheme — 2007	Mgmt.	YES	FOR	FOR
					To formulate ESOS-2007 detailing therein all the terms for granting of employee stock option to greant the options under the said ESOS-2007 at such time or times as it may decide in its absollute discretion and is also authorised to determine, in its absolute discretion, as to when the said quity shares are to be issued, the number of shares to be issued in each tranche, the terms or cobination of terms subject to which the said shares are to be issued, the condtions under which options vested im employees may lapse, terms relating to specific time within which the employee should exercise his option in the event of his termination or resignation, terms relating to dividend on the shares to be issued, terms relating to the manner in which the fringe benefit tax shall be recovered by the Corp from the relevant eligible employee under the provisions of the Income Taxt Act 1961	Mgmt.	YES	FOR	FOR
					To recover the fringe benefit tax from the relevant eligible employees in respect of options granted or vested or exervised, on or after April 1, 2007, in the manner to be provided in ESOS-2007 and subject to the provisions of Section 115WKA of the Income Tax Act, 1961 and the rules framed thre under, as may be amended from time to time	Mgmt.	YES	FOR	FOR
					The equity shares alloted pursuant to the aforesaid resolutions shall rank pari passu inter se and with the existing equity shares of the Corporation, in all respects	Mgmt.	YES	FOR	FOR
					To settle all questions, difficulties or doubts that may arise in relation to the formulation and implementationof the ESOS-2007 and to the shares issued herein without being required to seek any further consent of approval of the members or othersie to the end and intent that the members shall be deemed to have given their approval thereto expressly by the authority of this resolution	Mgmt.	YES	FOR	FOR
					To vary, amend, modify, or alter the terms of the ESOS-2007 in accordance with and subject to any guidelines, rules, or regulations that may be issued by any approprate regulatory/statutory authority	Mgmt.	YES	FOR	FOR
					To do all such acts, deeds, matters and thing and execute all such deeds, documents, instruments, and writings as it may in its absolute discretion deem necessary in relation thereto	Mgmt.	YES	FOR	FOR
					To delegate all or any of the powers therein conferred to any committee of directors or director(s) or any officer(s) of the Corporation to give effect to the aforesaid resolution	Mgmt.	YES	FOR	FOR
					To create, offer, issue and allot 1,80,00,000 equity shares of Rs. 10 each representing 7.11% of the exisitng issued and paid-up share captial of the Corporation for cash to the eligible investors on a preferential basis pursuant to and in accordance with the provisions of Chapter XIII of the SEBI Guidelines, 2000 and such issue and allotment to tbe made at such time/times, at such price or prices. in such manner and on such terms and conditions as the board may in its absolute discretion decide at the time of issue or allotment of equity shares, in accordance with the provisions of the said Chapter ZIII of the SEBI Guidelines, 2000	Mgmt.	YES	FOR	FOR

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
					To issue and allot such number of equity shares as may be required to be issued and alloted, or as may be necessary in accordance with the terms of the aforesaid resoltuion AND THAT all such shares shall rank pari passu with the exisiting equity shares of the Corporation in all respects	Mgmt.	YES	FOR	FOR
					The Relevant Date for determining the price for the equity shares to be issued and allotted, in terms of the aforesaid resolutions, shall be 30 days prior to the date of this Meeting i.e. May 28, 2007	Mgmt.	YES	FOR	FOR
					To do all such acts, deeds, matters and things as it may in its absolute discretion deem necessary or desirable for such purpose and to issue any offer document(s), if required, and to sign all deeds, documents, and writing and to pay any fees, commissions, remuneration, expenses relating thereto and with power to settle all questions, difficulties or doubts that may arise in regard to such issue(s) or allotment(s) as it may in its sole and absolute discretion deem fit	Mgmt.	YES	FOR	FOR
					To delegate all or any of the powers herein confeered to any director(s) or any officer(s) of the Corporation	Mgmt.	YES	FOR	FOR

UTI Bank	UTIB IN	613648	6/25/2007	Mumbai	The authorised share capital of the Company be increased from Rs. 300,00,00,000 to Rs. 500,00,00,000 by creation of 20,00,00,000 Equity Shares of Rs. 10 each.	Mgmt.	YES	FOR	FOR
					In Clause V of Memorandum of Association of the Company, the words and figures “Rs. 300,00,00,000 each” be altered by the words and figures “Rs. 500,00,00,000 divided into 50,00,00,000 Equity Shares of Rs. 10/-each”	Mgmt.	YES	FOR	FOR
					In the Articles of Association of the Company the words and figures “ Rs. 300,00,00,000 divided into 30,00,00,000 Equity Shares of Rs. 10/- each” be altered by the words and figures “rs. 500,00,00,000 divided into 50,00,00,00 Equity Shares of Rs. 10/- each	Mgmt.	YES	FOR	FOR
					To create, offer, issue and allot, or Public Issue, with or without provision for reservation on firm and/or competitive basis, of such part of issue and for such categories of persons as may be permitted, in the couse of one or more public, rights, and/or private offerings in domestic and/or one or more international market(s), equity shares and.or equity shares through depository or any instruments or securities representing either equity shares and/or convertible securities linked to equity shares to all eligible investors, including residents and/ or non-residents and/or letter of offer of cicular and or/ on public or rights, and/or Preferential Allotment and/or private/preferential placement basis, for, or which upon exercise or conversion of all Securities so issued and allotted could give rise of equity shares not exceeding 4,23,97,400 equity shares	Mgmt.	YES	FOR	FOR
					The allotment of Securities shall only be to Qualified Institutional Buers within the meaning of Chapter XIIIA of the SEBI Guidelines, such Securities shalle be fully paid-up and the allotment of such Securities shall be completed within 12 months from the date of this resolution	Mgmt.	YES	FOR	FOR
					In case of a qualified institutional placement pursuant to Chapter XIIIA of the SEBI Guidelines, the relevant date for the determination of the price of the equity shares, if any, to be issued upon conversion or exchange of the Securities is 26th May, 2007	Mgmt.	YES	FOR	FOR
					Without prejudice to the generality of the above, the aforesaid issue of Securities may have all or any terms or combination of terms in accordance with prevalent market practices or as the Board may in its abolute discretion deem fit, including but not limited to terms and conditions, relating to payment of divident, premium on redepmtion at the option of the bank and/or holders of any securities, or variation of the price or period of conversion of Securities into equity shares or issue of equity shares duing the period of the Securities or terms pertaining to voting rights or option(s) for early redemption of Securities	Mgmt.	YES	FOR	FOR

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
					To issue depository receipts representing the underlying equity shares in the capital of the bank or such other securities in negotiable, registered or bear form with such features and attributes as may be required and to provide for the tradability and free transferability there of as per market practices and regulations (including listing on one or more stock exchange(s) in or outside India)	Mgmt.	YES	FOR	FOR
					To create, issue, offer and allot such number of equity shares as may be required to be issued and allotted, including issue and allotment of equity shares upon conversion of any depository receipts or other securities referred toa bove or as may be necessary in accordance with the terms of the offer, all such equity shares shall rank pari passu inter se and with the then existing equity shares of the Bank in all respects	Mgmt.	YES	FOR	FOR
					To do all such acts, deeds, matters, and things as it may, in its absolute discretion, deem necessary or desirable for such purpose, including without limitation, the determination of the number of Securities that may be offered in domestic and international markets and proportion thereof, entering into arrangements for managing, underwriting, marketing, listing, trading, acting as depository, custodian, registrar, stabilizing agent, paying and conversion agent, trustee, and to issue any document(s) inclduing but not limited to prospectus and/or leter of offer and/or circular,and sign all deeds, documents and writings and to pay any fees, commissions, remunerations, expenses relating thereto and with power on behalf of the bank settle all questions, diffucultires or doubt that may arise in regard to such offer(s) or issue(s) or allotment(s) as it may, in its absolute discretion , deem fit	Mgmt.	YES	FOR	FOR
					To delegate all or any of its powers herein conferred to any Committee or any one or more executives of the Bank	Mgmt.	YES	FOR	FOR
					For the consent and approval of the Company is accored to the baord to offer, issue, and allot equity shares	Mgmt.	YES	FOR	FOR
					The relevant date as per Chapter ZIII of the SEBI Guidelines 2000 for determination of the applicable price for the allotment of equity shares upfront to the applicant is 26th May 2007 i.e. the day 30 days prior to the date of the Extraodinary General Meeting	Mgmt.	YES	FOR	FOR
					The offer for allotment on a preferential basis shall be made only upon completion of the GDR issue being undertaken by the Company and not otherwise	Mgmt.	YES	FOR	FOR
					The new equity shares to be issued as aforesaid will be listed on the stock exchanges where the securities of the Company are presently listed	Mgmt.	YES	FOR	FOR
					The offer, issue, and allotment of the aforesaid Equity Shares shall be made at such time or times as the Board may in its absolute discretion decide, subject, however, to applicable guidelines, notifications, rules and regulations; the equity shares to be issued by the Company as stated aforesaid shall rank rai-passu with all exisitng equity shares of the Company; to decide and aprrove the other terms and conditions of issue of the above mentioned equity shares and alos shall be entitled to vary, modify, or alter any of the terms and condition, including size of the issue, as it may deem expedient; to delegate all or any of the pwers herein conferred by this resolution to any director or directors or to any committee of director or directors or any other officer or officers of the Company to give effect to the aforesaid resolution	Mgmt.	YES	FOR	FOR
					To do all such acts, matters, deeds and things and to take all such steps and do all such things and give all such directions as the Board may consider necessary, expedient or desirable and also to settle any question of fifficulties that may arise in such manner as the Board in its absolute discretion may deem fit and take all steps which are incidental and ancillary in this connection	Mgmt.	YES	FOR	FOR

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
					To do all such acts, matters, deeds and things and to take all such steps and do all such things and give all such directions as the Board may consider necessary, expedient or desirable and also to settle any question of fifficulties that may arise in such manner as the Board in its absolute discretion may deem fit and take all steps which are incidental and ancillary in this connection	Mgmt.	YES	FOR	FOR
Grasim Industries Limited	GRASIM IN	609992	7/72007	Birlagram, Nagda	To receive, consider, and adopt the audited Balance Sheet as at 31st March, 2007, and the Profit and Loss Account for the year ended 31st March, 2007 and the Reports of the Directors and the Auditors of the Company	Mgmt.	NO	DNA	DNA
					To confirm the payment of interim dividend on Equity Shares for the year ended 31st march, 2007 as final dividend	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mrs. Rajashree Birla, who retires from office by rotation, and being eligible, offers herself for re-appointment	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Cyril Shroff, who retires from office by rotation and being eligible, offers herself for re-appointment	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of mr. S. G. Subrahmanyan, who retires from office by rotation and being eligible, offers himself for re-appointment	Mgmt.	NO	DNA	DNA
					To re-appoint Messrs. G.P. Kapadia & Co., Chartered Accountants, Mumbai as the Statutory Auditors of the Company under Section 224 and other applicable provisions and to hold office as such from the conclusion of this meeting until the consluion of the next Annual General Meeting of the Company at a remuneration of Rs. 26,00,000 plus service tax as applicable and reimbursement of actual out of pocket expenses, as may be incurred in the performance of their duties	Mgmt.	NO	DNA	DNA
					To re-appoint Messrs. A.F. Ferguson &Co., Chartered Accountants, Mumbai as Branch Auditors of the Company, to audit the Accounts in respect of the Company’s manufacturing plants of Grey Cement and White Cement, Marketing Zones, Terminals, and Ready Mix Concrete Units, to hold office from the conclusion of this Meeting until the conclusion of the next Annual General meeting of the Company at a remuneration of Rs. 37,00,000 plus service tax as applicable and reimbursement of actual out of pocket expenses as may be incurred in the performance of their duties	Mgmt.	NO	DNA	DNA
					To re-appoint Messrs. Vidyarthi&Sons, Charterd Accountants, Lashkar, Gwalior, as Branch Auditors of the Company’s Vikram Wollens Division, to hold office from the conclusion of this Meeting until the conclusion of the next Annual General Meeting of the Company at a reimbursement of acutal out of pocket expenses, as may be incurred in the performance of their duties	Mgmt.	NO	DNA	DNA
					For the re-appointment of Mr. D.D. Rathi as a Whole Time Director of the Company for the period and upon the terms as to remuneration and prequisites as set out below with luberty to the Board from time to time to alter the said terms in such manner as may be agreed to between the Board and mr. Rathi and as may be permissible at law: period, remuneration, special allowance, supplementary salary, performance linked variable pay, prequisites: company maintainted leased furnished accomodation, leave travel allowance, reimbusement of medical expenses, fees for one Club in India, leave and encashment of leave, Personal Accident Insurance, Contribution to Provident Fund, Gratutity and/or contribution to Gratutity Fund, One Company maintained Car with driver, Reimbursement of entertainment, Any other allowances, benefits, and prequisites	Mgmt.	NO	DNA	DNA

Indian Bank	INBK IN	B1SFSX	6/27/2007	Chennai	To discuss, approve and adopt the Balance Sheet of the bank as at March 31, 2007 and the Profit and Loss Account for the year ended on that date, the Report of the Board of Directors on the workign and activites of the Bank for the period convered by the Accounts and the Auditors’ Report on the Balance Sheet and Accounts	Mgmt.	NO	DNA	DNA
					To declare dividends for the year ended March 31, 2007	Mgmt.	NO	DNA	DNA

Binani Industries Limited	BZL IN	613976	7/2/2007	Kolkata	To receive and adopt the Directors’ Report and Audited Accounts in respect of the year ended 31 March 2007	Mgmt.	NO	DNA	DNA

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
					To declare dividend	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of mr. Braj Binani who retires by rotation and being eligible, offers himself for reappointment	Mgmt.	NO	DNA	DNA
					To appoint Auditors and to fix their remuneration	Mgmt.	NO	DNA	DNA
					Aprroval for the appointment of mr. Sushil Bhattar as the Managing Director of the Company for a period of 3 years from 1 April, 2007 to 21 March 2010 on the terms and conditions including remuneration and perquisites as set out in the agreement entered into between the Company and Mr. Sushil Bhatter with liberty to the Board of Directors to aler and vary the terms and conditions in the said agreement as the Board of Directors may consider necessary and as may be agreed to by Mr. Sushil Bhatter within the overall limts as specified in Schedule XIII to the Companies Act, 1956 for the time being in force or any statutory modification or re-enactment thereof and/or any rules or regulations framed thereunder	Mgmt.	NO	DNA	DNA
					In the absence or inadequacy of profits in any financial year subject to the approval of the Central Government and such other approvals as may be required, mr. Sushil Bhatter be paid the same remuneration as minimum remuneration for the entire period or such period may be permitted by the Central Governement	Mgmt.	NO	DNA	DNA
					To declare the result of the Special Resolution passed through postal ballot for enhancement of Corporate Guarantee limits to Rs. 1600 Crores	Mgmt.	NO	DNA	DNA

Mahindra & Mahindra	MM IN	610018	7/20/2007	Mumbai	To make any loan(s), to and/or give any guarantee(s), and/or provide any security(ies) in connection with loan(s) made by any other person to, or to any other peron by, and/or acquire, by way of subscription, purchase, or otherwise the securities of one or more body(ies) corporate fulfilling the criteria specified in the Explanatory Statement annexed hereto even if such loans, guarantees, securities, and investments together with the aggregate of loan(s) made, guarantee(s) given, security(ies) provided and investment(s) made from time to time is in exvess of the ceiling prescribed under section 372A of the Companies Act, 1956, computed on the basis of the Audited Accounts of the financial year immediately preceding the financial year in which such loans are made, guarantees given, securities provided and investments made, provided that the excess over the ceiling prescribed under section 372A of the Compaies Act 1956, computed at the beginning of the financial year will not at any time exceed Rs. 2000	Mgmt.	YES	FOR	FOR
					For obtaining approvals, statutory, contractual or otherwise, in relation to the above and to settle all matters arising out of and incidental thereto, and to sign and execute all deeds, applications, documents, and writings that may be required, on behalf of the Company and also to delegate all or any of the above powers to the Loans & Investment Committee of the Company and generally to do all acts, deeds, matters, and things that may be necessary, proper, expedient, or incidental for the purpose of giving effect to the Resolution	Mgmt.	YES	FOR	FOR

Tata Motors	TTMT IN	610150	7/9/2007	Mumbai	To receive, consider, and adopt the Audited Profit and Loss Account for the year ended March 31, 2007 and the Balance Sheet as at that date together with the Report of the Directors and the Auditors thereon	Mgmt.	YES	FOR	FOR
					To delcare a dividend on Ordinary Shares	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Mr. N.A. Soonwala, who retires by rotation and is eligible for reappointment	Mgmt.	YES	FOR	FOR

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
					To consider and if thought fit to pass with or without modification the following: Mr. S.A. Baik, a Director liable to retire by rotation, who does not seek re-election, be not re-appointed a Director of the Company; and that the vacancy, so created, on the Board of Directors of the Company, be not filled	Mgmt.	YES	FOR	FOR
					To appoint Auditors and fix their remuneration	Mgmt.	YES	FOR	FOR
					That Mr. T.M. Telang who was appointted by the Board of Directors as an Additional Director of the Company with effect from May 18, 2007 and who holds office upto the date of the forthcoming Annual General Meeting of the Company has received a notice in writing from a Member under Section 257 of the Act, proposing his candiature for the office of Director of the Company, be and is hereby appointed Director	Mgmt.	YES	FOR	FOR
					The appointment and terms of remuneration of Mr. P. M. Telang as the Executive Director of the Company for a period of 5 years w.e.f. May 18th 2007, upon the terms and conditions including the remuneration to be paid in the event of inadequecy of profits in any financial year, as set out in the Explanatory Statement annexed to the notice convening this meeting, with liberty to the	Mgmt.	YES	FOR	FOR
Directors to alter and vary the terms and conditions of the said appointment in such manner as may be agreed to between the Directors and Mr. Telang
					To take all such steps as may be necessary, proper, and expedient to give effect to this Resolution	Mgmt.	YES	FOR	FOR
					Increase in borrowing limits: For borowing from time to time any sum or sums of monies which together with the monies already borrowed by the Company (apart from temporary loans obtained or to be obtained from the Company’s bankers in the ordinary course of business), may exceed the aggregate of the paid-up capital of the Company and its free reserves that is to say, reserves not set apart for any specific purpose provided taht the total amount so borrowed by the Board shall not at any time exceed the limit of Rs. 12000 crores	Mgmt.	YES	FOR	FOR
					Change in place of keeping registers and records: to be kepts at the Registered Office of the Company and/or at the offices of TSR Darashaw Limited, the Company’s Registrars and Share Transfer Agents	Mgmt.	YES	FOR	FOR

Bank of Baroda	BOB IN	609977	7/4/2007	Pratapgani, Vadodara	To discuss, approve, and adopt the Balance Sheet of the Bank as at 31st March, 2007, Profit & Loss Account for the year ended 31st March, 2007, the Report of the Board of Directors on the working and activities of the Bank for the period covered by the accounts and the Auditors’ Report on the Balance Sheet and Accounts	Mgmt.	NO	DNA	DNA
					To declare Final Dividend for the year 2006-07	Mgmt.	NO	DNA	DNA

Bajaj Auto	BJA IN	612414	7/12/2007	Akurdi, Pune	To consider and adopt the audited balance sheet as at 31 march 2007 and the profit and loss account for the year ended 31 March 2007 and the directors’ and auditors’ report thereon	Mgmt.	NO	DNA	DNA
					To declare a dividend	Mgmt.	NO	DNA	DNA
					To appoint a director in place of J N Godrej, who retires by rotaion and being eligible, offers himself for re-appointment	Mgmt.	NO	DNA	DNA
					To appoint a director in place of Shekhar Bajaj, who retires by rotation and being eligible, offers himself for re-appointment	Mgmt.	NO	DNA	DNA
					To appoint a director in place of Ms. Suman Kirloskar, who retires by rotation and being eligible, offers herself for re-appointment	Mgmt.	NO	DNA	DNA
					To appoint auditors of the company for the period commencing from the conclusion of this annual general meeting till the conclusion of the next annual general meeting and to fix their remuneration	Mgmt.	NO	DNA	DNA
					To appoint P. Murari as a director of the company, liable to retire by rotation	Mgmt.	NO	DNA	DNA
					To appoint Niraj Bajaj as a director of the company, liable to retire by rotation	Mgmt.	NO	DNA	DNA

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
South Indian Bank	SIB IN	634996	6/29/2007	Thrissur	To receive, consider, and adopt the Bank’s Audited Balance Sheet as at 31st March 2007 and the Profit&Loss Account for the year ended on that date together with the reports of the Board of Directors and Auditors thereon	Mgmt.	NO	DNA	DNA
					To declare a dividend	Mgmt.	NO	DNA	DNA
					To appoint Statutory Central Auditors for the year 2007-08 and to authorize the Board to fix their remuneration	Mgmt.	NO	DNA	DNA
					To appoint a Director in the place of Sri. Davy K. Manavalan (Director of the Majority Sector) who retires by rotation under Section 256 of the Companies Act, 1956, and being eligible offers himself for re-appointment	Mgmt.	NO	DNA	DNA
					To appoint a Director in the place of Sri. G.A. Shenai (Director of the Majority Sector) who retires by rotation under Section 256 of the Companies Act, 1956, and being eligible offers himself for re-appointment	Mgmt.	NO	DNA	DNA
					That Sri Paul Chalissery is appointed a director in the Minority Sector, whose period of office is liable for determination by retirement of directors by rotation	Mgmt.	NO	DNA	DNA
					That Sri Mathew L Chakola is appointed a director in the Minority Sector, whose period of office is liable for determination by retirement of directors by rotation	Mgmt.	NO	DNA	DNA
					That Dr. N J Kurian is appointed a director in the Majority Sector, whose period of office is liable for determination by retirement of directors by rotation	Mgmt.	NO	DNA	DNA
					To appoint from time to time in consultation with the Bank’s Statutory Central Auditors, one or more persons qualified for appointment as branch auditors by the Bank’s Satutory Central Auditors on such remuneration and subject to such terms and conditions as may be fixed by the Board of Directors	Mgmt.	NO	DNA	DNA
					Accorded for payment to Dr. V A Joseph, Chairman and CEO of the Bank, revised remuneration at the rates recommended by the Board of Directors in Resolution No. SEC/29 dated 23-05-07	Mgmt.	NO	DNA	DNA
					To issue, offer, and allot from time to time in one or more tranches, by way of a rights issue to the existing members of the Bank whether resident or non-resident or rights cum public issue or private placement, offerings in Indian and/or International markets, further equity shares and/or securities convertible into equity shares and/or GDS, GDRs, ADRs, FCCBs, representing Equity Shares and/or Debentures or Bonds convertible into equity shares whether fully or partly and whether compulsorily or at the option of the Bank or the holders thereof and/or any security linked to equity shares and/or all or any of the aforesaid securities with or without detachable or non-detachable warrants to resident Indian individuals, bodies corporate, societies, trusts, non-residents, QIBs, stabilization agents, foreign investors, FIIs, FCBs/Companies/Mutual Funds/Pension Funds/Venture Capital Funds/Banks, whether Indian or foreign and such other persons or entities, whether or not such investors are members of the Bank, to all or any of them, for amount in nominal value, not exceeding in the aggregate Rs.20 crors or its equivalent amount in such foreign currencies as may be necessary with any premium and Green Shoe Option attached thereto, on such terms and conditions like prices, premiums, interest, number of securities to be issued, face value, # of equity shares to be allotted on conversion/redemption/extinguishment of debt(s), rights attached to warrants, period of conversion, fixing of record date or book closure and all other connected matters	Mgmt.	NO	DNA	DNA
					The securities issued in foreign markets shall be deemed to have been made abroad and/or in the market and/or at the place of issue of the Securities in the international market and may be governed by applicable foreign laws	Mgmt.	NO	DNA	DNA
					To consult the appropriate authorities, and to appoint merchant broker(s), book runners, lead manager(s), underwriter(s), registrars and transfer agents, bankers, advisors dpositories, custodians and such other person(s) as may be necessary including xperts in banking industry, company secretaries, chartered accountants and lawyers	Mgmt.	NO	DNA	DNA
					To execute such agreements and documents with any of them for such purposes as the Board may deem fit	Mgmt.	NO	DNA	DNA

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
					To remunerate any such agencies in such manner and to such extent as may be necessary and reasonable whether by way of commission, brokerage fees, or otherwise and reimburse expenses that may be incurred by them in relation to their services to the Bank	Mgmt.	NO	DNA	DNA
					To issue directly or through any agents duly authorized depository receipt(s)/certificates of shares or other securities to afford a proper title to the holder thereof and to enable such a holder to trade in the securities or underlying securities as such person may require to the extent lawfully permitted in India or in any country where the securities have been issued subject to statutory regulations in India or in any other country and in accordance with the norms and practices prevailing in India or any other country	Mgmt.	NO	DNA	DNA
					To issue and allot such number of equity shares as may be required to be issued and alloted upon convresion of any Securities or as may be necessary in accordance with the terms of the offering, all such further equity shares ranking pari passu with the existing equity shares of the Bank in all respects except provided otherwise under the terms of issue of such securities and in the offer document	Mgmt.	NO	DNA	DNA
					To dispose of the unsubscribed portion of the shares or securities to such person(s) and in such manner and on such terms as the Board may in its absolute discretion think most beneficial to the Bank, including offering or placing them with resident or non-resident/ foreign investor(s), FIIs/ Mutual Funds/Pension Funds/ Venture Capital Funds/ banks and/or Employees and business associates of the Bank or such other person(s) or equities or otherwise, whether, whether or not such investors are members of the bank	Mgmt.	NO	DNA	DNA
					To obtain listing of all or any of its new shares/ existing shares or other securities in any stock exchange in India or elsewhere in the world including the NYSE, LSE, Dubai International Financial Exchange, Singapore Stock Exchange, Luxemborg Stock Exchange, NASDAQ or any other stock exchanges subject to such statutory compliances as may be necessary in India or in such other country and further subject to such conditions as the stock exchanges may require.	Mgmt.	NO	DNA	DNA
					To do such acts, deeds, matters and things as it/they may at its/their discretion deem necessary or desirable for such purpose	Mgmt.	NO	DNA	DNA
					To agree to and make and accept such conditions, modifications, and alterations stipulated by any of the relevant authorities whole according approvals, conent or permissions to the issue as ay be considered necessary, proper and expedient	Mgmt.	NO	DNA	DNA
					To do all such acts, deeds, matters, and things as the Board may in its absolute discretion deem necessary or desirable for such purpose including without limitation the entering into of underwriting, marketing, banking and custodian arrangements and with power on behalf of the Bank to settle any questions, difficulties, or doubts that may arise in regard to any such issue(s)/offer(s) or allotment(s) or otherwise	Mgmt.	NO	DNA	DNA

Bank of India	BOI IN	609978	7/4/2007	Mumbai	A shareholder entitled to attend and vot at the Annual General Meeting is entitled to appoint a Proxy to attend and vote on his/her behalf. The Proxy form, in order to be effective, must be received at the place specified in the Proxy form not later than 4 days before the date of the Annual General Meeting on or before the close of banking hours on 7/5/07	Mgmt.	YES	FOR	FOR

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
					No person shall be entitled to attend or vote at the meeting as a duly authorised representative of a Company or any other Body Corporate which is a shareholder of the Bank, unless a copy of the Resolution appointing him/her as a duly authorised representative, certified to be true copy by the Chairman of the meeting at which it was passd, shall have been deposited at the Head Office of the Bank not less than 4 days before the Annual General Meeting on or before the close of banking hours on 7/5/07	Mgmt.	YES	FOR	FOR
					The registrar of shareholders and the Share Transfer Registrar of the Bank will remain closed from 7/4/07 to 7/10/07 for the purpose of Annual General Meeting and ascertainment of entitlement for payment of dividend	Mgmt.	YES	FOR	FOR
					To communicate a Shareholder’s change of address to M/s. Sharepro Services (india) pvt. Ltd., Unit: Bank of India Satam Estate, 3rd Floor, Above Bank of Baroda, Cardinal Gracious Road, Chakala, Andheri (East), Mumbai 400009	Mgmt.	YES	FOR	FOR
					Attendance Slip-Cum-Entry Pass is annexed to this Report	Mgmt.	YES	FOR	FOR
					The final dividend, as recommended by the Board, if declared at the Annual General Meeting, will be paid on 8/6/07 to those shareholders whose names stand registered on the Bank’s Register of Members (a) as beneficial owners and (b) as shareholders	Mgmt.	YES	FOR	FOR
					The amount of dividend remaining unpaid or unclaimed for a period of 7 years is required to be transferred to the Investor Education & Protection Fund established by the Central Govt., under Section 205C of the Companies Act 1956, and thereafter no claim for payment shall lie in respct thereof either on the Bank or on IEPF	Mgmt.	YES	FOR	FOR

Bank of Baroda	BOB IN	609977	7/4/2007	Vadodara	To discuss, approve, and adopt the Balance Sheet of the Bank as at 31st March, 2007, Profit & Loss Account for the year ended 31st March, 2007 the Report of the Board of Directors on the working and activities of the Bank for the period covered by the accounts and the Auditors’ Report on the Balance Sheet and Accounts	Mgmt.	NO	DNA	DNA
					To declare Final Dividend for the year 2006-07	Mgmt.	NO	DNA	DNA

Dr. Reddy’s	DRRD IN	641095	7/24/2007	Hyderabad	To receive, consider, and adopt the Profit & Loss Account for the year ended March 31, 2007; Balance Shet as on that date along with the Reports of the Director’s and Auditor’s thereon	Mgmt.	NO	DNA	DNA
					To declare dividend on equity shares for the financial year 2006-07	Mgmt.	NO	DNA	DNA
					To appoint a director in place of Dr. Omkar Goswami, who retires by rotation, and being eligible, offers himself for re-appointment	Mgmt.	NO	DNA	DNA
					To appoint a director in place of Mr. K. Satish Reddy, who retires by rotation, and being eligible, offers himself for re-appointment	Mgmt.	NO	DNA	DNA
					To appoint the Statutory Auditors and fix their remuneration. The retiring Auditors BSR & Co. are eligible for re-appointment	Mgmt.	NO	DNA	DNA
					To reappoint Mr. K Satish Reddy as Managing Director and COO of the Company for a period of 5 years effective from 10/1/07 on the following conditions: Salary, Perquisites: housing, medical reimbursement, leave travel assistance, contribution to Provident fund, Superannuation fund, or Annuity fund, phone use on Company business, Commision	Mgmt.	NO	DNA	DNA
					To appoint Dr. J.P. Moreau as Director liable to retire by rotation	Mgmt.	NO	DNA	DNA
					To appoint Ms. Kalpana Morparia as Director liable to retire by rotation	Mgmt.	NO	DNA	DNA

S. Kumars Nationwide Ltd	SKUM IN	670808	7/17/2007	Mumbai	To receive, consider, and adopt the audited Balance Sheet as at 31st March 2007 and the audited Profit & Loss Account for the year ended as on that date together with reports of the Auditors and Directors thereon	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Col. S.K. Raje, who retires by rotation and being eligible, offers himself for reappointment	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Shri Govind Mirchandani, who retires by rotation and being eligible, offers himself for reappointment	Mgmt.	YES	FOR	FOR

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
					To appoint Auditors and to fix their remuneration	Mgmt.	YES	FOR	FOR
					To appoint M/s. M. Mehta & Co., Chartered Accountants, as Branch Auditors of the Company to hold office from the conclusion of this 17th Annual General Meeting until the conclusion of the next Annual General Meeting of the Company at a remuneration to be fixed by the Board of Directors of the Company for auditing the books of accounts of Weaving and Fabric Divisions of Amana unit at the Company’s works at Dewas	Mgmt.	YES	FOR	FOR
					To appoint Shri Anil Channa as Director of the Company liable to retire by rotation	Mgmt.	YES	FOR	FOR
					To appoint Shri Vijay G. Kalantri as Director of the Company liable to retire by rotation	Mgmt.	YES	FOR	FOR
					To appoint Smt. Jyoti N. Kasliwal as Director of the Company liable to retire by rotation	Mgmt.	YES	FOR	FOR
					To reappoint Shri Nitin S. Kasliwal, as Vice Chairman and Managing Director of the Company with effect from 1st April 2007 for 5 years on the terms and conditions mentioned hereunder: salary, perquisites and allowances: leave travel expenses/allowances, medical expenses, club fees, leave encashment, provident fun, gratuity, car, telephone, entertainment, travelling and all other expenses, minimum remuneration	Mgmt.	YES	FOR	FOR
					To appoint Shri Anil Channa, as Deputy Managing Director of the Company, with effect from 12th January 2007 for 3 years on the remuneration and the terms and conditions mentioned in the Explanatory Statement: Salary, Minimum Remuneration. The Board of Directors of the Company is authorized to take such steps as may be necessary to give effect to this resolution	Mgmt.	YES	FOR	FOR
					The interpretation of “S.Kumars” in Article 2 is altered by replacing the same with the following it appears in the Articles of Association of the Company: “S.Kumars” shall mean Anjani Finvest Private Ltd and shall include its duly authorised nominees. The Board of Directors of the Company is authorized to take such steps as may be necessary to give effect to this resolution	Mgmt.	YES	FOR	FOR

ICICI Bank	ICICIBC IN	610036	7/12/2007	Pune	To receive, consider and adopt the audited Profit and Loss Account for the financial year ended March 31,2007 and Balance Sheet as at that date together with the Reports of the Directors and Auditors.	Mgmt.	NO	DNA	DNA
					To declare dividend on preference shares.	Mgmt.	NO	DNA	DNA
					To declare dividend on equity shares.	Mgmt.	NO	DNA	DNA
					To appoint a director in place of Mr. N. Vaghul, who retires by rotation and, being eligible, offers himself for re- appointment.	Mgmt.	NO	DNA	DNA
					To appoint a director in place of Mr. Anupam Puri, who retires by rotation and, being eligible, offers himself for re- appointment.	Mgmt.	NO	DNA	DNA
					To appoint a director in place of Mr. M. K. Sharma, who retires by rotation and, being eligible, offers himself for re- appointment.	Mgmt.	NO	DNA	DNA
					To appoint a director rn plgcg of Prof. Marti G. Subrahmanyam, who retires by rotation and, being eligible, offers himself for re-appointment.	Mgmt.	NO	DNA	DNA

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
					To consider and. if thought fit, to pass, with or without modification, the following Resolution es an Ordinary Resolution: RESOLVED that pursuant to the provisions of Seczion 224 and other applicable provisions, if any, of the Companies Act, 1956 and the Banking Regulatron Act, 1949. 8SR 6 Co., Chartered Accountants, be appointed as statutory auditors of the Company. to hold offrce from the conclusion of this Meeting until the conclusion of the next Annual General Meet~ng of the Company, on a remuneration (including terms of payment) to be fixed by the Board of Directors of the Company, based on the recommendation of the Audit Committee, plus sewice tax and such other zax(es), as may be applicable, and reimbursement of all out-of-pocket expenses in connection with the audit of the accounts of the Company for the year ending March 31,2008.	Mgmt.	NO	DNA	DNA
					To consider and, if thought fit, to pass, with or without modification, the following Resolution as an Ordinary Resolytion. RESOLVED that pursuant to the provisions of Section 228 and other applicable provisions, if any, of the Compantes Act, 1956 and the Banking Regulation Act, 1949, the Board of Directors of the Company be and is hereby authorised to appoint branch auditm, as and when required, in consultation with the statutory auditors, ta audit the accounts in respect of the Company’s branchesioffices in lndia and abroad and to fix their remuneration (including terms of payment), based on the recommendation of the Audit Committee, plus service tax and such other tax(es), as may be applicable, and reimbursement of all out-of-pocket expenses in connection with the audit.	Mgmt.	NO	DNA	DNA
					To consider and, if thought fit, to pass, with or without modification, the following Rssolution as an Ordinary Resolution. RESOLVED that subject to the applicable provisions of the Companies Act, 1956, the Banking Regulation Act, 1949 and the provisions of the Articles of Association of the Company and subject to the approval of Reserve Bank of lndia to the extent required, Mr. K. V. Kamath, Managing Director Ei CEO, be paid the following revised remuneration from April 1.2007 up to April 30, 2009 as follows: Salary: 7000,000-1,350,000 Rs....Perquisites:	Mgmt.	NO	DNA	DNA
Company’s furnished accomidations, gas, electricity, water and furnishings, club fees, personal insurance, use of car and telephone, leave and leave travel concession, education benefits, provident fund, superannuation fund, gratuity and other retirement benefits...If not provided, Mr. K. V. Kamath shall be eligible for house rent allowance of Rs. 100,000/mo and matinence of accommodation as provided by the Company...Bonus: Up to the average percentage of performance bonus paid to the employees, as may be determined by the Board, based on achievement of such performance parameters as may be laid down by the Board and subject to such other approvals as may be necessary...RESOLVED FURTHER that the Board or any Committee thereof, be and is hereby authorised to decide the remuneration (salary, prequisites and bonus) payable to Mr. K. V. Kamath, within the terms mentioned above, subject to the approval of Reserve Bank of India, from time to time...RESOLVED FURTHER that in the event of absense or inadequacy of net profit in any financial year, the remuneration payable to Mr. K. V. Kamath, shall be governed by Section II of Part II of Schedule XIII of the Companies Act, 1956, or any modification(s) thereto.

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
					To consider and, if thought fit, to pass, with or without modification, the following Rssolution as an Ordinary Resolution. RESOLVED that subject to the applicable provisions of the Companies Act, 1956, the Banking Regulation Act, 1949 and the provisions of the Articles of Association of the Company and subject to the approval of Reserve Bank of lndia to the extent required, Ms. Chanda D. Kochhar, be paid the following revised remuneration from April 1, 2007 up to March 31, 2011: Salary: In the range of Rs. 400,000 to Rs. 1,050,000 per month. Perquisites:	Mgmt.	NO	DNA	DNA
Perquisites (evaluated as per Income-tax Rules, wherever applicable, and at actual cost to the company in other cases) like the benefit of the Company’s furnished accommidation, gas, electricity, water and furnishings, club fees, personal insurance, use of car and telephone at residence or reimbursement of expenses in lieu thereof, payment of income-tax on perquisites by the Company to the extent permissible under the Income-tax Act, 1961 and Rules framed thereunder; medical reimbursement, leave and leave travel concession, education benefits, provident fund, superannuation fund, gratuity and other retirement benefits, in accordance with the scheme(s) and rule(s) applicable to the members of the staff from time to time, for the aforesaid benefits. In case Company-owned accommodation is not provided, Ms. Chanda D. Kochhar shall be eligible for house rent allowance of Rs. 100,000 per month and maintenance of accommodation including furniture, fixtures and furnishings, as may be provided by the Company. Bonus: Up to the average percentage of performance bonus paid to the employees, as may be determined by the Board or any Committee thereof, based on achievement of such performance parameters as may be laid down by the Board or any Committee thereof and subject to such other approvals as may be necessary. RESOLVED FURTHER: that the Board or any Committee thereof, be and is hereby authorised to decide the remuneration (salary, perquisites and bonus) payable to
Ms. Chanda D. Kochhar within the terms mentioned above, subject to the approval of Reserve Bank of India, from time to time. RESOLVED FURTHER that in the event of absense or inadequacy of net profit in any financial year, the remuneration payable to Ms. Chanda D. Kochhar shall be governed by Section II of Part II of Schedule XII of the Companies Act, 1956, or any modification(s) thereto.
					To consider and, if thought fit, to pass, with or without modification, the following Rssolution as an Ordinary Resolution. RESOLVED that subject to the applicable provisions of the Companies Act, 1956, the Banking Regulation Act, 1949 and the provisions of the Articles of Association of the Company and subject to the approval of Reserve Bank of lndia to the extent required, Dr. Nachiket Mor, Depudy Managing Director, be paid the following revised remuneration from April 1, 2007 up to March 31, 2011:	Mgmt.	NO	DNA	DNA
Salary: In the range of Rs. 400,000 to Rs. 1,050,000 per month. Perquisites: Perquisites (evaluated as per Income-tax Rules, wherever applicable, and at actual cost to the company in other cases) like the benefit of the Company’s furnished accommidation, gas, electricity, water and furnishings, club fees, personal insurance, use of car and telephone at residence or reimbursement of expenses in lieu thereof, payment of income-tax on perquisites by the Company to the extent permissible under the Income-tax Act, 1961 and Rules framed

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
thereunder; medical reimbursement, leave and leave travel concession, education benefits, provident fund, superannuation fund, gratuity and other retirement benefits, in accordance with the scheme(s) and rule(s) applicable to the members of the staff from time to time, for the aforesaid benefits. In case Company-owned accommodation is not provided, Dr. Nachiket Mor, Depudy Managing Director, shall be eligible for house rent allowance of Rs. 100,000 per month and maintenance of accommodation including furniture, fixtures and furnishings, as may be provided by the Company. Bonus: Up to the average percentage of performance bonus paid to the employees, as may be determined by the Board or any Committee thereof, based on achievement of such performance parameters as may be laid down by the Board or any Committee thereof and subject to such other approvals as may be necessary. RESOLVED FURTHER: that the Board or any Committee thereof, be and is hereby authorised to decide the remuneration (salary, perquisites and bonus) payable to
Dr. Nachiket Mor, Depudy Managing Director, within the terms mentioned above, subject to the approval of Reserve Bank of India, from time to time. RESOLVED FURTHER that in the event of absense or inadequacy of net profit in any financial year, the remuneration payable to Ms. Chanda D. Kochhar shall be governed by Section II of Part II of Schedule XII of the Companies Act, 1956, or any modification(s) thereto.
					To consider and, if thought fit, to pass, with or without modification, the following Resolution as an Ordinary Resolution. RESOLVED that Mr. V. Vaidyanathan, in respect of whom the company has received notices in writing along with a deposit of Rs. 500 for each notice, from some of its Members proposing him as a candidate for the office of director under the provisions of Section 257 of the Companies Act, 1956, and who is eligible for appointment to the office of director, be and is hereby appointed a Director of the Company.	Mgmt.	NO	DNA	DNA
					To consider and, if thought fit, to pass, with or without modification, the following Resolution as an Ordinary Resolution. RESOLVED that subject to the applicable provisions of the Companies Act of 1956, the Banking Regulation Act, 1949 and the provisions of the Carticles of Association of the Company and the subject to the approval of Reserve Bank of India to the extent required, Mr. V. Vaidyanathan, be appointed as a wholetime Director (designated as Executive Director) of the Company, effective October 24, 2006 up to October 13, 2011, on payment of the following remuneration: Salary: In the range of Rs. 200,000 to Rs. 500,000 per month (up to March 31, 2007), In the range of Rs. 300,000 t Rs. 1,000,000 per month (from April 1, 2007 up to October 23, 2011). Perquisites: Perquisites (evaluated as per Income-tax Rules, wherever applicable, and at actual cost to the company in other cases) like the benefit of the Company’s furnished accommidation, gas, electricity, water and furnishings, club fees, personal insurance, use of car and telephone at residence or	Mgmt.	NO	DNA	DNA

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
reimbursement of expenses in lieu thereof, payment of income-tax on perquisites by the Company to the extent permissible under the Income-tax Act, 1961 and Rules framed thereunder; medical reimbursement, leave and leave travel concession, education benefits, provident fund, superannuation fund, gratuity and other retirement benefits, in accordance with the scheme(s) and rule(s) applicable to the members of the staff from time to time, for the aforesaid benefits. In case Company-owned accommodation is not provided, Dr. Nachiket Mor, Depudy Managing Director, shall be eligible for house rent allowance of Rs. 100,000 per month and maintenance of accommodation including furniture, fixtures and furnishings, as may be provided by the Company. Bonus: Up to the average percentage of performance bonus paid to the employees, as may be determined by the Board or any Committee thereof, based on achievement of such performance parameters as may be laid down by the Board or any Committee thereof and subject to such other approvals as may be necessary.
RESOLVED FURTHER that the Board or any Committee thereof, be and is hereby authorised to decide the remuneration (salary, perquisites and bonus) payable to Mr. V. Vaidyanathan, within the terms mentioned above, subject to the approval of reserve Bank of India, from time to time. RESOLVED FURTHER that in the event of absense or inadequacy of net profit in any financial year, the remuneration payable to Mr. V. Vaidyanathan shall be governed by Section II of Part II of Schedule XIII of the Companies Act, 1956, or any modification(s) thereto. RESOLVED FURTHER that Mr. V. Vaidyanathan shall not be subject to retirement by rotation during his tenure as wholetime Director. however, in order to comply with the provisions of the Articles of Association of the Company and the Companies Act, 1956, he shall be liable to retire by rotation, if, at any time, the number of non-rotational Directors exceed one-third of the total number of Directors. If he is re-appointed as Director immediately on retirement by rotation, he shall continue to hold his office of whiletime Director and the retirement by rotation and re-appointment shall not be deemed to constitute a break in his appointment as wholetime Director.
					To consider and, if thought fit, to pass, with or without modification, the following Resolutin as an Ordinary Resolution: RESOLVED that Ms. Madhabi Puri-Buch, in respect of whom the Company has received notices in writing along with a deposit of Rs. 500 for each notice, for some of its Members proposing her as a candidate for the office of director under the provisions of Section 257 of the Companies Act, 1956, and who is eligible for appointment to the office of director, be and is hereby appointed a Director of the Company.	Mgmt.	NO	DNA	DNA
					To consider and, if thought fir, to pass, with or without modification, the following Resolution as an Ordinary Resolution: RESOLVED that subject to the applicable provisions of the Companies Act, 1956, the Banking Regulation Act, 1949, and the provisions of the Articles of Association of the Company and subject to the approval of Reserve Bank of India, Ms. Madhabi Puri-buch, be appointed as a wholetime Director (designated as Executive Director) of the Company, effective June 1, 2007 up to May 31, 2012, on payment of the following remuneration: Salary: In the range of Rs.300,000 to Rs.1.000.000 per month. Perquisites (evaluated as per Income-tax Rules, wherever applicable, and at actual cost to the Company in other cases) .like the benefit of the Company’s furnished accommodation, gas, electricity, water and furnishings, club fees, personal insurance, use of car and telephone at residence or reimbursement of expenses in lieu thereof, payment of income tax on perquisites by the Company to the extent permissible under the Incometax Act. 1961 and Rules framed	Mgmt.	NO	DNA	DNA

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
other retirement benefits, in accordance with the scheme(s) and rule(s) applicable to the members of the staff from time to time, for the education benefits, provident fund, superannuation fund, gratuity and aforesaid benefits. In case Company-owned accommodation is not thereunder; medical reimbursement, leave and leave travel concession, provided, Ms. Madhabi Puri-Buch shall be eligible for house rent allowance of Rs.100,000 per month and maintenance of accommodation including furniture, fixtures and furnishings, as may be provided by the Company. Bonus: Up to the average percentage of performance bonus paid to the employees, as may be determined by the Board or any Committee thereof, based on achievement of such performance parameters as may be laid down by the Board or any Committee thereof and subject to such other approvals as may be necessary. RESOLVED FURTHER that the Board or any Committee thereof, be and is hereby authorised to decide the remuneration(salary, perquisites and bonus) payable to Ms. Madhabi
Puri-Buch, within the terms mentioned above, subject to the approval of Reserve Bank of India, from time to time. RESOLVED FURTHER that in the event of absence or inadequacy of net profit in any financial year, the remuneration payable to Ms. Madhabi Puri-Buch shall be governed by Section II of Part II of Schedule Xlll of the Companies Act, 1956, or any modification(s) thereto.RESOLVED FURTHER that Ms. Madhabi Puri-Buch shall not be subject to retirement by rotation during her tenure as wholetime Director. However, in order to comply with the provisions of the Articles of Association of the Company and the Companies Act, 1956, she shall be liable to retire by rotation, if, at any time, the number of non-rotational Directors exceed one-third of the total number of Directors. If she is re-appointed as Director immediately on retirement by rotation, she shall continue to hold her office of wholetime Director and the retirement by rotation and re-appointment shall not be deemed to constitute a break in her appointment as wholetime Director.
					To consider and, if thought fit, to pass, with or without modification, the following Resolution as a Special Resolution:	Mgmt.	NO	DNA	DNA
RESOLVED that pursuant to the provisions of Section 81 and other applicable provisions, if any, of the Companies Act, 1956 (including any amendment thereto or reenactment thereof) and subject to the necessary and relevant amendments of the Banking Regulation Act, 1949 or upon the receipt of any exemptions under the relevant provisions of the Banking Regulation Act, 1949 and in accordance with the provisions of the Memorandum and Articles of Association of the Company and the regulationslguidelines, if any, prescribed by Government of India, Reserve Bank of India, Securities and Exchange Board of lndia and the United States Securities and Exchange Commission or any other relevant authority, whether in lndia or abroad, from time to time, to the extent applicable and subject to approvals,

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
consents, permissions and sanctions as might be required and subject to such conditions as might be prescribed while granting such approvals, consents, permissions and sanctions, the Board of Directors of the Company (hereinafter referred to as the Board, which term shall be deemed to include any Committee(s) constitutedlto be constituted by the Board to exercise its powers including the powers conferred by this Resolution) is hereby authorised on behalf of the Company to create, offer, issue and allot (including with provision for reservation on firm andlor competitive basis, of such pan of issue and for such categories of persons as may be permitted and including from capital that may be classified or unclassified, and of such denomination as required or permitted), in the course of one or more public andlor private offerings in domestic andlor one or more international market(s), preference shares including issuance of overseas depository receipts or other instruments, as permitted against the preference shares or issuance of foreign currency denominated preference shares, at the option of the Company andlor the holder(s) of such securities, and/or securities llnked to preference shares and which, subject to applicable laws, may be irredeemablelperpetual or redeemable (and if redeemable, with such period as may be permitted or specified by the Company), cumulative or non-cumulative, participatory or non-participatory, non-convertible or other securities, andlor securities with or without detachablelnon-detachable warrants with a right exercisable by the warrant-holder to subscribe for preference shares andlor warrants with an option exercisable by the warrant-holder to subscribe for preference shares, andlor any instruments or securities representing preference shares andlor convertible securities convertible to preference shares (all of which are hereinafter collectively referred to as “Securities”), to all eligible investors, including residents andlor non-residents andlor institutionsfbanks andlor incorporated bodies andlor individuals andlor trustees or otherwise, and whether or not such investors are Members of the Company, through one or more prospectus andlor letter of offer or circular andlor privatetpreferential placement basis, for, or which upon exercise or conversion of all Securities so issued and allotted could give rise to, the issue of an aggregate face value of Securities not exceeding Rs.1.50 billion, such issue and allotment to be made at such time or times, in one or more tranche or tranches, at such price or prices, at market price(s) or at a discount or premium to market price@), including at the Board’s discretion at different price(s) to retail investors defined as such under relevant rules, regulations and guidelines of the relevant authority, in such manner, and where necessary in consultation with the Lead Managers andlor Underwriters andlor other Advisors or otherwise on such terms and conditions, including issue of Securities as fully or partly paid, making of calls and manner of appropriation of application money or call money, in respect of different class(es) of investor(s) and/or in respect of different Securities, as the Board may in its absolute discretion decide at the time of issue of the Securities. RESOLVED FURTHER that, without prejudice to the generality of the above, the aforesaid issue of Securities may have all or any terms or combination of terms in accordance with prevalent market practices or as the Board may in its absolute discretion deem fit, including but not limited to terms and conditions relating to payment of interest, dividend, premium on redemption at the option of the Company and/or holders of any securities, or variation of the price of securities during the period of the Securities or terms pretaining to voting rights, if permitted by law, for early redemption of Securities. RESOLVED FURTHER taht the Company, and/or any agency or body or person

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
authorised by the Board may issue depository receipts representing the underlying Securities in the capital of the company or such other Securities in negotiable, registered or bearer form with such features and attributes as may be required and to provide for the tradability and free transferability thereof as per market practices and regulations (including listing on one or more stock exchange(s) in or outside India.) RESOLVED FURTHER that the Board be and is hereby authorised to issue and allot such number of Securities as may be required to be issued and allotted, including issue and allottment of Securities upon conversion of any depository receipts or other securities referred to above or as may be necessary in accordance with the terms of the offer. RESOLVED FURTHER that for the purpose of giving effect to any offer, issue or allotment of Securities or instruments representing the same, as decribed above, the Board be and is hereby authorised on behalf of the Company to do all and such acts, deeds, matters and things as it may, in its absolute discretion, deem necessary or desirable for such purpose, including without limitation, the determination of the number of Securities that may be offered in domestic and international markets and proportion thereof, entering into arrangements for managing, underwriting, marketing, listing, trading, acting as depository, custodian, registrar, stabilizing agent, paying agent, trustee and to issue any document(s), including but not limited to prospectus and/or letter of offer and/or ciircular, and sign all deeds, documents and writings and to pay any fees, commissions, remunerations, expenses relationg thereto and with power on behalf of the Company to settle all questions, difficulties or doubts that may arise in regard to such offer(s) or issue(s) or allotment(s)s as it may, in its absolute discretion, deem fit. RESOVED FURTHER taht the Board be and is hereby authorised to delegate all or any of the powers herein conferred to any Committee of Directors or any one or more wholetime Directors of the Company.
					To consider and, if thought fit, to pass, with or without modification, the following Resolution as an Ordinary Resolution: RESOLVED that the consent of the Members of the Company under the provisions of Section 293(1)(d) and other applicable provisions, if any, of the Companies Act, 1956, and the relevant provisions of the Articles of Association of the Company, be and is hereby accorded to the borrowings by the Board of Directors of the Company from time to time, of all moneys deemed by them to be requisite or proper for the purpose of carrying on the business of the Company from time to time, of all moneys deemed by them to be requisite or proper for the purpose of carrying on the business of the Company, so however, that apart from the deposits accepted in the ordinary course of business, temporary loans repayable on demand or within six months from the date of the loan or temporary loans, if any, obtained from the Company’s bankers, the total amount of such borrowings outstanding at any time shall not exceed Rs. 200,000 crore (Rupees two hundred thousand crore) notwithstanding that the monies to be borrowed together with the monies already borrowed by the Company (including temporary loans, if any, obtained for the purpose of financing expenditure of a capital nature) will exceed the aggregate of the paid-up capital of the company and its free reserves, that is to say, reserves not set apart for any specific purpose.	Mgmt.	NO	DNA	DNA

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	Sedol	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
					To consider and, if thought fit, to pass, with or without modification, the following Resolution as a Special Resolution: RESOLVED that subject to the applicable provisions of the Companies Act, 1956, and subject to requisite approvals, if and to the extent necessary, Article 56(d) of the Articles of Association of the Company be substituted by the following Cluase: “56(d) Acquisition of shares by a person/group which could take in the aggregate as his/her/its holding to a level of 5 per cent or more of the total paid-up capital of the Bank (or such other percentage as may be prescribed by Reserve Bank of India from time to time) should be effected by such buyer(s) after obtaining prior approval of Reserve Bank of India.”	Mgmt.	NO	DNA	DNA

Bajaj Auto	BJA IN	612414	7/12/2007	Pune	To consider and adopt the audited balance sheet as at 31 March 2007 and the profit and loss account for the year ended 31 March 2007 and the directors’ and auditors’ reports thereon.	Mgmt.	NO	DNA	DNA
					To declare a dividend.	Mgmt.	NO	DNA	DNA
					To appoint a director in place of J N Godrej, who retires by rotation and being eligible, offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint a director in place of Shekhar Bajaj, who retires by rotation and being eligible, offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint a director in place of Ms Suman Kirloskar, who retires by rotation and being eligible, offers herself for re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint auditors of the company for the period commencing from the conclusion of this annual general meeting till the conclusion of the next annual general meeting and to fix their remuneration.	Mgmt.	NO	DNA	DNA
					To consider and if thought fit, to pass, with or without modifications, the following resolution as an ordinary resolution : “RESOLVED that P Murari who was appointed by the board of directors of the company as an additional director on 9 September 2006 and who holds office as such upto the conclusion of this annual general meeting and in espect of whom the company has, as required by section 257 of the Companies Act, 1956, received a notice in writing from a member ignifying his intention to propose him as a candidate for the office of he director, be and is hereby appointed a director of the company, liable to retire by rotation.”	Mgmt.	NO	DNA	DNA
					To consider and if thought fit, to pass, with or without modifications, he following resolution as an ordinary resolution : “RESOLVED that Niraj Bajaj who was appointed by the board of directors of the company as an additional director on 9 September 2006 and who holds office as such upto the conclusion of this annual general meeting and in respect of whom the company has, as required by section 257 of the Companies Act, 1956, received a notice in writing from a member ignifying his intention to propose him as a candidate for the office of the director, be and is hereby appointed a director of the company, liable to retire by rotation.”	Mgmt.	NO	DNA	DNA

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                                  The India Fund, Inc.

By (Signature and Title)*                 /s/  Prakash A. Melwani

                                                       Prakash A. Melwani, Director and President
                                                       (Principal Executive Officer)

Date          8/8/07

* Print the name and title of each signing officer under his or her signature.